BMO Funds Prospectus

December 29, 2014, as supplemented June 1, 2014

	Investor Class (Class Y)	Institutional Class (Class I)	Advisor Class (Class A)	Retirement Class (Class R3)	Retirement Class (Class R6)
Equity Funds
BMO Low Volatility Equity Fund		MLVEX	BLVAX
BMO Dividend Income Fund		MDIVX	BADIX
BMO Large-Cap Value Fund	MREIX	MLVIX	BALVX
BMO Large-Cap Growth Fund	MASTX	MLCIX	BALGX
BMO Mid-Cap Value Fund	MRVEX	MRVIX	BAMCX	BMVDX	BMVGX
BMO Mid-Cap Growth Fund	MRMSX	MRMIX	BGMAX	BMGDX	BMGGX
BMO Small-Cap Value Fund		MRSNX	BACVX	BSVDX	BSVGX
BMO Small-Cap Core Fund		BSCNX	BCCAX
BMO Small-Cap Growth Fund	MRSCX	MSGIX

International and Global Funds
BMO Global Low Volatility Equity Fund		BGLBX	BAEGX
BMO Pyrford Global Equity Fund		BGENX	BAGEX
BMO Pyrford International Stock Fund	MISYX	MISNX	BPIAX	BISDX	BISGX
BMO LGM Emerging Markets Equity Fund		MIEMX	BAEMX
BMO TCH Emerging Markets Bond Fund		MEBIX	BAMEX

Fixed Income Funds
BMO Ultra Short Tax-Free Fund	MUYSX	MUISX	BAUSX
BMO Short Tax-Free Fund	MTFYX	MTFIX	BASFX
BMO Short-Term Income Fund	MSINX	MSIFX	BTMAX
BMO Intermediate Tax-Free Fund	MITFX	MIITX	BITAX
BMO Mortgage Income Fund	MRGIX	MGIIX	BMTAX
BMO TCH Intermediate Income Fund		MIBIX	BAIIX
BMO TCH Corporate Income Fund	MCIYX	MCIIX	BATIX
BMO TCH Core Plus Bond Fund	MCYBX	MCBIX	BATCX
BMO Monegy High Yield Bond Fund		MHBNX	BMHAX
BMO Multi-Asset Income Fund		BMANX	BAMIX

Money Market Funds
BMO Government Money Market Fund	MGYXX	MGNXX
BMO Tax-Free Money Market Fund	MTFXX	MFIXX
BMO Prime Money Market Fund	MARXX	MAIXX

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank N.A. or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), or any other government agency, and may lose value.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY

BMO Low Volatility Equity Fund

Investment Objective:

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	1.00%
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	None	0.25%
Other Expenses(2)(3)	0.45%	0.45%
Total Annual Fund Operating Expenses	0.95%	1.20%
Fee Waiver and Expense Reimbursement(4)	(0.30)%	(0.30)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(4)	0.65%	0.90%
(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.

(3)	Other Expenses have been restated to reflect current fees, effective June 1, 2015.

(4)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.65% for Class I and 0.90% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class I	Class A
1 Year	$66	$587
3 Years	$273	$834
5 Years	$496	$1,099
10 Years	$1,139	$1,857

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in a broadly diversified portfolio of common stocks of large-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 1000® Index. The largest company by market capitalization in the Russell 1000® Index was approximately $651.2 billion as of October 31, 2014 and the median market capitalization of companies in the Index as of the same date was approximately $7.9 billion.

The Fund invests in stocks that exhibit less volatile stock price patterns when compared to stocks in the Russell 1000® Index. The Adviser selects low volatility, undervalued stocks using a

EQUITY FUNDS	1

BMO Low Volatility Equity Fund (cont.)

unique, quantitative approach based on the Adviser’s multi-factor risk/return models. This strategy seeks to provide the Fund with lower downside risk and meaningful upside participation relative to the Russell 1000® Index.

From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Style Risks. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market, and economic developments than the market as a whole, and other types of stocks (e.g., growth stocks).

Information Risks. When the quantitative models (“Models”) and information and data (“Data”) used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Fund may realize losses. The success of Models that are predictive in nature is dependent largely upon the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors that may cause the resulting information to be incorrect.

Management Risks. The Adviser’s judgments about the attractiveness, value, level of expected volatility, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results. In addition, the Adviser’s strategy may limit the Fund’s gains in rising markets.

Quantitative Model Investment Risks. The success of a quantitative investment model depends on the analyses and assessments that were used in developing such model. Incorrect analyses and assessments or inaccurate or incomplete data would adversely affect performance. There can be no assurance that the Model will enable the Fund to achieve its investment objective.

Portfolio Turnover Risks. A high portfolio rate (100% or more) may result in the realization and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. Therefore, you may have higher tax liability. High portfolio turnover also may result in higher transaction costs, which may negatively affect Fund performance.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s total returns before taxes for the 2013 calendar year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class I—Annual Total Returns (calendar year 2013)(1)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

(1)	The bar chart previously reflected the performance of the Class Y shares. On May 19, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the bar chart reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

2	EQUITY FUNDS

BMO Low Volatility Equity Fund (cont.)

The return for the Class I shares of the Fund from January 1, 2014 through September 30, 2014 was 7.82%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	3/31/2013	13.46%
Worst quarter	6/30/2013	2.04%

Average Annual Total Returns through 12/31/13(1)

	1 Year	Since Inception
Class I (Inception 9/28/12)(2)
Return Before Taxes	27.36%	19.37%
Return After Taxes on Distributions	26.57%	18.78%
Return After Taxes on Distributions and Sale of Fund Shares	15.83%	14.70%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	25.83%
LLCCFI (reflects deduction of fees and no deduction for sales charges or taxes)	31.82%	25.42%
(1)	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, the performance of Class A shares will be lower than the performance of the Class I shares because the Class A shares have higher Total Annual Fund Operating Expenses. In addition, Class A shares charge a front-end sales charge, which also will lower the performance of Class A shares.

(2)	The table previously reflected the performance of the Class Y shares. On May 19, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the table reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I, and after-tax returns for Class A will vary.

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

The Lipper Large-Cap Core Funds Index (LLCCFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. David A. Corris, Jason C. Hans, and Ernesto Ramos, Ph.D., co-manage the Fund. Mr. Corris, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 2008 and has co-managed the Fund since April 2013. Mr. Hans, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 2008 and has co-managed the Fund since its inception in 2012. Dr. Ramos, Head of Equities, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 2005 and has co-managed the Fund since its inception in 2012.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class A shares and $2,000,000 for Class I shares. For Class A, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

EQUITY FUNDS	3

BMO Low Volatility Equity Fund (cont.)

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	EQUITY FUNDS

BMO Dividend Income Fund

Investment Objective:

To provide capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	1.00%
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	None	0.25%
Other Expenses(2)(3)	0.36%	0.36%
Total Annual Fund Operating Expenses	0.86%	1.11%
Fee Waiver and Expense Reimbursement(4)	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(4)	0.65%	0.90%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.

(3)	Other Expenses have been restated to reflect current fees, effective June 1, 2015.

(4)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.65% for Class I and 0.90% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three, five- and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class I	Class A
1 Year	$66	$587
3 Years	$253	$815
5 Years	$456	$1,062
10 Years	$1,041	$1,766

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets primarily in dividend paying common stocks of large-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 1000® Value Index. The largest company by market capitalization in the Russell 1000® Value Index was approximately $415.3 billion as of October 31, 2014 and the median market capitalization of companies in the Index as of the same period was $7.3 billion.

To provide both capital appreciation and current income, the Adviser selects stocks using a unique, quantitative, value-oriented approach, which focuses on companies with dividend yields in excess of 1%.

EQUITY FUNDS	5

BMO Dividend Income Fund (cont.)

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Income Risks. The Fund can only distribute to shareholders what it earns. Therefore, if the amount of interest and/or dividends the Fund receives from its investments declines, the amount of dividends shareholders receive from the Fund will also decline. In addition, depending upon market conditions, income producing common stock that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income.

Style Risks. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market, and economic developments than the market as a whole, and other types of stocks (e.g., growth stocks).

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class I—Annual Total Returns (calendar years 2012-2013)(1)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

(1)	The bar chart previously reflected the performance of the Class Y shares. On April 21, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the bar chart reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

The return for the Class I shares of the Fund from January 1, 2014 through September 30, 2014 was 9.03%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	3/31/2013	11.52%
Worst quarter	6/30/2012	(0.51)%

Average Annual Total Returns through 12/31/13(1)

	1 Year	Since Inception
Class I (Inception 12/29/11)(2)
Return Before Taxes	28.76%	19.73%
Return After Taxes on Distributions	26.89%	18.61%
Return After Taxes on Distributions and Sale of Fund Shares	17.61%	15.33%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	24.36%
LEIFI (reflects deduction of fees and no deduction for sales charges or taxes)	28.70%	20.69%

(1)

Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, the performance of Class A shares will be

6	EQUITY FUNDS

BMO Dividend Income Fund (cont.)

lower than the performance of the Class I shares because the Class A shares have the higher Total Annual Fund Operating Expenses. In addition, Class A shares charge a front-end sales charge, which also will lower the performance of Class A shares.

(2)	The table previously reflected the performance of the Class Y shares. On April 21, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the table reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I, and after-tax returns for Class A will vary.

The Russell 1000® Value Index (Russell 1000® Value) measures the performance of those companies included in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.

The Lipper Equity Income Funds Index (LEIFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Kenneth Conrad, Ph.D., and Casey J. Sambs have co-managed the Fund since April 2013. Dr. Conrad, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2008. Mr. Sambs, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2001.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class A shares and $2,000,000 for Class I shares. For Class A, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EQUITY FUNDS	7

BMO Large-Cap Value Fund

Investment Objective:

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	None	1.00%
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	None	None	0.25%
Other Expenses(2)(3)	0.54%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.24%	0.99%	1.24%
Fee Waiver and Expense Reimbursement(4)	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(4)	1.20%	0.95%	1.20%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
(2)	Management Fees and Other Expenses have been restated to reflect current fees, effective June 1, 2015.

(3)	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.

(4)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 1.20% for Class Y, 0.95% for Class I, and 1.20% for Class A through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class I	Class A
1 Year	$122	$97	$616
3 Years	$389	$311	$870
5 Years	$677	$543	$1,143
10 Years	$1,496	$1,209	$1,922

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in a broadly diversified portfolio of common stocks of large-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 1000® Value Index. The largest company by market capitalization in the Russell 1000® Value Index was approximately $415.3 billion as of October 31, 2014 and the median market capitalization of companies in the Index as of the same period was $7.3 billion. The Adviser selects stocks using a unique, quantitative, value-oriented approach.

8	EQUITY FUNDS

BMO Large-Cap Value Fund (cont.)

From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Style Risks. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market, and economic developments than the market as a whole, and other types of stocks (e.g., growth stocks).

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the

Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class Y—Annual Total Returns (calendar years 2004-2013)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Class Y shares of the Fund from January 1, 2014 through September 30, 2014 was 8.34%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2009	15.75%
Worst quarter	12/31/2008	(17.30)%

Average Annual Total Returns through 12/31/13(1)

	1 Year	5 Year	10 Year	Since Class I Inception (1/31/08)
Class Y (Inception 9/30/93)
Return Before Taxes	33.72%	13.67%	6.49%	N.A.
Return After Taxes on Distributions	31.35%	13.12%	5.52%	N.A.
Return After Taxes on Distributions and Sale of Fund Shares	20.88%	10.97%	5.23%	N.A.
Class I (Inception 1/31/08)
Return Before Taxes	34.12%	13.96%	N.A.	5.67%
Russell 1000® Value (reflects no deduction for fees, expenses or taxes)	32.53%	16.67%	7.58%	6.47%
LMVFI (reflects deduction of fees and no deduction for sales charges or taxes)	34.78%	17.05%	6.85%	6.35%

(1)

Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class Y and Class I shares. Class A shares (without the reflection of the payment of sales charges) would have

EQUITY FUNDS	9

BMO Large-Cap Value Fund (cont.)

substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Class A shares (without the reflection of the payment of sales charges) will be the same as the Class Y shares because the Class A and Class Y shares have the same Total Annual Fund Operating Expenses. However, Class A shares do charge a front-end sales charge, so the performance of Class A shares reflecting the payment of sales charges would be lower than Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y, and after-tax returns for Class I and Class A will vary.

The Russell 1000® Value Index (Russell 1000® Value) measures the performance of those companies included in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.

The Lipper Multi-Cap Value Funds Index (LMVFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. David A. Corris, Jason C. Hans, and Ernesto Ramos, Ph.D., co-manage the Fund. Mr. Corris, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 2008 and has co-managed the Fund since April 2013. Mr. Hans, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 2008 and has co-managed the Fund since February 2012. Dr. Ramos, Head of Equities, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 2005 and has co-managed the Fund since February 2012.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class Y and Class A shares and $2,000,000 for Class I shares. For Class Y and Class A, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10	EQUITY FUNDS

BMO Large-Cap Growth Fund

Investment Objective:

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	None	1.00%
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	None	None	0.25%
Other Expenses(2)(3)	0.55%	0.30%	0.30%
Total Annual Fund Operating Expenses	1.25%	1.00%	1.25%
Fee Waiver and Expense Reimbursement(4)	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(4)	1.20%	0.95%	1.20%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	Management Fees and Other Expenses have been restated to reflect current fees, effective June 1, 2015.

(3)	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.
(4)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 1.20% for Class Y, 0.95% for Class I, and 1.20% for Class A through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class I	Class A
1 Year	$122	$97	$616
3 Years	$392	$313	$872
5 Years	$682	$548	$1,147
10 Years	$1,507	$1,220	$1,932

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in common stocks of large-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 1000® Growth Index. The largest company by market capitalization in the Russell 1000® Growth Index was approximately $651.2 billion as of October 31, 2014 and the median market capitalization of companies in the Index as of the same period was $8.8 billion.

EQUITY FUNDS	11

BMO Large-Cap Growth Fund (cont.)

The Adviser selects stocks using a unique, quantitative, growth-oriented approach and looks for high quality companies with sustainable earnings growth that are available at reasonable prices based on the Adviser’s proprietary investment model.

From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Information Risks. When the quantitative models (“Models”) and information and data (“Data”) used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Fund may realize losses. The success of Models that are predictive in nature is dependent largely upon the accuracy and reliability of the supplied historical data. All

Models are susceptible to input errors that may cause the resulting information to be incorrect.

Quantitative Model Investment Risks. The success of a quantitative investment model depends on the analyses and assessments that were used in developing such model. Incorrect analyses and assessments or inaccurate or incomplete data would adversely affect performance. There can be no assurance that the Model will enable the Fund to achieve its investment objective.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class Y—Annual Total Returns (calendar years 2004-2013)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Class Y shares of the Fund from January 1, 2014 through September 30, 2014 was 8.85%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2009	15.99%
Worst quarter	12/31/2008	(22.17)%

12	EQUITY FUNDS

BMO Large-Cap Growth Fund (cont.)

Average Annual Total Returns through 12/31/13(1)

	1 Year	5 Year	10 Year	Since Class I Inception (1/31/08)
Class Y (Inception 11/20/92)
Return Before Taxes	33.70%	19.00%	7.42%	N.A.
Return After Taxes on Distributions	30.27%	18.11%	6.54%	N.A.
Return After Taxes on Distributions and Sale of Fund Shares	20.56%	15.42%	5.95%	N.A.
Class I (Inception 1/31/08)
Return Before Taxes	34.05%	19.29%	N.A.	8.72%
Russell 1000® Growth (reflects no deduction for fees, expenses or taxes)	33.48%	20.39%	7.83%	9.55%
LMLCGFI (reflects deduction of fees and no deduction for sales charges or taxes)	36.52%	20.53%	8.15%	8.22%

(1)	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class Y and Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Class A shares (without the reflection of the payment of sales charges) will be the same as the Class Y shares because the Class A and Class Y shares have the same Total Annual Fund Operating Expenses. However, Class A shares do charge a front-end sales charge, so the performance of Class A shares reflecting the payment of sales charges would be lower than Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y, and after-tax returns for Class I and Class A will vary.

The Russell 1000® Growth Index (Russell 1000® Growth) measures the performance of those companies included in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values.

The Lipper Multi-Cap Growth Funds Index (LMLCGFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. David A. Corris, Jason C. Hans, and Ernesto Ramos, Ph.D., co-manage the Fund. Mr. Corris, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 2008 and has co-managed the Fund since April 2013. Mr. Hans, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 2008 and has co-managed the Fund since February 2012. Dr. Ramos, Head of Equities, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 2005 and has co-managed the Fund since February 2012.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class Y and Class A shares and $2,000,000 for Class I shares. For Class Y and Class A, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

EQUITY FUNDS	13

BMO Large-Cap Growth Fund (cont.)

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14	EQUITY FUNDS

BMO Mid-Cap Value Fund

Investment Objective:

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class I	Class A	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	None	1.00%	None	None
Redemption Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution (12b-1) Fees	None	None	0.25%	0.50%	None
Other Expenses(2)	0.51%	0.26%	0.26%	0.26%	0.11%
Acquired Fund Fees and Expenses(3)	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(4)	1.21%	0.96%	1.21%	1.46%	0.81%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	“Other Expenses” for the Class A, R3, and R6 shares are based on estimated amounts for the current fiscal year.
(3)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(4)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 1.24% for Class Y, 0.99% for Class I, 1.24% for Class A, 1.49% for Class R3, and 0.84% for Class R6 through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class I	Class A	Class R3	Class R6
1 Year	$123	$98	$617	$149	$83
3 Years	$384	$306	$865	$462	$259
5 Years	$665	$531	$1,132	$797	$450
10 Years	$1,466	$1,178	$1,893	$1,746	$1,002

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in value-oriented common stocks of medium-sized U.S. companies similar in size, at the time of purchase, to those within the Russell Midcap® Value Index. The largest company by market capitalization in the Russell Midcap® Value Index was approximately $30.1 billion as

EQUITY FUNDS	15

BMO Mid-Cap Value Fund (cont.)

of October 31, 2014 and the median market capitalization of companies in the Index as of the same period was $5.8 billion.

The Adviser selects companies that exhibit traditional value characteristics, such as a price-to-earnings ratio less than the S&P 400® Index, higher-than-average dividend yields, or a lower-than-average price-to-book value. In addition, these companies may have under-appreciated assets, or be involved in company turnarounds or corporate restructurings.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Style Risks. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market, and economic developments than the market as a whole, and other types of stocks (e.g., growth stocks).

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class Y—Annual Total Returns (calendar years 2004-2013)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Class Y shares of the Fund from January 1, 2014 through September 30, 2014 was 5.46%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2009	21.90%
Worst quarter	12/31/2008	(22.55)%

16	EQUITY FUNDS

BMO Mid-Cap Value Fund (cont.)

Average Annual Total Returns through 12/31/13(1)

	1 Year	5 Year	10 Year	Since Class I Inception (1/31/08)
Class Y (Inception 9/30/93)
Return Before Taxes	38.49%	20.64%	8.70%	N.A.
Return After Taxes on Distributions	33.96%	19.60%	7.41%	N.A.
Return After Taxes on Distributions and Sale of Fund Shares	24.66%	16.85%	7.00%	N.A.
Class I (Inception 1/31/08)
Return Before Taxes	38.88%	20.94%	N.A.	9.60%
RMCVI (reflects no deduction for fees, expenses or taxes)	33.46%	21.16%	10.26%	9.57%
LMCVFI (reflects deduction of fees and no deduction for sales charges or taxes)	36.38%	21.24%	9.42%	9.02%

(1)	Because Class A, Class R3, and Class R6 shares have not been offered for a full calendar year, the information provided represents returns of Class Y and Class I shares. Class A (without the reflection of the payment of sales charges), Class R3, and Class R6 shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Class A shares (without the reflection of the payment of sales charges) will be the same as the Class Y shares because the Class A and Class Y shares have the same Total Annual Fund Operating Expenses. However, Class A shares do charge a front-end sales charge, so the performance of Class A shares reflecting the payment of sales charges would be lower than Class Y shares. The performance of Class R3 and R6 shares will be different from the Class Y and Class I shares (Class R3 shares’ performance will be lower and Class R6 shares’ performance will be higher) because they have different Total Annual Fund Operating Expenses.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y, and after-tax returns for Class I, Class A, Class R3, and Class R6 will vary.

The Russell Midcap® Value Index (RMCVI) measures the performance of those companies included in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values. Those companies are also included in the Russell 1000® Value Index.

The Lipper Mid-Cap Value Funds Index (LMCVFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Gregory S. Dirkse, Matthew B. Fahey, and Brian J. Janowski co-manage the Fund. Mr. Dirkse, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 1999 and has co-managed the Fund since March 2011. Mr. Fahey, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 1984 and has co-managed the Fund since June 1997. Mr. Janowski, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 2008 and has co-managed the Fund since March 2011.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class Y and Class A shares and $2,000,000 for Class I shares. For Class Y and Class A, the minimum subsequent purchase amount is $50.

Eligible retirement plans generally may open an account and purchase Class R3 and R6 shares by contacting BMO Funds U.S. Services. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

EQUITY FUNDS	17

BMO Mid-Cap Value Fund (cont.)

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18	EQUITY FUNDS

BMO Mid-Cap Growth Fund

Investment Objective:

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class I	Class A	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	None	1.00%	None	None
Redemption Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution (12b-1) Fees	None	None	0.25%	0.50%	None
Other Expenses(2)	0.53%	0.28%	0.28%	0.28%	0.13%
Total Annual Fund Operating Expenses(3)	1.22%	0.97%	1.22%	1.47%	0.82%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	“Other Expenses” for the Class A, R3, and R6 shares are based on estimated amounts for the current fiscal year.

(3)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 1.24% for Class Y, 0.99% for Class I, 1.24% for Class A, 1.49% for Class R3, and 0.84% for Class R6 through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class I	Class A	Class R3	Class R6
1 Year	$124	$99	$618	$150	$84
3 Years	$387	$309	$868	$465	$262
5 Years	$670	$536	$1,137	$803	$455
10 Years	$1,477	$1,190	$1,903	$1,757	$1,014

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in growth-oriented common stocks of medium-sized U.S. companies similar in size, at the time of purchase, to those within the Russell Midcap® Growth Index. The largest company by market capitalization in the Russell Midcap® Growth Index was approximately $30.1 billion as of October 31, 2014 and the median market capitalization of companies in the Index as of the same period was $6.7 billion.

The Adviser selects stocks of companies with growth characteristics, including companies with above average earnings growth potential and companies where significant changes are taking place, such as new products, services, methods of distribution, or overall business restructuring.

EQUITY FUNDS	19

BMO Mid-Cap Growth Fund (cont.)

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class Y—Annual Total Returns (calendar years 2004-2013)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Class Y shares of the Fund from January 1, 2014 through September 30, 2014 was 1.10%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2010	17.17%
Worst quarter	12/31/2008	(22.02)%

Average Annual Total Returns through 12/31/13(1)

	1 Year	5 Year	10 Year	Since Class I Inception (1/31/08)
Class Y (Inception 9/30/93)
Return Before Taxes	28.83%	20.71%	9.19%	N.A.
Return After Taxes on Distributions	23.88%	19.55%	8.58%	N.A.
Return After Taxes on Distributions and Sale of Fund Shares	18.08%	16.75%	7.44%	N.A.
Class I (Inception 1/31/08)
Return Before Taxes	29.11%	21.03%	N.A.	9.72%
RMCGI (reflects no deduction for fees, expenses or taxes)	35.75%	23.38%	9.77%	9.98%
LMCGFI (reflects deduction of fees and no deduction for sales charges or taxes)	36.52%	21.31%	9.49%	8.51%

20	EQUITY FUNDS

BMO Mid-Cap Growth Fund (cont.)

(1)	Because Class A, Class R3, and Class R6 shares have not been offered for a full calendar year, the information provided represents returns of Class Y and Class I shares. Class A (without the reflection of the payment of sales charges), Class R3, and Class R6 shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Class A shares (without the reflection of the payment of sales charges) will be the same as the Class Y shares because the Class A and Class Y shares have the same Total Annual Fund Operating Expenses. However, Class A shares do charge a front-end sales charge, so the performance of Class A shares reflecting the payment of sales charges would be lower than Class Y shares. The performance of Class R3 and R6 shares will be different from the Class Y and Class I shares (Class R3 shares’ performance will be lower and Class R6 shares’ performance will be higher) because they have different Total Annual Fund Operating Expenses.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y, and after-tax returns for Class I, Class A, Class R3, and Class R6 will vary.

The Russell Midcap® Growth Index (RMCGI) measures the performance of those companies included in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values. Those companies are also included in the Russell 1000® Growth Index.

The Lipper Mid-Cap Growth Funds Index (LMCGFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Patrick M. Gundlach and Kenneth S. Salmon co-manage the Fund. Mr. Gundlach, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has co-managed the Fund since July 2007. Mr. Salmon, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2000 and has co-managed the Fund since December 2004.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class Y and Class A shares and $2,000,000 for Class I shares. For Class Y and Class A, the minimum subsequent purchase amount is $50.

Eligible retirement plans generally may open an account and purchase Class R3 and R6 shares by contacting BMO Funds U.S. Services. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that are expected to be taxed primarily as long-term capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EQUITY FUNDS	21

BMO Small-Cap Value Fund

Investment Objective:

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class I	Class A	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	1.00%	None	None
Redemption Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%	0.69%	0.69%	0.69%
Distribution (12b-1) Fees	None	0.25%	0.50%	None
Other Expenses(2)	0.46%	0.46%	0.46%	0.31%
Acquired Fund Fees and Expenses(3)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.16%	1.41%	1.66%	1.01%
Fee Waiver and Expense Reimbursement(4)	(0.16)%	(0.16)%	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(4)	1.00%	1.25%	1.50%	0.85%
(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	“Other Expenses” for the Class A, R3, and R6 shares are based on estimated amounts for the current fiscal year.

(3)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(4)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.99% for Class I, 1.24% for Class A, 1.49% for Class R3, and 0.84% for Class R6 through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class I	Class A	Class R3	Class R6
1 Year	$102	$621	$153	$87
3 Years	$353	$909	$508	$306
5 Years	$623	$1,218	$887	$542
10 Years	$1,395	$2,093	$1,952	$1,222

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s

22	EQUITY FUNDS

BMO Small-Cap Value Fund (cont.)

performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in value oriented common stocks of small-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 2000® Value Index. The largest company by market capitalization in the Russell 2000® Value Index was approximately $4.3 billion as of October 31, 2014 and the median market capitalization of companies in the Index as of the same period was $632 million.

The Adviser uses a disciplined investment process that identifies companies that it believes have good value relative to their assets, sustainable cash flow, acceptable levels of debt, and potential for improving their business fundamentals. In addition, these companies may have under-appreciated assets, or be involved in company turnarounds or corporate restructurings.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Style Risks. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market, and economic developments than the market as a whole, and other types of stocks (e.g., growth stocks).

Small-Cap Company Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Corporate Restructuring Risks. Securities of companies that are involved in company turnarounds or corporate restructurings may present special risk because of the high degree of uncertainty that can be associated with such events. It is possible that the market price of securities of companies involved in company turnarounds or corporate restructurings may be subject to significant and unpredictable fluctuations.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class I—Annual Total Returns (calendar years 2012-2013)(1)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

(1)	The bar chart previously reflected the performance of the Class Y shares. On April 21, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the bar chart reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

EQUITY FUNDS	23

BMO Small-Cap Value Fund (cont.)

The return for the Class I shares of the Fund from January 1, 2014 through September 30, 2014 was (0.95)%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	3/31/2013	13.97%
Worst quarter	6/30/2012	(4.95)%

Average Annual Total Returns through 12/31/13(1)

	1 Year	Since Inception
Class I (Inception 2/28/11)(2)
Return Before Taxes	34.41%	16.90%
Return After Taxes on Distributions	30.13%	15.39%
Return After Taxes on Distributions and Sale of Fund Shares	20.61%	12.88%
Russell 2000® Value Index (reflects no deduction of fees, expenses or taxes)	34.52%	13.38%
LSCCFI (reflects deduction of fees and no deduction for sales charges or taxes)	36.13%	13.88%

(1)	Because Class A, Class R3, and Class R6 shares have not been offered for a full calendar year, the information provided represents returns of Class I shares. Class A (without the reflection of the payment of sales charges), Class R3, and Class R6 shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, the performance of Class A, R3, and R6 shares will be different from the Class I shares (Class A and Class R3 shares’ performance will be lower and Class R6 shares’ performance will be higher) because they have different Total Annual Fund Operating Expenses. In addition, Class A shares charge a front-end sales charge, which also will lower the performance of Class A shares.

(2)	The table previously reflected the performance of the Class Y shares. On April 21, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the table reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I, and after-tax returns for Class A, Class R3, and Class R6 will vary.

The Russell 2000® Value Index is a market- weighted, value-oriented index of those small companies included in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

The Lipper Small-Cap Core Funds Index (LSCCFI) tracks the total return performance of the 30 largest funds included in this category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Gregory S. Dirkse, Matthew B. Fahey, and Brian J. Janowski have co-managed the Fund since its inception in 2011. Mr. Dirkse, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 1999. Mr. Fahey, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 1984. Mr. Janowski, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 2008.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class A shares and $2,000,000 for Class I shares. For Class A, the minimum subsequent purchase amount is $50.

Eligible retirement plans generally may open an account and purchase Class R3 and R6 shares by contacting BMO Funds U.S. Services. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

24	EQUITY FUNDS

BMO Small-Cap Value Fund (cont.)

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EQUITY FUNDS	25

BMO Small-Cap Core Fund

Investment Objective:

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	1.00%
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	None	0.25%
Other Expenses(2)	6.10%	6.10%
Acquired Fund Fees and Expenses(3)	0.01%	0.01%
Total Annual Fund Operating Expenses	6.76%	7.01%
Fee Waiver and Expense Reimbursement(4)	(5.85)%	(5.85)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(4)	0.91%	1.16%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.

(3)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(4)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.90% for Class I and 1.15% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class I	Class A
1 Year	$93	$612
3 Years	$1,475	$1,968
5 Years	$2,810	$3,269
10 Years	$5,946	$6,301

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended August 31, 2014, the Fund’s portfolio turnover rate (not annualized) was 43% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in a broadly diversified portfolio of common stocks of small-cap U.S. companies similar in size to those within the Russell 2000® Index. These small-cap

26	EQUITY FUNDS

BMO Small-Cap Core Fund (cont.)

companies, at the time of purchase, generally have market capitalizations in the range of companies in the Russell 2000® Index. The largest company by market capitalization in the Russell 2000® Index was approximately $7.5 billion as of October 31, 2014, and the median market capitalization of companies in the Index as of the same period was $713 million.

The Fund pursues its investment objective in the small-cap sector by investing in a select group of small-cap companies believed to be undervalued relative to their future growth potential. The Fund is designed to be a “core” fund that seeks to combine both value and growth characteristics within the small-cap universe. The investment strategy focuses on company fundamentals by using a disciplined quantitative process to identify companies that, in the Adviser’s opinion, exhibit improving investor interest, have a sustainable competitive advantage, have low financial risk, and will be able to outperform the market over full market cycles. The quantitative process uses a multi-factor risk/return investment model based on internal research and extensive academic studies to select investments for the Fund. The model then ranks each stock in order of attractiveness. The Adviser periodically modifies the investment model based upon its fundamental analysis of the output of the model and the designated risk parameters.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Core Style Investing Risks. The returns on “core” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the

Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Small-Cap Company Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Information Risks. When the quantitative models (“Models”) and information and data (“Data”) used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Fund may realize losses. The success of Models that are predictive in nature is dependent largely upon the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors that may cause the resulting information to be incorrect.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Quantitative Model Investment Risks. The success of a quantitative investment model depends on the analyses and assessments that were used in developing such model. Incorrect analyses and assessments or inaccurate or incomplete data would adversely affect performance. There can be no assurance that the Model will enable the Fund to achieve its investment objective.

Fund Performance

Performance information is not included because the Fund does not have one full calendar year of performance as of the date of this Prospectus.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Thomas Lettenberger and David A. Corris have co-managed the Fund since its inception in 2013. Mr. Lettenberger, a Portfolio Manager of the Adviser, joined the Adviser in 2005. Mr. Corris, a Director and Portfolio Manager of the Adviser, joined the Adviser in 2008.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class A shares and $2,000,000 for Class I shares. For Class A, the minimum subsequent purchase amount is $50.

EQUITY FUNDS	27

BMO Small-Cap Core Fund (cont.)

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28	EQUITY FUNDS

BMO Small-Cap Growth Fund

Investment Objective:

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class I
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)(2)	0.93%	0.93%
Distribution (12b-1) Fees	None	None
Other Expenses(2)	0.47%	0.22%
Acquired Fund Fees and Expenses(3)	0.01%	0.01%
Total Annual Fund Operating Expenses(4)	1.41%	1.16%

(1)	The management fee disclosed is a blended fee based on the Fund’s total assets as of August 31, 2014. Under the investment advisory agreement, the Fund pays a management fee of 0.95% on the Fund’s first $500,000,000 of average daily net assets.

(2)	Management Fees and Other Expenses have been restated to reflect current fees, effective June 1, 2015.

(3)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(4)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 1.44% for Class Y and 1.19% for Class I through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class I
1 Year	$144	$118
3 Years	$446	$368
5 Years	$771	$638
10 Years	$1,691	$1,409

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in common stocks of small-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 2000® Growth Index. The largest company by market capitalization in the Russell 2000® Growth Index was approximately $7.5 billion as of October 31, 2014 and the median market capitalization of companies in the Index as of the same period was $821 million.

The Adviser selects stocks of companies with growth characteristics, including companies with above-average earnings growth potential and companies where significant changes are taking place, such as new products, services, methods of distribution, or overall business restructuring.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in

EQUITY FUNDS	29

BMO Small-Cap Growth Fund (cont.)

broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Small-Cap Company Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class Y—Annual Total Returns (calendar years 2004-2013)

The return for the Class Y shares of the Fund from January 1, 2014 through September 30, 2014 was (5.64)%

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/2011	19.81%
Worst quarter	9/30/2011	(24.00)%

Average Annual Total Returns through 12/31/13

	1 Year	5 Year	10 Year	Since Class I Inception (1/31/08)
Class Y (Inception 10/31/95)
Return Before Taxes	42.25%	25.00%	11.74%	N.A.
Return After Taxes on Distributions	36.25%	23.44%	10.25%	N.A.
Return After Taxes on Distributions and Sale of Fund Shares	25.17%	20.36%	9.36%	N.A.
Class I (Inception 1/31/08)
Return Before Taxes	42.58%	25.27%	N.A.	12.49%
Russell 2000® Growth (reflects no deduction for fees, expenses or taxes)	43.30%	22.58%	9.41%	11.56%
LSCGFI (reflects deduction of fees and no deduction for sales charges or taxes)	40.99%	22.20%	8.27%	9.76%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y, and after-tax returns for Class I will vary.

The Russell 2000® Growth Index (Russell 2000® Growth) measures the performance of those companies included in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values.

The Lipper Small-Cap Growth Funds Index (LSCGFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

30	EQUITY FUNDS

BMO Small-Cap Growth Fund (cont.)

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Patrick M. Gundlach and Kenneth S. Salmon co-manage the Fund. Mr. Gundlach, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has co-managed the Fund since July 2007. Mr. Salmon, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2000 and has managed or co-managed the Fund since April 2004.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class Y shares and $2,000,000 for Class I shares. For Class Y, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that are expected to be taxed primarily as long-term capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EQUITY FUNDS	31

BMO Global Low Volatility Equity Fund

Investment Objective:

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	1.00%
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	None	0.25%
Other Expenses(2)(3)	12.68%	12.68%
Total Annual Fund Operating Expenses	13.33%	13.58%
Fee Waiver and Expense Reimbursement(3)	(12.48)%	(12.48)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(3)	0.85%	1.10%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	Other Expenses have been restated to reflect current fees, effective June 1, 2015.

(3)	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.

(4)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.85% for Class I and 1.10% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class I	Class A
1 Year	$87	$607
3 Years	$2,637	$3,062
5 Years	$4,780	$5,115
10 Years	$8,758	$8,890

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended August 31, 2014, the Fund’s portfolio turnover rate (not annualized) was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in equity securities of companies located in the countries included, at the time of purchase, in the MSCI All Country World Index, which includes 24 developed and 21 emerging market countries. The Fund normally invests at least 40% of its net assets in securities located outside the United States and will be diversified among at least three countries. The Fund may invest in companies across all market capitalizations.

32	INTERNATIONAL AND GLOBAL FUNDS

BMO Global Low Volatility Equity Fund (cont.)

The Fund invests in a portfolio that exhibits less price volatility than the MSCI All Country World Index. The Adviser defines “volatility” as the standard deviation of the Fund’s returns compared to the standard deviation of the returns in the Index. Under normal market conditions, the Adviser targets a range for the Fund that is 10–40% less volatile than the Index. Using a unique, quantitative approach based on the Adviser’s multi-factor risk/return models, the Adviser selects stocks that either exhibit less price volatility than the Index and/or reduce the overall portfolio volatility due to their negative correlation to other stocks in the portfolio. This approach seeks to provide the Fund with lower downside risk and meaningful upside participation relative to the Index.

In determining where a company is located, the Adviser relies on the country where the company is incorporated, but also may consider the country where the company’s revenues are derived and the primary market listing for the class of shares to be purchased. Although the Fund invests primarily in companies located in countries included in the MSCI All Country World Index, the Fund may invest up to 20% of its net assets in companies located in countries not represented in this Index.

From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Management Risks. The Adviser’s judgments about the attractiveness, value, level of expected volatility, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results. In addition, the Adviser’s strategy may limit the Fund’s gains in rising markets.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Emerging Markets Risks. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Information Risks. When the quantitative models (“Models”) and information and data (“Data”) used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Fund may realize losses. The success of Models that are predictive in nature is dependent largely upon the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors that may cause the resulting information to be incorrect.

Quantitative Model Investment Risks. The success of a quantitative investment model depends on the analyses and assessments that were used in developing such model. Incorrect analyses and assessments or inaccurate or incomplete data would adversely affect performance. There can be no assurance that the Model will enable the Fund to achieve its investment objective.

INTERNATIONAL AND GLOBAL FUNDS	33

BMO Global Low Volatility Equity Fund (cont.)

Fund Performance

Performance information is not included because the Fund does not have one full calendar year of performance as of the date of this Prospectus.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. David A. Corris, Jay Kaufman, and Ernesto Ramos, Ph.D., co-manage the Fund. Mr. Corris, a Director and Portfolio Manager of the Adviser, joined the Adviser in 2008 and has co-managed the Fund since its inception in 2013. Mr. Kaufman, a Portfolio Manager of the Adviser, joined the Adviser in 2010 and has co-managed the Fund since December 2013. Dr. Ramos, Head of Equities, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 2005 and has co-managed the Fund since its inception in 2013.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class A shares and $2,000,000 for Class I shares. For Class A, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that are expected to be taxed primarily as long-term capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34	INTERNATIONAL AND GLOBAL FUNDS

BMO Pyrford Global Equity Fund

Investment Objective:

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	1.00%
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%
Distribution (12b-1) Fees	None	0.25%
Other Expenses(2)	20.53%	20.53%
Total Annual Fund Operating Expenses	21.13%	21.38%
Fee Waiver and Expense Reimbursement(3)	(20.23)%	(20.23)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(3)	0.90%	1.15%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.

(3)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.90% for Class I and 1.15% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class I	Class A
1 Year	$92	$611
3 Years	$3,810	$4,167
5 Years	$6,426	$6,654
10 Years	$10,055	$10,071

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended August 31, 2014, the Fund’s portfolio turnover rate (not annualized) was 7% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in equity securities of U.S. and non-U.S. companies. The Fund normally invests at least 40% of its net assets in securities of companies located outside of the United States and will be diversified among a broad list of countries, which may include the United States. The Fund invests primarily in companies that are located in the countries included in the MSCI World Index, which includes developed countries outside of North America. Although the Fund may invest in companies across all market capitalizations, the Fund

INTERNATIONAL AND GLOBAL FUNDS	35

BMO Pyrford Global Equity Fund (cont.)

invests primarily in companies that, at the time of purchase, have a minimum market capitalization of $2 billion.

The Fund’s sub-adviser is Pyrford International Ltd. (“Pyrford”), an affiliate of the Adviser. Pyrford seeks to minimize losses by adopting a highly defensive investment stance at times of perceived high risk, characterized by high valuation levels or high levels of financial leverage. The Fund does not target a specific volatility level, but aims to deliver volatility significantly below that of the MSCI World Index by being zero weight in any country, sector, or stock that Pyrford believes has very poor value as measured by established fundamental value metrics (such as dividend yields, return on equity, and P/E ratios).

In determining the country designation of a particular company, the sub-adviser primarily relies on the country where the company is incorporated, but also may consider the country where the company’s revenues are derived and the primary market listing for the class of shares to be purchased. Although the Fund invests primarily in companies that are included in the MSCI World Index, the Fund may invest up to 20% of its net assets in companies designated to be in countries not represented in this index, including emerging market countries.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Management Risks. Pyrford’s judgments about the attractiveness, value, level of expected volatility, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Emerging Markets Risks. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Fund Performance

Performance information is not included because the Fund does not have one full calendar year of performance as of the date of this Prospectus.

Management of the Fund

Adviser. BMO Asset Management Corp.

Sub-Adviser. Pyrford International Ltd., an affiliate of the Adviser.

Portfolio Managers. Suhail Arain, Tony Cousins, Daniel McDonagh, and Paul Simons have co-managed the Fund since its inception in 2013. Mr. Arain, Head of Portfolio Management, Americas, joined Pyrford in 2008. Mr. Cousins, Chief Executive Officer and Chief Investment Officer, joined Pyrford in 1989. Mr. McDonagh, Head of Portfolio Management, Europe & UK, joined Pyrford in 1997. Mr. Simons, Head of Portfolio Management, Asia-Pacific, joined Pyrford in 1996.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class A shares and $2,000,000 for Class I shares. For Class A, the minimum subsequent purchase amount is $50.

36	INTERNATIONAL AND GLOBAL FUNDS

BMO Pyrford Global Equity Fund (cont.)

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INTERNATIONAL AND GLOBAL FUNDS	37

BMO Pyrford International Stock Fund

Investment Objective:

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class I	Class A	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	None	1.00%	None	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%	2.00%	2.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution (12b-1) Fees	None	None	0.25%	0.50%	None
Other Expenses(2)	0.53%	0.28%	0.28%	0.28%	0.13%
Total Annual Fund Operating Expenses	1.27%	1.02%	1.27%	1.52%	0.87%
Fee Waiver and Expense Reimbursement(3)	(0.03)%	(0.03)%	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(3)	1.24%	0.99%	1.24%	1.49%	0.84%
(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	“Other Expenses” for the Class A, R3, and R6 shares are based on estimated amounts for the current fiscal year.

(3)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 1.24% for Class Y, 0.99% for Class I, 1.24% for Class A, 1.49% for Class R3, and 0.84% for Class R6 through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class I	Class A	Class R3	Class R6
1 Year	$126	$101	$620	$152	$86
3 Years	$400	$322	$880	$490	$287
5 Years	$694	$560	$1,159	$852	$506
10 Years	$1,531	$1,245	$1,955	$1,871	$1,135

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in equity securities of companies located in a number of countries outside the United

38	INTERNATIONAL AND GLOBAL FUNDS

BMO Pyrford International Stock Fund (cont.)

States. The Fund invests primarily in companies that are located in the countries included, at the time of purchase, in the MSCI EAFE Index, which includes developed countries outside of North America. Although the Fund may invest in companies across all market capitalizations, the Fund invests primarily in companies that, at the time of purchase, have a minimum market capitalization of $2 billion.

The Fund’s sub-adviser is Pyrford International Ltd. (“Pyrford”). Pyrford seeks to minimize losses by adopting a highly defensive investment stance at times of perceived high risk, characterized by high valuation levels or high levels of financial leverage. The Fund does not target a specific volatility level, but aims to deliver volatility significantly below that of the MSCI EAFE Index by being zero weight in any country, sector, or stock that Pyrford believes has very poor value as measured by established fundamental value metrics (such as dividend yields, return on equity, and P/E ratios).

In determining where a company is located, the sub-adviser primarily relies on the country where the company is incorporated, but also may consider the country where the company’s revenues are derived and the primary market listing for the class of shares to be purchased. Although the Fund invests primarily in companies that are included in the MSCI EAFE Index, the Fund may invest up to 20% of its net assets in companies located in countries not represented in this index, including emerging market countries.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Emerging Markets Risks. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.

Small-Cap Company Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Management Risks. Pyrford’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

INTERNATIONAL AND GLOBAL FUNDS	39

BMO Pyrford International Stock Fund (cont.)

Class Y—Annual Total Returns (calendar years 2012-2013)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Class Y shares of the Fund from January 1, 2014 through September 30, 2014 was 2.75%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2013	7.05%
Worst quarter	6/30/2012	(3.01)%

Average Annual Total Returns through 12/31/13(1)

	1 Year	Since Inception
Class Y (Inception 12/29/11)
Return Before Taxes	14.91%	15.12%
Return After Taxes on Distributions	14.37%	14.75%
Return After Taxes on Distributions and Sale of Fund Shares	9.02%	11.93%
Class I (Inception 12/29/11)
Return Before Taxes	15.21%	15.44%
EAFE (reflects no deduction of fees, expenses or taxes)	22.78%	20.71%
LIMCCFI (reflects deduction of fees and no deduction for sales charges or taxes)	21.05%	20.16%
(1)	Because Class A, Class R3, and Class R6 shares have not been offered for a full calendar year, the information provided represents returns of Class Y and Class I shares. Class A (without the reflection of the payment of sales charges), Class R3, and Class R6 shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Class A shares (without the reflection of the payment of sales charges) will be the same as the Class Y shares because the Class A and Class Y shares have the same Total Annual Fund Operating Expenses. However, Class A shares do charge a front-end sales charge, so the performance of Class A shares reflecting the payment of sales charges would be lower than Class Y shares. The performance of Class R3 and R6 shares will be different from the Class Y and Class I shares (Class R3 shares’ performance will be lower and Class R6 shares’ performance will be higher) because they have different Total Annual Fund Operating Expenses.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y, and after-tax returns for Class I, Class A, Class R3, and Class R6 will vary.

The Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE) is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Lipper International Multi-Cap Core Funds Index (LIMCCFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Sub-Adviser. Pyrford International Ltd., an affiliate of the Adviser.

Portfolio Managers. Tony Cousins, Daniel McDonagh, and Paul Simons have co-managed the Fund since its inception in 2011. Mr. Cousins, Chief Executive Officer and Chief Investment Officer, joined Pyrford in 1989. Mr. McDonagh, Head of Portfolio Management, Europe & UK, joined Pyrford in 1997. Mr. Simons, Head of Portfolio Management, Asia-Pacific, joined Pyrford in 1996.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class Y and Class A shares and $2,000,000 for Class I shares. For Class Y and Class A, the minimum subsequent purchase amount is $50.

Eligible retirement plans generally may open an account and purchase Class R3 and R6 shares by contacting BMO Funds U.S. Services. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

40	INTERNATIONAL AND GLOBAL FUNDS

BMO Pyrford International Stock Fund (cont.)

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that are expected to be taxed as ordinary income or long-term capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INTERNATIONAL AND GLOBAL FUNDS	41

BMO LGM Emerging Markets Equity Fund

Investment Objective:

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	1.00%
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	None	0.25%
Other Expenses(2)(3)	0.46%	0.46%
Total Annual Fund Operating Expenses	1.36%	1.61%
Fee Waiver and Expense Reimbursement(4)	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(4)	1.15%	1.40%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	Other Expenses have been restated to reflect current fees, effective June 1, 2015.

(3)	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.

(4)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 1.15% for Class I and 1.40% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class I	Class A
1 Year	$117	$635
3 Years	$410	$963
5 Years	$725	$1,313
10 Years	$1,617	$2,299

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in equity securities of foreign companies located in emerging markets or whose primary business activities or principal trading markets are in emerging markets. The Fund may invest in equity securities of any market capitalization. The Fund’s sub-adviser, LGM Investments Limited (“LGM Investments”), considers emerging markets to be those markets in any country other than Canada, Luxembourg, the U.S., Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. LGM Investments may make

42	INTERNATIONAL AND GLOBAL FUNDS

BMO LGM Emerging Markets Equity Fund (cont.)

adjustments to the list of emerging markets countries from time to time based on economic criteria, market changes, or other factors.

LGM Investments uses a “bottom-up,” fundamental approach to identify quality, growth companies typically with dominant industry positions, strong balance sheets, and cash flows to support a sustainable dividend payout.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political, and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Emerging Markets Risks. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Management Risks. LGM Investments’ judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com. LGM Investments assumed its role as sub-adviser of the Fund effective December 28, 2012. From December 29, 2011 to December 28, 2012, Lloyd George Management (Hong Kong) Limited (“LGM(HK)”), another affiliate of the Adviser, served as the Fund’s sub-adviser. Prior to December 29, 2011, the Fund was known as the Marshall Emerging Markets Equity Fund and was managed by another sub-adviser. The performance results shown in the bar chart and table are from periods during which the Fund was managed by LGM Investments, LGM(HK), or another sub-adviser.

Class I—Annual Total Returns (calendar years 2009-2013)(1)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

(1)	The bar chart previously reflected the performance of the Class Y shares. On April 21, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the bar chart reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

The return for the Class I shares of the Fund from January 1, 2014 through September 30, 2014 was 7.96%.

INTERNATIONAL AND GLOBAL FUNDS	43

BMO LGM Emerging Markets Equity Fund (cont.)

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	32.53%
Worst quarter	9/30/2011	(23.81)%

Average Annual Total Returns through 12/31/13(1)

	1 Year	5 Year	Since Inception
Class I (Inception 12/22/08)(2)
Return Before Taxes	(6.35)%	11.36%	11.60%
Return After Taxes on Distributions	(5.99)%	10.41%	10.66%
Return After Taxes on Distributions and Sale of Fund Shares	(2.56)%	9.71%	9.91%
EMI (reflects no deduction for fees, expenses or taxes)	2.60%	14.79%	15.19%
LEMFI (reflects deduction of fees and no deduction for sales charges or taxes)	(1.29)%	15.17%	15.46%

(1)	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Class A shares will be lower than the performance of the Class I shares because the Class A shares have higher Total Annual Fund Operating Expenses. In addition, Class A shares charge a front-end sales charge, which also will lower the performance of Class A shares.

(2)	The table previously reflected the performance of the Class Y shares. On April 21, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the table reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I, and after-tax returns for Class A will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after tax return.

The Morgan Stanley Capital International Emerging Markets Index (EMI) is a market capitalization-weighted equity index of companies representative of the market structure of emerging countries in Europe, Latin America, Africa, the Middle East, and Asia.

The Lipper Emerging Markets Funds Index (LEMFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Sub-Adviser. LGM Investments Limited, an affiliate of the Adviser.

Portfolio Managers. Irina Hunter and Rasmus Nemmoe co-manage the Fund. Ms. Hunter, a Senior Portfolio Manager at LGM Investments, joined Lloyd George Management (together with LGM Investments and its subsidiaries, “LGM”) in 2007 and has co-managed the Fund since December 2011. Mr. Nemmoe, a Senior Portfolio Manager at LGM Investments, joined LGM in 2012 and has co-managed the Fund since December 2012.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class A shares and $2,000,000 for Class I shares. For Class A, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that are expected to be taxed as ordinary income and long-term capital gains for federal income tax purposes.

44	INTERNATIONAL AND GLOBAL FUNDS

BMO LGM Emerging Markets Equity Fund (cont.)

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INTERNATIONAL AND GLOBAL FUNDS	45

BMO TCH Emerging Markets Bond Fund

Investment Objective:

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	1.00%
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)	0.55%	0.55%
Distribution (12b-1) Fees	None	0.25%
Other Expenses(2)(3)	2.31%	2.31%
Total Annual Fund Operating Expenses	2.86%	3.11%
Fee Waiver and Expense Reimbursement(4)	(2.01)%	(2.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(4)	0.85%	1.00%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	Management Fees and Other Expenses have been restated to reflect current fees, effective June 1, 2015.

(3)	“Other Expenses” for Class A shares are based on estimated amounts for the Fund’s current fiscal year.

(4)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.85% for Class I and 1.00% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class I	Class A
1 Year	$87	$448
3 Years	$695	$1,085
5 Years	$1,330	$1,745
10 Years	$3,040	$3,508

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended August 31, 2014, the Fund’s portfolio turnover rate (not annualized) was 72% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in debt securities of emerging market governments, of companies located in emerging markets, or whose primary business activities or principal trading markets are in emerging markets. Debt securities include sovereign debt instruments and corporate bonds. The Fund’s sub-adviser, Taplin, Canida & Habacht, LLC (TCH), an affiliate of the Adviser, considers emerging markets to be those markets in any country other than Canada, Luxembourg, the U.S., Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece,

46	INTERNATIONAL AND GLOBAL FUNDS

BMO TCH Emerging Markets Bond Fund (cont.)

Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. TCH may make adjustments to the list of emerging market countries from time to time based on economic criteria, market changes, or other factors.

Although the Fund invests primarily in investment grade securities (i.e., rated BBB or Baa, or higher, or unrated and considered by the sub-adviser to be comparable in quality), the Fund may invest in debt securities that are below investment grade, also known as high yield securities or “junk bonds,” generally in accordance with the Fund’s current benchmark, the J.P. Morgan Emerging Markets Bond Index Global Diversified. High yield securities may represent more than 20% of the Index. TCH uses macroeconomic, credit, and market analysis to select portfolio securities. Although the Fund expects to maintain an intermediate- to long-term average effective maturity, there are no maturity restrictions on individual holdings or on the overall portfolio. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Emerging Markets Risks. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Sovereign Debt Risks. Sovereign debt instruments are subject to the risk that a governmental entity may be unable to pay interest or repay principal on its sovereign debt due to cash flow problems, insufficient foreign currency reserves, or political concerns. If a governmental entity defaults on an obligation, the Fund may have limited recourse against the defaulting government and may lose its investment.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

High Yield Securities Risks. High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Management Risks. TCH’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

Performance information is not included because the Fund does not have one full calendar year of performance as of the date of this Prospectus.

INTERNATIONAL AND GLOBAL FUNDS	47

BMO TCH Emerging Markets Bond Fund (cont.)

Management of the Fund

Adviser. BMO Asset Management Corp.

Sub adviser. Taplin, Canida & Habacht, LLC, a majority owned subsidiary of the Adviser.

Portfolio Managers. Tere Alvarez Canida, William J. Canida, Alan M. Habacht, Scott M. Kimball, and Daniela Mardarovici have co-managed the Fund since its inception in 2013. Ms. Alvarez Canida, President and Managing Principal of TCH, joined TCH in 1985. Mr. Canida, Vice President and Principal of TCH, joined TCH in 1985. Mr. Habacht, Vice President and Principal of TCH, joined TCH in 1987. Mr. Kimball, a Portfolio Manager of TCH, joined TCH in 2007. Ms. Mardarovici, a Portfolio Manager of TCH, joined TCH in 2012.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class A shares and $2,000,000 for Class I shares. For Class A, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that are expected to be taxed primarily as ordinary income for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

48	INTERNATIONAL AND GLOBAL FUNDS

BMO Ultra-Short Tax-Free Fund

Investment Objective:

To provide current income exempt from federal income tax consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	None	0.55%
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)(3)	0.16%	0.16%	0.16%
Distribution (12b-1) Fees	None	None	0.25%
Other Expenses(2)(4)	0.46%	0.21%	0.21%
Acquired Fund Fees and Expenses(5)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.63%	0.38%	0.63%
Fee Waiver and Expense Reimbursement(6)	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(6)	0.56%	0.31%	0.56%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	Management Fees and Other Expenses have been restated to reflect current fees, effective June 1, 2015.
(3)	The management fee disclosed is a blended fee based on the Fund’s total assets as of August 31, 2014. Under the investment advisory agreement, the Fund pays a management fee of 0.20% on the Fund’s first $100,000,000 of average daily net assets.

(4)	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.

(5)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(6)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.55% for Class Y, 0.30% for Class I, and 0.55% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class I	Class A
1 Year	$57	$32	$256
3 Years	$195	$115	$391
5 Years	$344	$206	$537
10 Years	$780	$474	$964

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s

FIXED INCOME FUNDS	49

BMO Ultra-Short Tax-Free Fund (cont.)

performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax (including the federal alternative minimum tax (AMT)). The Fund normally maintains an average dollar-weighted effective maturity of one year or less. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Fund invests primarily in municipal securities within the investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase. The Fund may also invest up to 10% of its assets in municipal securities that are below investment grade, also known as high yield securities or “junk bonds.” Municipal securities include fixed and floating rate debt obligations of states, territories, and possessions of the U.S., and political subdivisions and financing authorities of these entities that provide income exempt from federal income tax (including federal AMT). Fund investments are selected after assessing factors such as the cyclical trend in interest rates, the shape of the municipal yield curve, tax rates, sector valuation, and municipal bond supply factors.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

High Yield Securities Risks. High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

Income Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Municipal Securities Risks. Municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that interest may be taxable on a municipal security that is otherwise expected to produce tax-exempt interest.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Sector Risks. The Fund may invest its assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

50	FIXED INCOME FUNDS

BMO Ultra-Short Tax-Free Fund (cont.)

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class Y—Annual Total Returns (calendar years 2010-2013)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Class Y shares of the Fund from January 1, 2014 through September 30, 2014 was 0.70%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2010	0.54%
Worst quarter	6/30/2013	(0.12)%

Average Annual Total Returns through 12/31/13(1)

	1 Year	Since Inception
Class Y (Inception 9/30/09)
Return Before Taxes	0.49%	1.23%
Return After Taxes on Distributions	0.49%	1.23%
Return After Taxes on Distributions and Sale of Fund Shares	0.57%	1.20%
Class I (Inception 9/30/09)
Return Before Taxes	0.64%	1.46%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)*	0.40%	0.59%
B1MBI (reflects deduction of fees and no deduction for sales charges or taxes)	0.05%	1.17%

(1)	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class Y and Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Class A shares (without the reflection of the payment of sales charges) will be the same as the Class Y shares because the Class A and Class Y shares have the same Total Annual Fund Operating Expenses. However, Class A shares do charge a front-end sales charge, so the performance of Class A shares reflecting the payment of sales charges would be lower than Class Y shares.

*	The benchmark for the Fund is a blended benchmark, which consists of 50% Barclays 1 Year Municipal Bond Index (B1MBI) and 50% iMoneyNet Money Market Fund Report Tax Free National Retail Index (IMNTFNR).

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y, and after-tax returns for Class I and Class A will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after tax return.

The Barclays 1 Year Municipal Bond Index (B1MBI) is the 1-year component of the Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa.

The iMoneyNet Money Market Fund Report Tax-Free National Retail Index (IMNTFNR) is an average of money funds with investment objectives similar to that of the Fund.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. John D. Boritzke and Craig J. Mauermann co-manage the Fund. Mr. Boritzke, Head of Tax-Exempt Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1983 and has co-managed the Fund since May 2015. Mr. Mauermann, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has co-managed the Fund since its inception in 2009.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class Y and Class A shares and $2,000,000 for Class I shares. For Class Y and Class A, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

FIXED INCOME FUNDS	51

BMO Ultra-Short Tax-Free Fund (cont.)

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that are primarily exempt from federal income tax; however, a portion of the Fund’s distributions may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

52	FIXED INCOME FUNDS

BMO Short Tax-Free Fund

Investment Objective:

To provide current income exempt from federal income tax consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	None	0.55%
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	None	None	0.25%
Other Expenses(2)(3)	0.68%	0.43%	0.43%
Total Annual Fund Operating Expenses	0.88%	0.63%	0.88%
Fee Waiver and Expense Reimbursement(4)	(0.33)%	(0.23)%	(0.33)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(4)	0.55%	0.40%	0.55%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	Management Fees and Other Expenses have been restated to reflect current fees, effective June 1, 2015.

(3)	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.
(4)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.55% for Class Y, 0.40% for Class I, and 0.55% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and/or reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class I	Class A
1 Year	$56	$41	$255
3 Years	$248	$179	$443
5 Years	$455	$328	$646
10 Years	$1,054	$764	$1,233

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax (including the federal alternative minimum tax (AMT)). Fund investments include municipal securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase. The Fund may also invest up to 10% of its assets in municipal securities that are

FIXED INCOME FUNDS	53

BMO Short Tax-Free Fund (cont.)

below investment grade, also known as high yield securities or “junk bonds.” Municipal securities include debt obligations of states, territories, and possessions of the U.S., and political subdivisions and financing authorities of these entities that provide income exempt from federal income tax (including federal AMT). The Adviser selects Fund investments after assessing factors such as the cyclical trend in interest rates, the shape of the municipal yield curve, tax rates, sector valuation, and municipal bond supply factors. The Fund normally maintains an average dollar-weighted effective maturity of one to three years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

High Yield Securities Risks. High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

Income Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Municipal Securities Risks. Municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that interest may be taxable on a municipal security that is otherwise expected to produce tax-exempt interest.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Sector Risks. The Fund may invest its assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s total returns before taxes for the 2013 calendar year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

54	FIXED INCOME FUNDS

BMO Short Tax-Free Fund (cont.)

Class Y—Annual Total Returns (calendar year 2013)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Class Y shares of the Fund from January 1, 2014 through September 30, 2014 was 2.48%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	3/31/2013	0.89%
Worst quarter	6/30/2013	(0.89)%

Average Annual Total Returns through 12/31/13(1)

	1 Year	Since Inception
Class Y (Inception 11/29/12)
Return Before Taxes	1.07%	1.66%
Return After Taxes on Distributions	1.07%	1.66%
Return After Taxes on Distributions and Sale of Fund Shares	1.15%	1.55%
Class I (Inception 11/29/12)
Return Before Taxes	1.22%	1.81%
BSMI (reflects no deduction for fees, expenses or taxes)	1.15%	1.01%
LSMDI (reflects deduction of fees and no deduction for sales charges or taxes)	0.40%	0.25%

(1)	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class Y and Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Class A shares (without the reflection of the payment of sales charges) will be the same as the Class Y shares because the Class A and Class Y shares have the same Total Annual Fund Operating Expenses. However, Class A shares do charge a front-end sales charge, so the performance of Class A shares reflecting the payment of sales charges would be lower than Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y, and after-tax returns for Class I and Class A will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after tax return.

The Barclays Short (1–5 Year) Municipal Index (BSMI) includes investment-grade tax-exempt bonds that are issued by state and local governments and have maturities of 1 to 5 years.

The Lipper Short Municipal Debt Funds Index (LSMDI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. John D. Boritzke and Craig J. Mauermann co-manage the Fund. Mr. Boritzke, Head of Tax-Exempt Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1983 and has co-managed the Fund since May 2015. Mr. Mauermann, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has co-managed the Fund since May 2015.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class Y and Class A shares and $2,000,000 for Class I shares. For Class Y and Class A, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

FIXED INCOME FUNDS	55

BMO Short Tax-Free Fund (cont.)

Tax Information

The Fund intends to make distributions that are primarily exempt from federal income tax; however, a portion of the Fund’s distributions may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

56	FIXED INCOME FUNDS

BMO Short-Term Income Fund

Investment Objective:

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	None	0.55%
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)(3)	0.19%	0.19%	0.19%
Distribution (12b-1) Fees	None	None	0.25%
Other Expenses(2)(4)	0.54%	0.29%	0.29%
Acquired Fund Fees and Expenses(5)	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.75%	0.50%	0.75%
Fee Waiver and Expense Reimbursement(6)	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(6)	0.62%	0.37%	0.62%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	Management Fees and Other Expenses have been restated to reflect current fees, effective June 1, 2015.
(3)	The management fee disclosed is a blended fee based on the Fund’s assets as of August 31, 2014. Under the investment advisory agreement, the Fund pays a management fee of 0.20% on the Fund’s first $100,000,000 of average daily net assets.

(4)	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.

(5)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(6)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.60% for Class Y, 0.35% for Class I, and 0.60% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class I	Class A
1 Year	$63	$38	$262
3 Years	$227	$147	$422
5 Years	$404	$267	$596
10 Years	$918	$616	$1,100

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s

FIXED INCOME FUNDS	57

BMO Short-Term Income Fund (cont.)

performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in fixed income securities. Fund investments include corporate, asset-backed, and mortgage-backed securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase and bank instruments, repurchase agreements, and U.S. government securities. In addition, the Fund may invest in securities issued by other investment companies that in turn invest in bonds and other financial instruments. The Adviser changes the Fund’s weightings in these fixed income asset classes as it deems appropriate and uses macroeconomic, credit, and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective maturity of six months to three years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Income Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Investments in Other Investment Companies Risks. The Fund may invest in securities issued by other investment companies, including exchange-traded funds. By investing in another investment company, there is a risk that the value of the underlying securities of the investment company may decrease. The Fund will also bear its proportionate share of the other investment company’s fees and expenses.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

58	FIXED INCOME FUNDS

BMO Short-Term Income Fund (cont.)

Class Y—Annual Total Returns (calendar years 2004-2013)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Class Y shares of the Fund from January 1, 2014 through September 30, 2014 was 0.66%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	4.02%
Worst quarter	9/30/2008	(2.68)%

Average Annual Total Returns through 12/31/13(1)

	1 Year	5 Year	10 Year	Since Class I Inception (5/31/07)
Class Y (Inception 11/1/92)
Return Before Taxes	0.46%	4.61%	3.37%	N.A.
Return After Taxes on Distributions	(0.20)%	3.73%	2.18%	N.A.
Return After Taxes on Distributions and Sale of Fund Shares	0.26%	3.24%	2.16%	N.A.
Class I (Inception 5/31/07)
Return Before Taxes	0.82%	4.89%	N.A.	3.82%
ML 1-3 (reflects no deduction of fees, expenses or taxes)	0.70%	2.07%	2.90%	3.05%
LSIGDI (reflects deduction of fees and no deduction for sales charges or taxes)	0.68%	4.14%	2.83%	2.86%

(1)	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class Y and Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Class A shares (without the reflection of the payment of sales charges) will be the same as the Class Y shares because the Class A and Class Y shares have the same Total Annual Fund Operating Expenses. However, Class A shares do charge a front-end sales charge, so the performance of Class A shares reflecting the payment of sales charges would be lower than Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y, and after-tax returns for Class I and Class A will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after tax return.

The Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index (ML 1-3) is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. ML 1-3 is produced by Merrill Lynch Pierce Fenner & Smith.

The Lipper Short Investment-Grade Debt Funds Index (LSIGDI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Peter J. Arts and Boyd R. Eager have co-managed the Fund since February 2012. Mr. Arts, Head of Taxable Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1994. Mr. Eager, a Director and a Senior Portfolio Manager of the Adviser, joined the Adviser in 1996.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class Y and Class A shares and $2,000,000 for Class I shares. For Class Y and Class A, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the

FIXED INCOME FUNDS	59

BMO Short-Term Income Fund (cont.)

dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that are expected to be taxed primarily as ordinary income for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

60	FIXED INCOME FUNDS

BMO Intermediate Tax-Free Fund

Investment Objective:

To provide a high level of current income exempt from federal income tax consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	None	0.55%
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)(3)	0.12%	0.12%	0.12%
Distribution (12b-1) Fees	None	None	0.25%
Other Expenses(2)(4)	0.46%	0.21%	0.21%
Acquired Fund Fees and Expenses(5)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.59%	0.34%	0.59%
Fee Waiver and Expense Reimbursement(6)	(0.03)%	—	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(6)	0.56%	0.34%	0.56%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	Management Fees and Other Expenses have been restated to reflect current fees, effective June 1, 2015.
(3)	The management fee disclosed is a blended fee based on the Fund’s total assets as of August 31, 2014. Under the investment advisory agreement, the Fund pays a management fee of 0.25% on the Fund’s first $100,000,000 of average daily net assets.

(4)	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.

(5)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(6)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.55% for Class Y, 0.50% for Class I, and 0.55% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class I	Class A
1 Year	$57	$35	$405
3 Years	$186	$109	$529
5 Years	$326	$191	$665
10 Years	$735	$431	$1,059

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

FIXED INCOME FUNDS	61

BMO Intermediate Tax-Free Fund (cont.)

Principal Investment Strategies

The Fund invests at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax (including the federal alternative minimum tax (AMT)). Fund investments include municipal securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase. The Fund may also invest up to 10% of its assets in municipal securities that are below investment grade, also known as high yield securities or “junk bonds.” Municipal securities include debt obligations of states, territories, and possessions of the U.S. and political subdivisions, and financing authorities of these entities that provide income exempt from federal income tax (including federal AMT). The Adviser selects Fund investments after assessing factors such as the cyclical trend in interest rates, the shape of the municipal yield curve, tax rates, sector valuation, and municipal bond supply factors. The Fund normally maintains an average dollar-weighted effective maturity of three to ten years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently,

the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

High Yield Securities Risks. High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

Municipal Securities Risks. Municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that interest may be taxable on a municipal security that is otherwise expected to produce tax-exempt interest.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Sector Risks. The Fund may invest its assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Investments in Other Investment Companies Risks. The Fund may invest in securities issued by other investment companies, including exchange traded funds. By investing in another investment company, there is a risk that the value of the underlying securities of the investment company may decrease. The Fund will also bear its proportionate share of the other investment company’s fees and expenses.

62	FIXED INCOME FUNDS

BMO Intermediate Tax-Free Fund (cont.)

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class Y—Annual Total Returns (calendar years 2004-2013)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Class Y shares of the Fund from January 1, 2014 through September 30, 2014 was 5.94%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2009	5.58%
Worst quarter	12/31/2010	(3.16)%

Average Annual Total Returns through 12/31/13(1)

	1 Year	5 Year	10 Year	Since Class I Inception (12/27/10)
Class Y (Inception 2/1/94)
Return Before Taxes	(1.62)%	5.90%	4.13%	N.A.
Return After Taxes on Distributions	(1.62)%	5.84%	4.02%	N.A.
Return After Taxes on Distributions and Sale of Fund Shares	0.21%	5.37%	3.97%	N.A.
Class I (Inception12/27/10)
Return Before Taxes	(1.51)%	N.A.	N.A.	4.73%
BMB 1-15 (reflects no deduction for fees, expenses or taxes)	(1.05)%	4.80%	4.07%	4.08%
LIMDI (reflects deduction of fees and no deduction for sales charges or taxes)	(1.73)%	5.12%	3.50%	4.00%

(1)	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class Y and Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Class A shares (without the reflection of the payment of sales charges) will be the same as the Class Y shares because the Class A and Class Y shares have the same Total Annual Fund Operating Expenses. However, Class A shares do charge a front-end sales charge, so the performance of Class A shares reflecting the payment of sales charges would be lower than Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y, and after-tax returns for Class I and Class A will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after tax return.

The Barclays 1-15 Year Blend Municipal Bond Index (BMB 1-15) is the 1-15 year Blend component of the Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa and a range of maturities between 1 and 17 years.

FIXED INCOME FUNDS	63

BMO Intermediate Tax-Free Fund (cont.)

The Lipper Intermediate Municipal Debt Funds Index (LIMDI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. John D. Boritzke and Craig J. Mauermann co-manage the Fund. Mr. Boritzke, Head of Tax-Exempt Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1983 and has managed or co-managed the Fund since its inception in 1994. Mr. Mauermann, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has co-managed the Fund since May 2015.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class Y and Class A shares and $2,000,000 for Class I shares. For Class Y and Class A, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that are primarily exempt from federal income tax; however, a portion of the Fund’s distributions may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

64	FIXED INCOME FUNDS

BMO Mortgage Income Fund

Investment Objective:

To provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	None	1.00%
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)(3)	0.23%	0.23%	0.23%
Distribution (12b-1) Fees	None	None	0.25%
Other Expenses(2)(4)	0.58%	0.33%	0.33%
Total Annual Fund Operating Expenses	0.81%	0.56%	0.81%
Fee Waiver and Expense Reimbursement(5)	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(5)	0.80%	0.55%	0.80%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	Management Fees and Other Expenses have been restated to reflect current fees, effective June 1, 2015.

(3)	The management fee disclosed is a blended fee based on the Fund’s total assets as of August 31, 2014. Under the investment advisory agreement, the Fund pays a management fee of 0.25% on the Fund’s first $100,000,000 of average daily net assets.
(4)	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.

(5)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.80% for Class Y, 0.55% for Class I, and 0.80% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class I	Class A
1 Year	$82	$56	$429
3 Years	$258	$178	$599
5 Years	$449	$312	$783
10 Years	$1,001	$700	$1,316

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in mortgage-related securities issued or sponsored by the U.S. government or its agencies and instrumentalities. The securities in which the Fund invests generally will have a minimum rating no lower than the lowest investment grade category (i.e., rated BBB or Baa, or

FIXED INCOME FUNDS	65

BMO Mortgage Income Fund (cont.)

higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase.

The Fund invests in the securities of U.S. government-sponsored entities that are not backed by the full faith and credit of the U.S. government, but are supported through federal loans or other benefits, including the Federal Home Loan Banks (FHLBs), Federal National Mortgage Association (Fannie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund also may invest in the securities of U.S. government-sponsored entities that are supported by the full faith and credit of the U.S. government, such as the Government National Mortgage Association (Ginnie Mae). Finally, the Fund may invest in the securities of governmental entities that have no explicit financial support from the U.S. government, but are regarded as having implied support because the U.S. government sponsors their activities, including the Farm Credit Administration and the Financing Corporation. The Fund also may invest in non-agency asset-backed and mortgage-backed securities.

The Adviser considers macroeconomic conditions and uses credit and market analysis in developing the overall portfolio strategy. Current and historical interest rate relationships are used to evaluate market sectors and individual securities. The Fund normally maintains an average dollar-weighted effective maturity of four to twelve years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Income Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Portfolio Turnover Risks. A high portfolio rate (100% or more) may result in the realization and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. Therefore, you may have higher tax liability. High portfolio turnover also may result in higher transaction costs, which may negatively affect Fund performance.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index

66	FIXED INCOME FUNDS

BMO Mortgage Income Fund (cont.)

of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class Y—Annual Total Returns (calendar years 2004-2013)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Class Y shares of the Fund from January 1, 2014 through September 30, 2014 was 3.93%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2009	5.39%
Worst quarter	6/30/2013	(2.39)%

Average Annual Total Returns through 12/31/13(1)

	1 Year	5 Year	10 Year	Since Class I Inception (5/31/07)
Class Y (Inception 12/13/92)
Return Before Taxes	(2.32)%	5.18%	4.30%	N.A.
Return After Taxes on Distributions	(3.31)%	3.63%	2.61%	N.A.
Return After Taxes on Distributions and Sale of Fund Shares	(1.31)%	3.54%	2.74%	N.A.
Class I (Inception 5/31/07)
Return Before Taxes	(2.19)%	5.44%	N.A.	4.90%
BMI (reflects no deduction for fees, expenses or taxes)	(1.41)%	3.69%	4.61%	4.87%
LUSMI (reflects deduction of fees and no deduction for sales charges or taxes)	(1.21)%	4.92%	4.20%	4.62%

(1)	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class Y and Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Class A shares (without the reflection of the payment of sales charges) will be the same as the Class Y shares because the Class A and Class Y shares have the same Total Annual Fund Operating Expenses. However, Class A shares do charge a front-end sales charge, so the performance of Class A shares reflecting the payment of sales charges would be lower than Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y, and after-tax returns for Class I and Class A will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after tax return.

The Barclays U.S. MBS Index (BMI) tracks agency mortgage-backed pass-through securities guaranteed by Ginnie Mae, Freddie Mac, and Fannie Mae.

The Lipper U.S. Mortgage Funds Index (LUSMI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Scott M. Kimball and Daniela Mardarovici co-manage the Fund. Mr. Kimball, a Director and a Portfolio Manager of the Adviser, joined the Adviser’s affiliate, Taplin, Canida & Habacht, LLC (“TCH”) in 2007 and has co-managed the Fund since August 2013. Ms. Mardarovici, a Director and a Portfolio Manager of the Adviser, joined TCH in 2012 and has co-managed the Fund since August 2013.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class Y and Class A shares and $2,000,000 for Class I shares. For Class Y and Class A, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

FIXED INCOME FUNDS	67

BMO Mortgage Income Fund (cont.)

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that are expected to be taxed primarily as ordinary income for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

68	FIXED INCOME FUNDS

BMO TCH Intermediate Income Fund

Investment Objective:

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	1.00%
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)(3)	0.24%	0.24%
Distribution (12b-1) Fees	None	0.25%
Other Expenses(2)(4)	0.31%	0.31%
Acquired Fund Fees and Expenses(5)	0.01%	0.01%
Total Annual Fund Operating Expenses(6)	0.56%	0.81%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	Management Fees and Other Expenses have been restated to reflect current fees, effective June 1, 2015.

(3)	The management fee disclosed is a blended fee based on the Fund’s total assets as of August 31, 2014. Under the investment advisory agreement, the Fund pays a management fee of 0.25% on the Fund’s first $100,000,000 of average daily net assets.

(4)	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.

(5)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
(6)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.55% for Class I and 0.80% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class I	Class A
1 Year	$57	$430
3 Years	$179	$600
5 Years	$313	$784
10 Years	$701	$1,317

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in bonds. Fund investments include corporate, asset-backed, and mortgage-backed securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Fund’s sub-adviser, Taplin, Canida & Habacht, LLC (TCH), an affiliate of the Adviser, to be comparable in quality) at the time of purchase and repurchase agreements and U.S. government securities. TCH changes the Fund’s weightings in these sectors as it deems appropriate and uses macroeconomic, credit, and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective

FIXED INCOME FUNDS	69

BMO TCH Intermediate Income Fund (cont.)

maturity of two to eight years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S.

government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Income Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Management Risks. TCH’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Portfolio Turnover Risks. A high portfolio rate (100% or more) may result in the realization and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. Therefore, you may have higher tax liability. High portfolio turnover also may result in higher transaction costs, which may negatively affect Fund performance.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class I—Annual Total Returns (calendar years 2008-2013)(1)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

(1)	The bar chart previously reflected the performance of the Class Y shares. On May 19, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the bar chart reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

70	FIXED INCOME FUNDS

BMO TCH Intermediate Income Fund (cont.)

The return for the Class I shares of the Fund from January 1, 2014 through September 30, 2014 was 3.43%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	17.59%
Worst quarter	12/31/2008	(7.71)%

Average Annual Total Returns through 12/31/13(1)

	1 Year	5 Year	Since Inception
Class I (Inception 5/31/07)(2)
Return Before Taxes	0.09%	8.94%	5.09%
Return After Taxes on Distributions	(0.57)%	7.98%	3.93%
Return After Taxes on Distributions and Sale of Fund Shares	(0.05)%	6.66%	3.49%
BIGCBI (reflects no deduction for fees, expenses or taxes)	(0.86)%	3.96%	4.68%
LSIDF (reflects deduction of fees and no deduction for sales charges or taxes)	(0.15)%	5.22%	4.15%

(1)	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, the performance of Class A shares will be lower than the performance of the Class I shares because the Class A shares have higher Total Annual Fund Operating Expenses. In addition, Class A shares charge a front-end sales charge, which also will lower the performance of Class A shares.

(2)	The table previously reflected the performance of the Class Y shares. On May 19, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the table reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I, and after-tax returns for Class A will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after tax return.

The Barclays U.S. Intermediate Government/Credit Bond Index (BIGCBI) is an index comprised of government and corporate bonds rated BBB or higher with maturities between one and ten years.

The Lipper Short-Intermediate Investment-Grade Debt Funds Index (LSIDF) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Sub-Adviser. Taplin, Canida & Habacht, LLC, a majority-owned subsidiary of the Adviser.

Portfolio Managers. William J. Canida, Scott M. Kimball, and Daniela Mardarovici have co-managed the Fund since July 2013. Mr. Canida, a Managing Director and a Portfolio Manager of the Adviser, joined TCH in 1985. Mr. Kimball, a Director and a Portfolio Manager of the Adviser, joined TCH in 2007. Ms. Mardarovici, a Director and a Portfolio Manager of the Adviser, joined TCH in 2012.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class A shares and $2,000,000 for Class I shares. For Class A, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that are expected to be taxed primarily as ordinary income for federal income tax purposes.

FIXED INCOME FUNDS	71

BMO TCH Intermediate Income Fund (cont.)

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

72	FIXED INCOME FUNDS

BMO TCH Corporate Income Fund

Investment Objective:

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	None	0.55%
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	None	None	0.25%
Other Expenses(2)(3)	0.55%	0.30%	0.30%
Acquired Fund Fees and Expenses(4)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.76%	0.51%	0.76%
Fee Waiver and Expense Reimbursement(5)	(0.16)%	—	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(5)	0.60%	0.51%	0.60%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	Management Fees and Other Expenses have been restated to reflect current fees, effective June 1, 2015.

(3)	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.
(4)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(5)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.59% for Class Y, 0.55% for Class I, and 0.59% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class I	Class A
1 Year	$61	$52	$409
3 Years	$227	$164	$569
5 Years	$407	$285	$742
10 Years	$927	$640	$1,245

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in corporate debt securities, including convertible debt securities. Although the

FIXED INCOME FUNDS	73

BMO TCH Corporate Income Fund (cont.)

Fund will invest primarily in U.S. dollar denominated securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the sub-adviser to be comparable in quality) at the time of purchase, the Fund may invest up to 20% of its assets in debt securities that are below investment grade, also known as high yield securities or “junk bonds,” and non-U.S. dollar denominated foreign debt securities. The Fund also may invest in U.S. government securities, asset-backed and mortgage-backed securities, and U.S. dollar denominated foreign debt securities.

The Fund’s sub-adviser is Taplin, Canida & Habacht, LLC (TCH), an affiliate of the Adviser. TCH uses macroeconomic, credit, and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective maturity of three to fifteen years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

High Yield Securities Risks. High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Income Risks. The Fund can only distribute to shareholders what it earns. Therefore, if the amount of interest and/or dividends the Fund receives from its investments declines, the amount of dividends shareholders receive from the Fund will also decline. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Management Risks. TCH’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

74	FIXED INCOME FUNDS

BMO TCH Corporate Income Fund (cont.)

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class Y—Annual Total Returns (calendar years 2009-2013)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Class Y shares of the Fund from January 1, 2014 through September 30, 2014 was 6.39%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	10.83%
Worst quarter	6/30/2013	(2.76)%

Average Annual Total Returns through 12/31/13(1)

	1 Year	5 Year	Since Inception
Class Y (Inception 12/22/08)
Return Before Taxes	0.11%	10.36%	10.33%
Return After Taxes on Distributions	(1.78)%	8.31%	8.29%
Return After Taxes on Distributions and Sale of Fund Shares	0.37%	7.45%	7.44%
Class I (Inception 12/22/08)
Return Before Taxes	0.12%	10.56%	10.53%
BCI (reflects no deduction for fees, expenses or taxes)	(2.01)%	7.89%	7.95%
LCPBFI (reflects deduction of fees and no deduction for sales charges or taxes)	(0.78)%	7.57%	7.71%
(1)	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class Y and Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Class A shares (without the reflection of the payment of sales charges) will be the same as the Class Y shares because the Class A and Class Y shares have the same Total Annual Fund Operating Expenses. However, Class A shares do charge a front-end sales charge, so the performance of Class A shares reflecting the payment of sales charges would be lower than Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y, and after-tax returns for Class I and Class A will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after tax return.

The Barclays U.S. Credit Index (BCI) is an index that covers U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.

The Lipper Core Plus Bond Funds Index (LCPBFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Sub-Adviser. Taplin, Canida & Habacht, LLC, a majority-owned subsidiary of the Adviser.

Portfolio Managers. Tere Alvarez Canida, William J. Canida, Alan M. Habacht, Scott M. Kimball, and Daniela Mardarovici co-manage the Fund. Ms. Alvarez Canida, President and Managing Principal of TCH, joined TCH in 1985 and has co-managed the Fund since its inception in 2008. Mr. Canida, Vice President and Principal of TCH, joined TCH in 1985 and has co-managed the Fund since its inception in 2008. Mr. Habacht, Vice President and Principal of TCH, joined TCH in 1987 and has co-managed the Fund since its inception in 2008. Mr. Kimball, a Portfolio Manager of TCH, joined TCH in 2007 and has co-managed the Fund since February 2012. Ms. Mardarovici, a Portfolio Manager of TCH, joined TCH in 2012 and has co-managed the Fund since December 2012.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class Y and Class A shares and $2,000,000 for

FIXED INCOME FUNDS	75

BMO TCH Corporate Income Fund (cont.)

Class I shares. For Class Y and Class A, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that are expected to be taxed primarily as ordinary income for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

76	FIXED INCOME FUNDS

BMO TCH Core Plus Bond Fund

Investment Objective:

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	None	0.55%
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)(3)	0.13%	0.13%	0.13%
Distribution (12b-1) Fees	None	None	0.25%
Other Expenses(2)(4)	0.46%	0.21%	0.21%
Acquired Fund Fees and Expenses(5)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(6)	0.60%	0.35%	0.60%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	Management Fees and Other Expenses have been restated to reflect current fees, effective June 1, 2015.

(3)	The management fee disclosed is a blended fee based on the Fund’s total assets as of August 31, 2014. Under the investment advisory agreement, the Fund pays a management fee of 0.25% on the Fund’s first $100,000,000 of average daily net assets.

(4)	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.

(5)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(6)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.59% for Class Y, 0.55% for Class I, and 0.59% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class I	Class A
1 Year	$61	$36	$409
3 Years	$192	$113	$535
5 Years	$335	$197	$673
10 Years	$750	$443	$1,074

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in bonds. Fund investments include corporate, asset-backed, mortgage-backed and U.S. government securities. Although the Fund will invest primarily in securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the sub-adviser to be comparable in quality) at the time of purchase, the Fund may invest up to 20% of its assets in debt securities that are below investment grade,

FIXED INCOME FUNDS	77

BMO TCH Core Plus Bond Fund (cont.)

also known as high yield securities or “junk bonds.” While the Fund’s assets are predominantly U.S. dollar denominated, the Fund also may invest up to 20% of its assets in foreign debt securities, all or a portion of which may be emerging markets debt securities.

The Fund’s investment strategy is referred to as “Core Plus” because the Fund’s sub-adviser, Taplin, Canida & Habacht, LLC (TCH), an affiliate of the Adviser, has the ability to add high yield securities and emerging markets debt securities to a core portfolio of investment grade fixed income securities. TCH’s strategy for achieving total return is to adjust the Fund’s weightings in these sectors as it deems appropriate. TCH uses macroeconomic, credit, and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective maturity of three to ten years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

High Yield Securities Risks. High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Emerging Markets Risks. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Management Risks. TCH’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

78	FIXED INCOME FUNDS

BMO TCH Core Plus Bond Fund (cont.)

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class Y—Annual Total Returns (calendar years 2009-2013)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

The return for the Class Y shares of the Fund from January 1, 2014 through September 30, 2014 was 5.46%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2009	5.53%
Worst quarter	6/30/2013	(2.92)%

Average Annual Total Returns through 12/31/13(1)

	1 Year	5 Year	Since Inception
Class Y (Inception 12/22/08)
Return Before Taxes	(1.50)%	7.51%	7.50%
Return After Taxes on Distributions	(2.55)%	5.84%	5.84%
Return After Taxes on Distributions and Sale of Fund Shares	(0.82)%	5.31%	5.30%
Class I (Inception 12/22/08)
Return Before Taxes	(1.32)%	7.77%	7.76%
BABI (reflects no deduction for fees, expenses or taxes)	(2.02)%	4.44%	4.47%
LCPBFI (reflects deduction of fees and no deduction for sales charges or taxes)	(0.78)%	7.57%	7.71%
(1)	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class Y and Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Class A shares (without the reflection of the payment of sales charges) will be the same as the Class Y shares because the Class A and Class Y shares have the same Total Annual Fund Operating Expenses. However, Class A shares do charge a front-end sales charge, so the performance of Class A shares reflecting the payment of sales charges would be lower than Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y, and after-tax returns for Class I and Class A will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after tax return.

The Barclays U.S. Aggregate Bond Index (BABI) is an index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. To qualify for inclusion, a bond or security must have at least one year to final maturity and be rated Baa3 or better, dollar denominated, non-convertible, fixed-rate and publicly issued.

The Lipper Core Plus Bond Funds Index (LCPBFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Sub-Adviser. Taplin, Canida & Habacht, LLC, a majority-owned subsidiary of the Adviser.

Portfolio Managers. Tere Alvarez Canida, William J. Canida, Alan M. Habacht, Scott M. Kimball, and Daniela Mardarovici co-manage the Fund. Ms. Alvarez Canida, President and Managing Principal of TCH, joined TCH in 1985 and has co-managed the Fund since its inception in 2008. Mr. Canida, Vice President and Principal of TCH, joined TCH in 1985 and has co-managed the Fund since its inception in 2008. Mr. Habacht, Vice President and Principal of TCH, joined TCH in 1987 and has co-managed the Fund since its inception in 2008. Mr. Kimball, a Portfolio Manager of TCH, joined TCH in 2007 and has co-managed the Fund since February 2012. Ms. Mardarovici, a Portfolio Manager of TCH, joined TCH in 2012 and has co-managed the Fund since December 2012.

FIXED INCOME FUNDS	79

BMO TCH Core Plus Bond Fund (cont.)

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class Y and Class A shares and $2,000,000 for Class I shares. For Class Y and Class A, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that are expected to be taxed as ordinary income for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

80	FIXED INCOME FUNDS

BMO Monegy High Yield Bond Fund

Investment Objective:

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None	1.00%
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	None	0.25%
Other Expenses(2)(3)	0.41%	0.41%
Total Annual Fund Operating Expenses	0.91%	1.16%
Fee Waiver and Expense Reimbursement(4)	(0.26)%	(0.26)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(4)	0.65%	0.90%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	Other Expenses have been restated to reflect current fees, effective June 1, 2015.

(3)	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.

(4)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.65% for Class I and 0.90% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class I	Class A
1 Year	$66	$439
3 Years	$264	$681
5 Years	$478	$942
10 Years	$1,096	$1,687

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells high yield securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in a diversified portfolio of domestic and foreign high yield, high risk fixed income securities (also referred to as “junk bonds”) within the non-investment grade corporate bond market. The Fund may invest in high yield, high risk fixed income securities of any maturity. The Fund’s sub-adviser seeks to generate excess returns by effectively balancing risk and reward through vigorous asset selection criteria and continuous monitoring of portfolio positions.

The Fund’s sub-adviser, Monegy, Inc. (“Monegy”), follows a disciplined investment approach that combines quantitative investment screening processes with traditional fundamental

FIXED INCOME FUNDS	81

BMO Monegy High Yield Bond Fund (cont.)

credit analysis. The portfolio is monitored to determine the risk and reward characteristics of each security, which allows the Fund to generate long term excess returns with lower levels of volatility than The BofA Merrill Lynch US High Yield Constrained Index® and The BofA Merrill Lynch US High Yield, BB-B Rated, Constrained Index®. The use of quantitative tools measures credit risk objectively and captures continuous changes in risk and return efficiently. High levels of diversification minimize the portfolio impact of principal losses stemming from unexpected default and other event risks.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

High Yield Securities Risks. High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

Income Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Management Risks. Monegy’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class I—Annual Total Returns (calendar years 2012-2013)(1)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

82	FIXED INCOME FUNDS

BMO Monegy High Yield Bond Fund (cont.)

(1)	The bar chart previously reflected the performance of the Class Y shares. On April 21, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the bar chart reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

The return for the Class I shares of the Fund from January 1, 2014 through September 30, 2014 was 2.08%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2012	4.03%
Worst quarter	6/30/2013	(1.26)%

Average Annual Total Returns through 12/31/13(1)

	1 Year	Since Inception
Class I (Inception 12/29/11)(2)
Return Before Taxes	6.18%	8.46%
Return After Taxes on Distributions	3.20%	5.91%
Return After Taxes on Distributions and Sale of Fund Shares	3.63%	5.47%
MLHYI (reflects no deduction for fees, expenses or taxes)	6.31%	10.36%
LHYFI (reflects deduction of fees and no deduction for sales charges or taxes)	7.63%	11.49%

(1)	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, the performance of Class A shares will be lower than the performance of the Class I shares because the Class A shares have higher Total Annual Fund Operating Expenses. In addition, Class A shares charge a front-end sales charge, which also will lower the performance of Class A shares.

(2)	The table previously reflected the performance of the Class Y shares. On April 21, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the table reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I, and after-tax returns for Class A will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after tax return.

The Bank of America Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (MLHYI) tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market and is restricted to a maximum of 2% per issuer.

The Lipper High Current Yield Funds Index (LHYFI) tracks the total return performance of the 30 largest funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Sub-Adviser. Monegy, Inc., an affiliate of the Adviser.

Portfolio Managers. Lori J. Marchildon and Sadhana Valia have co-managed the Fund since its inception in 2011. Ms. Marchildon, Portfolio Manager, joined Monegy in 2001. Ms. Valia, Senior Portfolio Manager and Head of the High Yield Team, joined Monegy in 1998.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class A shares and $2,000,000 for Class I shares. For Class A, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that are expected to be taxed primarily as ordinary income for federal income tax purposes.

FIXED INCOME FUNDS	83

BMO Monegy High Yield Bond Fund (cont.)

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

84	FIXED INCOME FUNDS

BMO Multi-Asset Income Fund

Investment Objective:

To maximize total return consistent with current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 110 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 111 of this Prospectus and “How to Buy Shares” beginning on page B-43 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class I		Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	None		1.00%
Redemption Fee	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%		0.25%
Distribution (12b-1) Fees	None		0.25%
Other Expenses(2)	0.82%		0.82%
Acquired Fund Fees and Expenses(3)	0.73%		0.73%
Total Annual Fund Operating Expenses	1.80%		2.05%
Fee Waiver and Expense Reimbursement(4)	(0.52%	)	(0.52%	)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(4)	1.28%		1.53%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	“Other Expenses” for the Class A are based on estimated amounts for the current fiscal year.

(3)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(4)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.55% for Class I and 0.80% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class I	Class A
1 Year	$130	$500
3 Years	$516	$922
5 Years	$926	$1,369
10 Years	$2,073	$2,606

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended August 31, 2014, the Fund’s portfolio turnover rate (not annualized) was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in shares of different exchange-traded funds (“ETFs”) and mutual funds, including other BMO Funds (the “underlying funds”). ETFs are investment companies that are

FIXED INCOME FUNDS	85

BMO Multi-Asset Income Fund (cont.)

bought and sold on a securities exchange. Each ETF tracks a securities index or basket of securities. The Fund will invest in underlying funds that offer exposure to equity and fixed income securities. The underlying funds may invest in equity securities of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The underlying funds also may invest in fixed income and dividend paying securities of varying credit qualities, including government and corporate bonds, money market instruments and high yield bonds or “junk bonds.” The underlying funds may invest in fixed income securities of any maturity.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. The Adviser will monitor the underlying funds on an ongoing basis and may increase or decrease the Fund’s investment in one or several underlying funds. The underlying funds selections are made based on several considerations, including the underlying fund’s investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Affiliated Fund Risks. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risks. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and ETFs and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.

Exchange-Traded Funds Risks. The market price of ETF shares may trade at a discount to their net asset value or an active trading market for ETF shares may not develop or be maintained. ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the indices they track. The Fund will also bear its proportionate share of the ETF’s fees and expenses.

Income Risks. The Fund can only distribute to shareholders what it earns. Therefore, if the amount of interest and/or dividends the Fund receives from its investments declines, the amount of dividends shareholders receive from the Fund will also decline. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Equity Risks. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Fund of Funds Structure and Expenses Risks. The term “fund of funds” is typically used to describe an investment company, such as the Fund, that pursues its investment objective by investing in other investment companies, including ETFs. Federal law generally prohibits the Fund from acquiring shares of an ETF or other mutual fund if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares. In addition, by investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and funds in which the Fund invests in addition to the Fund’s direct fees and expenses.

Fixed Income Risks. Interest rates rise and fall over time, which will affect an underlying ETF’s yield and share price. The credit quality of a portfolio investment could also cause an underlying ETF’s share price to fall. An underlying ETF could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying ETF to hold securities paying lower-than-market rates of interest, which could hurt the ETF’s yield or share price.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

86	FIXED INCOME FUNDS

BMO Multi-Asset Income Fund (cont.)

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Investments in Other Investment Companies Risks. The Fund may invest in securities issued by other investment companies, including exchange traded funds. By investing in another investment company, there is a risk that the value of the underlying securities of the investment company may decrease. The Fund will also bear its proportionate share of the other investment company’s fees and expenses.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

High Yield Securities Risks. High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Fund Performance

Performance information is not included because the Fund does not have one full calendar year of performance as of the date of this Prospectus.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Brent Schutte and Jeff Weniger have co-managed the Fund since its inception in 2013. Mr. Schutte, Senior Portfolio Manager of the Adviser, joined the Adviser in 2012. Mr. Weniger, Portfolio Manager of the Adviser, joined the Adviser in 2012. Previously, Mr. Schutte and Mr. Weniger were portfolio managers with the Adviser’s affiliate, BMO Harris Bank N.A., since 1995 and 2005, respectively.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class A shares and $2,000,000 for Class I shares. For Class A, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

FIXED INCOME FUNDS	87

BMO Multi-Asset Income Fund (cont.)

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

88	FIXED INCOME FUNDS

BMO Government Money Market Fund

Investment Objective:

To provide current income consistent with stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%	0.20%
Distribution (12b-1) Fees	None	None
Other Expenses	0.34%	0.09%
Total Annual Fund Operating Expenses	0.54%	0.29%
Fee Waiver and Expense Reimbursement(1)	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.45%	0.20%

(1)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses(excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.45% for Class Y and 0.20% for Class I through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class I
1 Year	$46	$20
3 Years	$164	$84
5 Years	$293	$154
10 Years	$668	$359

Principal Investment Strategies

The Fund invests its assets in high quality, short-term money market instruments and repurchase agreements. The Fund invests at least 80% of its assets in obligations issued and/or guaranteed by the U.S. government or by its agencies or instrumentalities and in repurchase agreements secured by such obligations. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations or be determined by the Adviser to be of comparable quality to securities having such ratings (except that U.S. Government securities and shares of other registered money market funds are not subject to this requirement). The Adviser uses a “bottom-up” approach, which evaluates debt securities against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve, and debt security supply factors.

The Fund invests in the securities of U.S. government-sponsored entities that are not backed by the full faith and credit of the U.S. government, but are supported through federal loans or other benefits, including the Federal Home Loan Banks (FHLBs), Federal National Mortgage Association (Fannie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund also may invest in the securities of U.S. government-sponsored entities that are supported by the full faith and credit of the U.S. government, such as the Government National Mortgage Association (Ginnie Mae). Finally, the Fund may invest in the securities of governmental entities that have no explicit financial support from the U.S. government, but are regarded as having implied support because the U.S. government sponsors their activities, including the Farm Credit Administration and the Financing Corporation. The Fund invests in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, diversification, and liquidity of investments.

MONEY MARKET FUNDS	89

BMO Government Money Market Fund (cont.)

Principal Risks

An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. Additionally, significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Regulatory Changes Risk. The SEC recently adopted regulations that substantially change the way in which money market funds may be operated. The Fund is reviewing the regulations and their impact, including liquidity of an investment in the Fund and the Fund’s ability to maintain a stable net asset value per share. These changes may result in reduced yields from the Fund.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an average of money funds with similar objectives and an index of funds with similar investment objectives. Please keep in mind that past performance does not represent how the Fund will perform in the future. Investors may obtain the Fund’s current 7-Day Net Yield or updated performance information at www.bmofunds.com.

Class Y—Annual Total Returns (calendar years 2005-2013)

The return for the Class Y shares of the Fund from January 1, 2014 through September 30, 2014 was 0.01%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	12/31/2006	1.24%
Worst quarter	3/31/2010	0.00%

7-Day Net Yield as of December 31, 2013 was 0.01%.

Average Annual Total Returns through 12/31/13

	1 Year	5 Year	Since Inception
Class Y (Inception 5/17/04)	0.01%	0.04%	1.57%
Class I (Inception 5/28/04)	0.01%	0.09%	1.73%
INGMMI (reflects deduction of fees and no deduction for sales charges or taxes)	0.01%	0.02%	1.34%
LUSGMMFI (reflects deduction of fees and no deduction for sales charges or taxes)	0.01%	0.03%	1.44%

The iMoneyNet, Inc. Government Money Market Index (INGMMI) is an average of money funds with investment objectives similar to that of the Fund.

90	MONEY MARKET FUNDS

BMO Government Money Market Fund (cont.)

The Lipper U.S. Government Money Market Funds Index (LUSGMMFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Peter J. Arts and Boyd R. Eager have co-managed the Fund since February 2012. Mr. Arts, Co-Head of Taxable Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1994. Mr. Eager, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 1996.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class Y shares and $10,000,000 for Class I shares. For Class Y, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the Federal Reserve Bank of New York is open for business and, alternatively, on any day the U.S. government securities markets are open and the Fund’s portfolio manager determines sufficient liquidity exists in those markets in one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Checkwriting. Write a check in an amount of at least $250.

Tax Information

The Fund intends to make distributions that are expected to be taxed primarily as ordinary income for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET FUNDS	91

BMO Tax-Free Money Market Fund

Investment Objective:

To provide current income exempt from federal income tax consistent with stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%	0.20%
Distribution (12b-1) Fees	None	None
Other Expenses	0.33%	0.08%
Total Annual Fund Operating Expenses	0.53%	0.28%
Fee Waiver and Expense Reimbursement(1)	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.45%	0.20%

(1)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.45% for Class Y and 0.20% for Class I through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class I
1 Year	$46	$20
3 Years	$162	$82
5 Years	$288	$149
10 Years	$657	$348

Principal Investment Strategies

The Fund invests primarily in fixed and floating rate municipal bonds and notes, variable rate demand instruments, and other high-quality, short-term tax-exempt obligations maturing in 397 days or less. Under normal circumstances, the Fund invests its assets so that at least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including federal alternative minimum tax (AMT).

To maintain principal preservation, the Adviser places a strict emphasis on credit research. Using fundamental analysis, the Adviser develops an approved list of issuers and securities that meet the Adviser’s standards for minimal credit risk. The Adviser continually monitors the credit risks of all of the Fund’s portfolio securities on an ongoing basis by reviewing financial data and ratings of nationally recognized statistical rating organizations (NRSROs). The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be determined by the Adviser to be of comparable quality to securities having such ratings (except that U.S. Government securities and shares of other registered money market funds are not subject to this requirement). The Fund invests in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, diversification, and liquidity of investments.

The Fund seeks to enhance yield by taking advantage of favorable changes in interest rates and reducing the effect of unfavorable changes in interest rates. In seeking to achieve this objective, the Adviser targets a dollar-weighted average portfolio maturity of 60 days or less based on its interest rate outlook. The interest rate outlook is developed by analyzing a variety of factors, such as current and expected U.S. economic growth, current and expected interest rates and inflation, and the Federal Reserve Board’s monetary policy. By developing an interest rate outlook and adjusting the portfolio’s maturity accordingly, the

92	MONEY MARKET FUNDS

BMO Tax-Free Money Market Fund (cont.)

Adviser seeks to position the Fund to take advantage of yield enhancing opportunities.

Principal Risks

An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. Additionally, significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Municipal Securities Risks. Municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that interest may be taxable on a municipal security that is otherwise expected to produce tax-exempt interest.

Regulatory Changes Risk. The SEC recently adopted regulations that substantially change the way in which money market funds may be operated. The Fund is reviewing the regulations and their impact, including liquidity of an investment in the Fund and the Fund’s ability to maintain a stable net asset value per share. These changes may result in reduced yields from the Fund.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s manager will produce the desired results.

Sector Risks. The Fund may invest its assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an average of money funds with similar objectives and an index of funds with similar investment objectives. Please keep in mind that past performance does not represent how the Fund will perform in the future. Investors may obtain the Fund’s current 7-Day Net Yield or updated performance information at www.bmofunds.com.

Class Y—Annual Total Returns (calendar years 2005-2013)

The return for the Class Y shares of the Fund from January 1, 2014 through September 30, 2014 was 0.01%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2007	0.85%
Worst quarter	12/31/2013	0.00%

7-Day Net Yield as of December 31, 2013 was 0.01%.

MONEY MARKET FUNDS	93

BMO Tax-Free Money Market Fund (cont.)

Average Annual Total Returns through 12/31/13

	1 Year	5 Year	Since Inception
Class Y (Inception 9/22/04)	0.02%	0.21%	1.31%
Class I (Inception 6/29/05)	0.07%	0.41%	1.50%
IMNTFNR (reflects deduction of fees and no deduction for sales charges or taxes)	0.01%	0.05%	1.09%
LTEMMFI (reflects deduction of fees and no deduction for sales charges or taxes)	0.01%	0.05%	1.10%

The iMoneyNet, Inc. Fund Report/Tax-Free National Retail Index (IMNTFNR) is an average of money funds with investment objectives similar to that of the Fund.

The Lipper Tax-Exempt Money Market Funds Index (LTEMMFI) tracks the total return performance of the 30 largest mutual funds in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Peter J. Arts, Boyd R. Eager, and Craig J. Mauermann co-manage the Fund. Mr. Arts, Head of Taxable Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1994 and has co-managed the Fund since May 2015. Mr. Eager, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 1996 and has co-managed the Fund since May 2015. Craig J. Mauermann, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has managed or co-managed the Fund since its inception in 2004.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class Y shares and $10,000,000 for Class I shares. For Class Y, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the Federal Reserve Bank of New York is open for business and, alternatively, on any day the U.S. government securities markets are open and the Fund’s portfolio manager determines sufficient liquidity exists in those markets in one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Checkwriting. Write a check in an amount of at least $250.

Tax Information

The Fund intends to make distributions that are primarily exempt from federal income tax; however, a portion of the Fund’s distributions may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

94	MONEY MARKET FUNDS

BMO Prime Money Market Fund

Investment Objective:

To provide current income consistent with stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.14%	0.14%
Distribution (12b-1) Fees	None	None
Other Expenses	0.31%	0.06%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	0.46%	0.21%

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.45% for Class Y and 0.20% for Class I through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class I
1 Year	$47	$22
3 Years	$148	$68
5 Years	$258	$118
10 Years	$579	$268

Principal Investment Strategies

The Fund invests in high quality, short-term money market instruments, such as short-term commercial paper, corporate bonds and notes, asset-backed securities, bank instruments, demand and variable rate demand instruments, U.S. government obligations, municipal securities, repurchase agreements, and funding agreements. The Fund may invest in U.S. dollar-denominated instruments issued by foreign governments, corporations and financial institutions. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations or be determined by the Adviser to be of comparable quality to securities having such ratings (except that U.S. Government securities and shares of other registered money market funds are not subject to this requirement). The Adviser uses a “bottom-up” approach, which evaluates debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve, and debt security supply factors. The Fund invests in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, diversification, and liquidity of investments.

Principal Risks

An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk.

MONEY MARKET FUNDS	95

BMO Prime Money Market Fund (cont.)

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. Additionally, significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Asset-Backed Securities Risks. Asset-backed securities are subject to risks of prepayment. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. Asset-backed securities may decline in value because of defaults on the underlying obligations.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation.

Municipal Securities Risks. Municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that interest may be taxable on a municipal security that is otherwise expected to produce tax-exempt interest.

Foreign Securities Risks. The value of instruments of foreign issuers may be adversely affected by political, regulatory, and economic developments, which developments may be similar to or greater than those experienced by domestic issuers. In addition, financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers.

Sovereign Debt Risks. Sovereign debt instruments are subject to the risk that a governmental entity may be unable to pay interest or repay principal on its sovereign debt due to cash flow problems, insufficient foreign currency reserves, or political concerns. If a governmental entity defaults on an obligation, the Fund may have limited recourse against the defaulting government and may lose its investment. Financial markets have recently experienced increased volatility due to the uncertainty surrounding the sovereign debt of certain European countries.

Regulatory Changes Risk. The SEC recently adopted regulations that substantially change the way in which money market funds may be operated. The Fund is reviewing the regulations and their impact, including liquidity of an investment in the Fund and the Fund’s ability to maintain a stable net asset value per share. These changes may result in reduced yields from the Fund.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an average of money funds with similar objectives and an index of funds with similar investment objectives. Please keep in mind that past performance does not represent how the Fund will perform in the future. Investors may obtain the Fund’s current 7-Day Net Yield or updated performance information at www.bmofunds.com.

Class Y—Annual Total Returns (calendar years 2004-2013)

The return for the Class Y shares of the Fund from January 1, 2014 through September 30, 2014 was 0.01%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2007	1.26%
Worst quarter	3/31/2013	0.00%

7-Day Net Yield as of December 31, 2013 was 0.01%

96	MONEY MARKET FUNDS

BMO Prime Money Market Fund (cont.)

Average Annual Total Returns through 12/31/13

	1 Year	5 Year	10 Year
Class Y (Inception 11/23/92)	0.01%	0.10%	1.68%
Class I (Inception 4/3/00)	0.04%	0.26%	1.89%
MFRA (reflects deduction of fees and no deduction for sales charges or taxes)	0.02%	0.06%	1.48%
LMMFI (reflects deduction of fees and no deduction for sales charges or taxes)	0.01%	0.06%	1.53%

The iMoneyNet, Inc. Money Fund Report Averages (MFRA) is an average of money funds with investment objectives similar to that of the Fund.

The Lipper Money Market Instrument Funds Index (LMMFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Peter J. Arts and Boyd R. Eager have co-managed the Fund since February 2012. Mr. Arts, Co-Head of Taxable Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1994. Mr. Eager, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 1996.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class Y shares and $10,000,000 for Class I shares. For Class Y, the minimum subsequent purchase amount is $50.

You may sell (redeem) your shares of the Fund on any day the Federal Reserve Bank of New York is open for business and, alternatively, on any day the U.S. government securities markets are open and the Fund’s portfolio manager determines sufficient liquidity exists in those markets in one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Checkwriting. Write a check in an amount of at least $250.

Tax Information

The Fund intends to make distributions that are expected to be taxed primarily as ordinary income for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET FUNDS	97

Additional Information Regarding Principal Investment Strategies and Risks

Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval. In implementing their respective investment objectives, the Funds may invest in the following securities and use the following investment techniques as part of their investment strategies. Some of these securities, transactions, and investment techniques involve special risks, which are described below. The chart below presents the types of securities in which each Fund may invest as part of its principal investment strategies. Each Fund that has adopted a non-fundamental policy to invest at least 80% of its assets in the types of securities suggested by such Fund’s name will provide shareholders with at least 60 days’ notice of any change in this policy. The ULTRA SHORT TAX-FREE FUND, SHORT TAX-FREE FUND and INTERMEDIATE TAX-FREE FUND, which have each adopted a fundamental policy to invest at least 80% of its assets in the types of securities suggested by its name, may only change this policy with shareholder approval.

	Low Volatility Equity	Dividend Income	Large- Cap Value	Large- Cap Growth	Mid- Cap Value	Mid- Cap Growth	Small- Cap Value	Small- Cap Core	Small- Cap Growth	Global Low Volatility Equity	Pyrford Global Equity	Pyrford International Stock	LGM Emerging Markets Equity
Equity Securities:
Common Stocks	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Foreign Securities										✓	✓	✓	✓

	Ultra Short Tax-Free	Short Tax- Free	Short- Term Income	Intermediate Tax-Free	Mortgage Income	TCH Intermediate Income	TCH Corporate Income	TCH Core Plus Bond	Monegy High Yield Bond	Multi- Asset Income	TCH Emerging Markets Bond	Government Money Market	Tax- Free Money Market	Prime Money Market
Fixed Income Securities:
Asset-Backed/Mortgage-Backed Securities			✓		✓	✓	✓	✓						✓
Bank Instruments			✓						✓					✓
Commercial Paper	✓								✓				✓	✓
Convertible Securities									✓	✓
Corporate Debt Securities	✓	✓	✓	✓		✓	✓	✓	✓	✓	✓			✓
Demand Instruments	✓	✓		✓									✓	✓
Dollar Rolls			✓		✓	✓
Foreign Securities							✓	✓	✓		✓			✓
Funding Agreements														✓
High Yield Securities	✓	✓		✓			✓	✓	✓	✓	✓
Municipal Securities	✓	✓	✓	✓									✓	✓
Repurchase Agreements			✓			✓						✓		✓
Sovereign Debt											✓			✓
U.S. Government Securities			✓		✓	✓	✓	✓		✓		✓		✓
Variable Rate Demand Instruments	✓	✓		✓								✓	✓	✓
Investment Companies:
Exchange-Traded Funds										✓
Other Investment Companies			✓	✓									✓

98	ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

Equity Securities

An investment in the equity securities of a company represents a proportionate ownership interest in that company. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities. Companies generally have discretion as to the payment of any dividends or distributions.

Common Stocks. Common stocks are the most prevalent type of equity securities. Holders of common stock of an issuer are entitled to receive the issuer’s earnings only after the issuer pays its creditors and any preferred shareholders. As a result, changes in the issuer’s earnings have a direct effect on the value of its common stock.

Foreign Securities. Foreign securities include securities:

•	of issuers domiciled outside of the United States, including securities issued by foreign governments,

•	that primarily trade on a foreign securities exchange or in a foreign market, or

•

that are subject to substantial foreign risk based on factors such as whether a majority of an issuer’s revenue is earned outside of the United States and whether an issuer’s principal business operations are located outside of the United States.

Fixed Income Securities and Transactions

Fixed income securities pay interest, dividends, or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. The issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities generally provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

Certain fixed income securities may be supported by credit enhancements. A credit enhancement is an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing the credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement (except for the MONEY MARKET FUNDS, where otherwise required by applicable regulation).

Asset-Backed/Mortgage-Backed Securities. Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset-backed securities have prepayment risks.

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities, and other terms. Mortgages may have fixed or adjustable interest rates.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of a mortgage-backed security is a pass-through certificate. An issuer of a pass-through certificate gathers monthly payments from an underlying pool of mortgages, deducts its fees and expenses, and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro-rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Mortgage-backed securities may be issued or guaranteed by Ginnie Mae, Fannie Mae, and Freddie Mac, but also may be issued or guaranteed by other issuers, including private companies. The Adviser treats mortgage-backed securities

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS	99

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

guaranteed by a government-sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Bank Instruments. Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit, and banker’s acceptances. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments.

Commercial Paper. Commercial paper represents an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the interest rate and credit risks as compared to other debt securities of the same issuer.

Convertible Securities. Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. Consequently, the value of the convertible security may be exposed to the stock market risk of the underlying stock or may be exposed to the interest rate or credit risk of the issuer.

Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. The credit risks of corporate debt securities vary widely among issuers.

Demand Instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Adviser treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Dollar Rolls. Dollar rolls are transactions in which a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a predetermined price. Normally, one or both securities involved are “to be announced” mortgage-backed securities or “TBAs.” Dollar rolls are subject to interest rate risks and credit risks. These transactions may create leverage risks. Dollar roll transactions will cause a Fund to have an increased portfolio turnover rate.

Funding Agreements. Funding Agreements (Agreements) are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company’s general or separate accounts. The insurance company then credits guaranteed interest to a Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer. A Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, a Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days’ notice or less. Therefore, Agreements are typically considered to be illiquid investments.

High Yield Securities. High yield securities are debt securities that are rated below investment-grade. While high yield securities may offer higher yields than investment-grade securities, they are predominantly considered to have speculative characteristics and are sometimes called “junk bonds.”

Municipal Securities. Municipal securities, including municipal bonds and notes, are fixed income securities issued by states, counties, cities, and other political subdivisions and authorities. Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities also may issue notes to fund capital projects prior to issuing long-term bonds. Issuers typically repay the notes at the end of their fiscal year, either with taxes,

100	ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

other revenues, or proceeds from newly issued notes or bonds. Municipal securities also may be issued by industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities, and other public agencies. The market categorizes tax-exempt securities by their source of repayment. Although many municipal securities are exempt from federal income tax, municipalities also may issue taxable securities in which the Funds may invest.

Repurchase Agreements. Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund’s custodian will take possession of the securities subject to repurchase agreements. The Adviser and custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

Sovereign Debt. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies and may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Investment in sovereign debt may involve a high degree of risk due to the inability of governmental entities to repay the principal or interest when due.

U.S. Government Securities. U.S. government securities include direct obligations of the U.S. government, including U.S. Treasury bills, notes, and bonds of varying maturities, and those issued or guaranteed by various U.S. government agencies and instrumentalities. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or other government-sponsored entity acting under federal authority. Securities issued by certain government entities are supported by the full faith and credit of the United States. Such entities include Ginnie Mae, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Financing Bank, General Services Administration, and Washington Metropolitan Area Transit Authority. Other government entities receive support through federal subsidies, loans, or other benefits. Some government entities have no explicit financial support from the U.S. government, but are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit Administration and the Financing Corporation. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Variable Rate Demand Instruments. Variable rate demand instruments are securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The MONEY MARKET FUNDS treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Investment Companies

Exchange-Traded Funds. An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to risks that the market price of ETF shares may trade at a discount to their NAV, an active trading market for ETF shares may not develop or be maintained, or trading of ETF shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost.

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS	101

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

Investments in Other Investment Companies. A Fund may invest in securities issued by other investment companies. By investing in another investment company, there is a risk that the value of the underlying securities of that investment company may decrease. The Fund will also bear its proportionate share of the other investment company’s fees and expenses (including management fees, administration fees, and custodian fees) in addition to the Fees and Expenses of the Fund.

Investment Techniques

Securities Lending. Certain Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a Fund the equivalent of any dividends or interest received on the loaned securities. Any dividend equivalent payments will not be treated as “qualified dividend income” for federal income tax purposes and will generally be taxable as ordinary income for federal income tax purposes.

A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of a Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it may terminate a loan in anticipation of any important vote. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks.

Temporary Defensive Investments. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market, economic, political, or other conditions, or when it receives large cash inflows, each Fund (except the MONEY MARKET FUNDS) may temporarily use a different investment strategy by investing up to 100% of its assets in cash or short-term, high quality money market instruments (for example, commercial paper and repurchase agreements). This may cause a Fund to temporarily forgo greater investment returns for the safety of principal. When so invested, a Fund may not achieve its investment objective.

Additional Principal Risk Information

Affiliated Fund Risks. (MULTI-ASSET INCOME FUND) The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risks. (MULTI-ASSET INCOME FUND) Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and ETFs and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Asset-Backed/Mortgage-Backed Securities Risks. (SHORT-TERM INCOME FUND, TCH INTERMEDIATE INCOME FUND, MORTGAGE INCOME FUND, TCH CORPORATE INCOME FUND, TCH CORE PLUS BOND FUND, PRIME MONEY MARKET FUND) Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. A Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Credit risk is greater for mortgage-backed and asset-backed securities that are subordinate to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the

102	ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

other security are satisfied). The more deeply subordinate the security, the greater the credit risk associated with the security will be. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions and the performance of the mortgage pool backing such securities. An unexpectedly high rate of defaults on mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the holder of such mortgage-backed securities, particularly if such securities are subordinated, thereby reducing the value of such securities and in some cases rendering them worthless. In addition, there can be no assurance that private insurers or guarantors providing credit enhancements can meet their obligations. Recent market events have caused the markets for asset-backed and mortgage-backed securities to experience significantly lower valuations and reduced liquidity.

Call Risks. (FIXED INCOME FUNDS, MONEY MARKET FUNDS, and TCH EMERGING MARKETS BOND FUND) If the securities in which a Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Company Size Risks. (MID-CAP VALUE FUND, MID-CAP GROWTH FUND, SMALL-CAP VALUE FUND, SMALL-CAP CORE FUND, SMALL-CAP GROWTH FUND, GLOBAL LOW VOLATILITY EQUITY FUND, PYRFORD GLOBAL EQUITY FUND, PYRFORD INTERNATIONAL STOCK FUND, LGM EMERGING MARKETS EQUITY FUND, MULTI-ASSET INCOME FUND) Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Market capitalization is determined by multiplying the number of a company’s outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Core Style Investing Risks. (SMALL-CAP CORE FUND) The returns on “core” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Corporate Restructuring Risks. (SMALL-CAP VALUE FUND) Securities of companies that are involved in company turnarounds or corporate restructurings may present special risk because of the high degree of uncertainty that can be associated with such events. It is possible that the market price of securities of companies involved in company turnarounds or corporate restructurings may be subject to significant and unpredictable fluctuations.

Credit Risks. (TCH EMERGING MARKETS BOND FUND, FIXED INCOME FUNDS, MONEY MARKET FUNDS) Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund may lose money. Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread also may increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS	103

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy. Credit markets are currently experiencing greater volatility due to recent market events as noted below.

Currency Risks. (GLOBAL LOW VOLATILITY EQUITY FUND, PYRFORD GLOBAL EQUITY FUND, PYRFORD INTERNATIONAL STOCK FUND) To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in or that trade in foreign currencies, the Fund is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Emerging Markets Risks. (GLOBAL LOW VOLATILITY EQUITY FUND, PYRFORD GLOBAL EQUITY FUND, PYRFORD INTERNATIONAL STOCK FUND, LGM EMERGING MARKETS EQUITY FUND, TCH CORE PLUS BOND FUND, TCH EMERGING MARKETS BOND FUND) Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Exchange-Traded Funds Risks. (MULTI-ASSET INCOME FUND) An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to risks that the market price of ETF shares may trade at a discount to their NAV, an active trading market for ETF shares may not develop or be maintained, or trading of ETF shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers”

(which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost.

Foreign Securities Risks. (GLOBAL LOW VOLATILITY EQUITY FUND, PYRFORD GLOBAL EQUITY FUND, PYRFORD INTERNATIONAL STOCK FUND, LGM EMERGING MARKETS EQUITY FUND, TCH EMERGING MARKETS BOND FUND, TCH CORPORATE INCOME FUND, TCH CORE PLUS BOND FUND, MONEGY HIGH YIELD BOND FUND, PRIME MONEY MARKET FUND) Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, policies or sanctions limiting foreign investments, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Foreign issuers and foreign entities providing credit support or a maturity-shortening structure can involve increased risks. The value of instruments of foreign issuers may be adversely affected by political, regulatory, and economic developments. In addition, financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers.

Foreign securities may be denominated in foreign currencies, except with respect to the PRIME MONEY MARKET FUND. Therefore, the value of a Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although each Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, each Fund may be exposed to currency risks over an extended period of time.

Fund of Funds Structure and Expenses Risks. (MULTI-ASSET INCOME FUND) The Fund is known as a “fund of funds.” The term “fund of funds” is typically used to describe an investment company, such as the Fund, that pursues its

104	ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

investment objective by investing in other investment companies, including ETFs. Federal law generally prohibits the Fund from acquiring shares of an ETF or other mutual fund if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares. This prohibition may prevent the Fund from allocating its investments in an optimal manner. In addition, by investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and funds in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of distributions to you and therefore may increase the amount of taxes payable by you.

Government Obligations Risks. (SHORT-TERM INCOME FUND, TCH INTERMEDIATE INCOME FUND, MORTGAGE INCOME FUND, TCH CORPORATE INCOME FUND, TCH CORE PLUS BOND FUND, MULTI-ASSET INCOME FUND, GOVERNMENT MONEY MARKET FUND, PRIME MONEY MARKET FUND) No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation. For instance, securities issued by Ginnie Mae are supported by the full faith and credit of the U.S. government. Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. Fannie Mae and Freddie Mac have been in conservatorship since 2008. Securities issued by certain U.S. government agencies are supported only by the credit of that agency.

High Yield Securities Risks. (TCH EMERGING MARKETS BOND FUND, ULTRA SHORT TAX-FREE FUND, SHORT TAX-FREE FUND, INTERMEDIATE TAX-FREE FUND, TCH CORPORATE INCOME FUND, TCH CORE PLUS BOND FUND, MULTI-ASSET INCOME FUND, MONEGY HIGH YIELD BOND FUND) High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investor Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. A Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. Periods of economic uncertainty generally result in increased volatility in the market prices of these securities and thus in the Fund’s net asset value.

Income Risks. (DIVIDEND INCOME FUND, SHORT-TERM INCOME FUND, MORTGAGE INCOME FUND, TCH INTERMEDIATE INCOME FUND, TCH CORPORATE INCOME FUND, MONEGY HIGH YIELD BOND FUND, MULTI-ASSET INCOME FUND) The income shareholders receive from a Fund is based primarily on the dividends and interest the Fund earns from its investments, which can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of a Fund’s preferred stock holdings and any bond holdings could drop as well. A Fund’s income also would likely be affected adversely when prevailing short-term interest rates increase.

Information Risks. (LOW VOLATILITY EQUITY FUND, SMALL-CAP CORE FUND, LARGE-CAP GROWTH FUND, GLOBAL LOW VOLATILITY EQUITY FUND) When the quantitative models (“Models”) and information and data (“Data”) used in managing a Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Fund may realize losses. The success of Models that are predictive in nature is dependent largely upon the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors that may cause the resulting information to be incorrect.

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS	105

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

Interest Rate Risks. (TCH EMERGING MARKETS BOND FUND, FIXED INCOME FUNDS, MONEY MARKET FUNDS) Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Investment Ratings. When a Fund invests in investment grade bonds or other debt securities or convertible securities, some may be rated in the lowest investment grade category (i.e., BBB or Baa). Bonds rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investors Service have speculative characteristics. The Adviser or Sub-Adviser, as applicable, will determine the credit quality of unrated bonds, which may have greater risk (but a potentially higher yield) than comparably rated bonds. If a bond is downgraded, the Adviser or Sub-Adviser, as applicable, will re-evaluate the bond and determine whether the bond should be retained or sold. The securities in which the MONEY MARKET FUNDS invest must be rated in one of the two highest short-term rating categories by one or more NRSROs or be determined by the Adviser to be of comparable quality to securities having such ratings (except that U.S. Government securities and shares of other registered money market funds are not subject to this requirement).

Investments in Other Investment Companies Risks. (SHORT-TERM INCOME FUND, INTERMEDIATE TAX-FREE FUND, and TAX-FREE MONEY MARKET FUND) The Funds may invest in securities issued by other investment companies. By investing in another investment company, there is a risk that the value of the underlying securities of the investment company may decrease. The Fund will also bear its proportionate share of the other investment company’s fees and expenses (including management fees, administration fees, and custodian fees) in addition to the Fees and Expenses of the Fund.

Liquidity Risks. (TCH EMERGING MARKETS BOND FUND, FIXED INCOME FUNDS, MONEY MARKET FUNDS) Trading

opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade, or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open and the Fund could incur losses. Recent market events have caused the markets for some of the securities in which the Funds invest to experience reduced liquidity.

For the MONEY MARKET FUNDS, significant redemptions by large investors in a Fund could have a material adverse effect on a Fund’s other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Management Risks. The Adviser’s or a Sub-Adviser’s judgments about the attractiveness, value, and potential appreciation of a Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Funds’ managers will produce the desired results. In addition, with respect to LOW VOLATILITY EQUITY FUND and GLOBAL LOW VOLATILITY EQUITY FUND, the Adviser’s strategy may limit the Fund’s gains in rising markets.

Municipal Securities Risks. (ULTRA SHORT TAX-FREE FUND, SHORT TAX-FREE FUND, INTERMEDIATE TAX-FREE FUND, TAX-FREE MONEY MARKET FUND, PRIME MONEY MARKET FUND) Certain types of municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. Local political and economic factors also may adversely affect the value and liquidity of municipal securities held by the Fund. The value of municipal securities may be affected more

106	ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. A risk exists that interest may be taxable on a municipal security that is expected to produce tax-exempt interest.

Portfolio Turnover Risks. (LOW VOLATILITY EQUITY FUND, TCH INTERMEDIATE INCOME FUND, MORTGAGE INCOME FUND) A Fund’s portfolio turnover rate may vary from year to year. A high portfolio rate (100% or more) may result in the realization and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. Therefore, you may have higher tax liability. High portfolio turnover also may result in higher transaction costs (such as brokerage commissions), which may negatively affect a Fund’s performance.

Quantitative Model Investment Risks. (LOW VOLATILITY EQUITY FUND, LARGE-CAP GROWTH FUND, SMALL-CAP CORE FUND, GLOBAL LOW VOLATILITY EQUITY FUND) The success of a quantitative investment model depends on the analyses and assessments that were used in developing such model. Incorrect analyses and assessments or inaccurate or incomplete data would adversely affect performance. Certain low-probability events or factors that are assigned little weight may occur or prove to be more likely or more relevant than expected, for short or extended periods of time. There can be no assurance that the Model will enable the Fund to achieve its investment objective.

Regulatory Risks. Future regulatory developments applicable to mutual funds and financial institutions could limit or restrict the ability of a Fund to use certain instruments as a part of its investment strategies. On December 10, 2013, regulators published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”), which prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with “covered funds,” as defined in the rules. Banking entities subject to the rules are required to fully comply by July 21, 2015. The Volcker Rule is likely to have a significant impact on banking entities, such as the Bank of Montreal (BMO), and any covered funds in which banking entities currently invest or sponsor or in which a banking entity may be a counterparty or service provider, and may therefore have an impact on the Funds. A fund that is not advised by an affiliate of a banking entity, such as BMO, may not be subject to these considerations. The full effect of the Volcker Rule on the Funds is not fully known at this time.

Sector Risks. (EQUITY FUNDS, GLOBAL LOW VOLATILITY EQUITY FUND, PYRFORD GLOBAL EQUITY FUND, PYRFORD INTERNATIONAL STOCK FUND, LGM EMERGING MARKETS EQUITY FUND, ULTRA SHORT TAX-FREE FUND, SHORT TAX-FREE FUND, INTERMEDIATE TAX-FREE FUND, MULTI-ASSET INCOME FUND, TAX-FREE MONEY MARKET FUND) Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As a Fund invests more of its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Sovereign Debt Risks. (TCH EMERGING MARKETS BOND FUND, PRIME MONEY MARKET FUND) Investment in sovereign debt may involve a high degree of risk due to the inability of governmental entities to repay the principal or interest when due. Financial markets have recently experienced increased volatility due to the uncertainty surrounding the sovereign debt of certain European countries.

Stock Market Risks. (EQUITY FUNDS, GLOBAL LOW VOLATILITY EQUITY FUND, PYRFORD GLOBAL EQUITY FUND, PYRFORD INTERNATIONAL STOCK FUND, LGM EMERGING MARKETS EQUITY FUND, MULTI-ASSET INCOME FUND) The Funds are subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. Greater volatility increases risk. If the value of a Fund’s investments goes down, you may lose money.

Style Risks. (LOW VOLATILITY EQUITY FUND, DIVIDEND INCOME FUND, LARGE-CAP VALUE FUND, MID-CAP VALUE FUND, SMALL-CAP VALUE FUND) Investments in value stocks are subject to the risk that their intrinsic values may never be

ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS	107

Additional Information Regarding Principal Investment Strategies and Risks (cont.)

realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market, and economic developments than the market as a whole, and other types of stocks (e.g., growth stocks). Consequently, while value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, they can continue to be inexpensive for long periods of time and may not ever realize their full value.

(LARGE-CAP GROWTH FUND, MID-CAP GROWTH FUND, SMALL-CAP GROWTH FUND) Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

In addition to the above principal risks, in recent years the U.S. and international markets experienced dramatic volatility, lower valuations, and reduced liquidity. As a result, many of the risks affecting the Funds may be increased. Furthermore, although the Funds do not intend to invest for the purpose of seeking short-term profits, securities may be sold without regard to the length of time they have been held when the Funds’ Adviser or a Sub-Adviser believes it is appropriate to do so in light of a Fund’s investment objective. As a result, certain Funds may have high turnover rates (e.g., in excess of 100%). A higher portfolio turnover rate increases transaction expenses that may be borne directly by a Fund (and thus, indirectly by its shareholders), and affects Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains that, when distributed, are taxable to shareholders.

108	ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT STRATEGIES AND RISKS

How to Buy Shares

Who Can Invest in the BMO Funds? Only adult U.S. citizens/residents or a U.S. entity may invest in the BMO Funds, as long as they have a valid U.S. taxpayer identification (social security or employer identification) number. You may not place transactions in your account for the benefit of any person other than yourself (except for a transfer of shares to another account). If the Funds determine that the registered owner of an account has permitted another person or entity who is not the registered or beneficial owner of the account to hold shares through that account, the Funds may reject future purchases in that account and any related accounts.

Shares of the Funds are qualified for sale only in the United States and its territories and possessions. The Funds generally do not sell shares to investors residing outside the United States., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

When Can Shares Be Purchased? You can buy the shares of a Fund (other than the MONEY MARKET FUNDS), on any day the New York Stock Exchange (NYSE) is open for regular session trading. You can buy the shares of the MONEY MARKET FUNDS on any day the Federal Reserve Bank of New York (Federal Reserve) is open for business and, alternatively, on any day the U.S. government securities markets are open and the MONEY MARKET FUND’s portfolio manager determines sufficient liquidity exists in those markets. The NYSE is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you deliver your transaction request in proper form and it is accepted by the BMO Funds, or its authorized agent, your transaction is processed at the next determined net asset value (NAV) plus any applicable sales charge. The NAV is calculated for each Fund (other than the MONEY MARKET FUNDS) at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. The NAV for the TAX-FREE MONEY MARKET FUND is determined daily at 11:00 a.m. (Central Time). The NAV for the PRIME MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND is determined daily at 4:00 p.m. (Central Time). For purchase orders for the

GOVERNMENT MONEY MARKET FUND and PRIME MONEY MARKET FUND that are received after 3:00 p.m. but before 4:00 p.m. (Central Time), BMO Funds U.S. Services will use its best efforts to accept and process such purchase orders that day; however, no guarantee exists that BMO Funds U.S. Services will be able to do so. All purchase orders received in proper form and accepted by the time a Fund’s NAV is calculated will receive that day’s NAV, regardless of when the order is processed. If the U.S. government securities markets close early, the MONEY MARKET FUNDS reserve the right to determine their NAV at earlier times under those circumstances.

How is NAV Calculated? Each class’s NAV per share is the value of a single share of the class. It is computed for each class of a Fund by totaling the class’s pro rata share of the value of the Fund’s investments, cash, and other assets, subtracting the class’s pro rata share of the value of the Fund’s general liabilities and the liabilities specifically allocated to the class, then dividing the result by the number of shares of that class outstanding. For purposes of calculating the NAV, securities transactions and shareholder transactions are accounted for no later than one business day after the trade date.

The MONEY MARKET FUNDS use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), to determine their respective NAVs. In determining the NAV for all other Funds, listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of NAV or at fair value as discussed below.

Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an

HOW TO BUY SHARES	109

How to Buy Shares (cont.)

independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board. The Board oversees a

Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Board. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments. It is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security and the difference may be material to the NAV of the respective Fund.

Certain securities held by the Funds, primarily in the INTERNATIONAL AND GLOBAL FUNDS, may be listed on foreign exchanges that trade on days when a Fund does not calculate its NAV. As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV. Most foreign markets close well before the Funds value their securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may occur in the interim, which may affect a security’s value.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Board has retained an independent fair value pricing service to assist in valuing foreign securities when a subsequent event has occurred. The service uses statistical data based on historical performance of securities and markets, and other data in developing factors used to estimate fair value for that day.

Redemption Fee. Your redemption or exchange proceeds may be reduced by a redemption fee of 2.00% (INTERNATIONAL AND GLOBAL FUNDS only) if you redeem or exchange shares of a Fund less than 30 days after the purchase of such shares. The redemption fee is paid to the Fund. The purpose of the fee is to offset the costs associated with short-term trading in a Fund’s shares. See “How to Redeem and Exchange Shares—Will I Be Charged a Fee for Redemptions?,” “Additional Conditions for Redemption—Exchange Privilege,” and “Additional Conditions for Redemptions—Frequent Traders” below.

Sales Charge. The applicable sales charge for the purchase of Class A shares depends on the Fund in which you invest, as set forth in the following table:

110	HOW TO BUY SHARES

How to Buy Shares (cont.)

Equity Funds and Global and International Funds (excluding the Small-Cap Growth and TCH Emerging Markets Bond Funds)

Purchase Amount	Sales Charge as a % of Public Offering Price*	Sales Charge as a % of NAV	Typical Dealer Concession as a % of Public Offering Price
Under $50,000	5.00%	5.26%	5.00%
$50,000-$99,999	4.00%	4.17%	4.00%
$100,000-$249,999	3.25%	3.36%	3.25%
$250,000-$499,999	2.50%	2.56%	2.50%
$500,000-$999,999	1.75%	1.78%	1.75%
$1,000,000-$4,999,999	0.00%	0.00%	1.00%
$5,000,000-$9,999,999	0.00%	0.00%	0.75%
$10,000,000-$49,999,999	0.00%	0.00%	0.50%
$50,000,000 and above	0.00%	0.00%	0.25%

* For purchases of $1,000,000 and above, a Contingent Deferred Sales Charge (“CDSC”) of 1.00% will apply to shares redeemed within 18 months of purchase.

TCH Emerging Markets Bond, Mortgage Income, TCH Intermediate Income, Monegy High Yield Bond, and Multi-Asset Income Funds

Purchase Amount	Sales Charge as a % of Public Offering Price*	Sales Charge as a % of NAV	Typical Dealer Concession as a % of Public Offering Price
Under $100,000	3.50%	3.63%	3.50%
$100,000-$249,999	3.00%	3.09%	3.00%
$250,000-$499,999	2.25%	2.30%	2.25%
$500,000-$999,999	1.75%	1.78%	1.75%
$1,000,000-$4,999,999	0.00%	0.00%	1.00%
$5,000,000-$9,999,999	0.00%	0.00%	0.75%
$10,000,000-$49,999,999	0.00%	0.00%	0.50%
$50,000,000 and above	0.00%	0.00%	0.25%

* For purchases of $1,000,000 and above, a CDSC of 1.00% will apply to shares redeemed within 18 months of purchase.

Intermediate Tax-Free, TCH Corporate Income, and TCH Core Plus Bond Funds

Purchase Amount	Sales Charge as a % of Public Offering Price*	Sales Charge as a % of NAV	Typical Dealer Concession as a % of Public Offering Price
Under $100,000	3.50%	3.63%	3.50%
$100,000-$249,999	3.00%	3.09%	3.00%
$250,000-$499,999	2.25%	2.30%	2.25%
$500,000-$999,999	1.75%	1.78%	1.75%
$1,000,000-$4,999,999	0.00%	0.00%	0.55%
$5,000,000-$9,999,999	0.00%	0.00%	0.50%
$10,000,000-$49,999,999	0.00%	0.00%	0.40%
$50,000,000 and above	0.00%	0.00%	0.25%

* For purchases of $1,000,000 and above, a CDSC of 0.55% will apply to shares redeemed within 18 months of purchase.

Ultra Short Tax-Free, Short Tax-Free, and Short-Term Income Funds

Purchase Amount	Sales Charge as a % of Public Offering Price*	Sales Charge as a % of NAV	Typical Dealer Concession as a % of Public Offering Price
Under $100,000	2.00%	2.04%	2.00%
$100,000-$249,999	1.50%	1.52%	1.50%
$250,000-$499,999	1.00%	1.01%	1.00%
$500,000-$999,999	0.75%	0.76%	0.75%
$1,000,000-$4,999,999	0.00%	0.00%	0.55%
$5,000,000-9,999,999	0.00%	0.00%	0.50%
$10,000,000-$49,999,999	0.00%	0.00%	0.40%
$50,000,000 and above	0.00%	0.00%	0.25%

* For purchases of $1,000,000 and above, a CDSC of 0.55% will apply to shares redeemed within 18 months of purchase.

Some or all of the sales charges may be paid as concessions to Authorized Dealers, as that term is defined under “How Do I Purchase Shares?” below.

Waivers and Reductions of Sales Charges—Class A Shares.

Investments of $1,000,000 or More. There is no initial sales charge on a lump sum Class A share purchase of the Funds of $1,000,000 or more, nor on any purchase into a Class A account with an accumulated value of $1,000,000 or more.

HOW TO BUY SHARES	111

How to Buy Shares (cont.)

However, if you have taken advantage of this waiver and redeem your shares within 18 months of purchase, a CDSC of 1.00% or 0.55%, as applicable, may be imposed on such shares based on the lesser of original cost or current market value. The CDSC may not apply if you are otherwise entitled to a waiver of the initial sales charge as listed in “Waivers of Sales Charges” below. Also, the CDSC may not apply if you are entitled to a waiver as listed in “Contingent Deferred Sales Charge Waivers” below.

Waivers of Sales Charges. For the following categories of investors and circumstances, Class A shares may be purchased at net asset value, without payment of any front-end sales charge that would otherwise apply:

•

Banks, broker-dealers, and other financial institutions (including registered investment advisors and financial planners) that have entered into an agreement with the Distributor or one of its affiliates, purchasing shares on behalf of clients participating in a fund supermarket or in a wrap program, asset allocation program, or other program in which the clients pay an asset-based fee;

•	Registered representatives and other employees of affiliated or unaffiliated selling agents having a selling agreement with the Distributor;

•

Employer-sponsored defined contribution–type plans, including 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and individual retirement account (“IRA”) rollovers involving retirement plan assets invested in the Funds and transferred in-kind to an IRA held at a financial intermediary that has an agreement with the Distributor to service such accounts;

•	State sponsored college savings plans established under Section 529 of the Internal Revenue Code of 1986, as amended (the “Code”);

•

Direct rollovers (i.e., a rollover of Fund shares and not a reinvestment of redemption proceeds) from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund or another BMO Fund;

•	Trustees or other fiduciaries purchasing Class A shares for employee benefit plans of employers with ten or more employees;
•	Reinvested dividends and capital gain distributions; or

•	In the Funds’ discretion, shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a BMO Fund is a party.

In the Funds’ sole discretion, other purchases of Class A shares may be made without a sales charge from time to time.

Reductions of Sales Charges. The following accounts are eligible for account value aggregation for purposes of the right of accumulation and letters of intent:

•	Individual or joint accounts;

•	Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), and Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs);

•	Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts.

The following accounts are not eligible for account value aggregation:

•

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R3, and Class R6 shares of the Funds.

112	HOW TO BUY SHARES

How to Buy Shares (cont.)

Contingent Deferred Sales Charge Waivers. In the following circumstances, the CDSC will not be charged upon the redemption of Class A shares:

•	In the event of the shareholder’s death;

•	For which no sales commission or transaction fee was paid to an authorized selling agent at the time of purchase;

•	Purchased through reinvestment of dividend and capital gain distributions;

•	In an account that has been closed because it falls below the minimum account balance;

•	That result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2.

•

That result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling agent returns the applicable portion of any commission paid by the Distributor;

•	Shares initially purchased by an employee benefit plan; or

•	In the Funds’ discretion, shares issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the BMO Fund is a party.

Letter Of Intent (Class A Shares Only)

A shareholder may sign a letter of intent committing to purchase a certain amount of the same Class A shares within a 13-month period in order to combine such purchases in calculating the applicable sales charge. The Funds’ custodian will hold shares in escrow equal to the maximum applicable sales charge. If the shareholder completes the commitment, the escrowed shares will be released to his/her account. If the commitment is not completed within 13 months, the custodian will redeem an appropriate number of escrowed shares to pay for the applicable sales charge.

While this letter of intent will not obligate the shareholder to purchase the Class A shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A shares of any Fund, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.

Rights of Accumulation

The sales charge you pay to purchase Class A shares of a Fund may be reduced or eliminated by:

•	combining concurrent purchases of Class A shares by you, your spouse, and your children under age 21;

•	combining concurrent purchases of Class A shares of two or more BMO Funds;

•	accumulating purchases (in calculating the sales charge on an additional purchase, you may count the current NAV of previous Class A share purchases still invested in a BMO Fund);

•	signing a letter of intent to purchase a specific dollar amount of Class A shares within 13 months (call your investment representative for an application and more information); or

•	accumulating purchases of shares of other BMO Funds with subsequent purchases of the BMO Funds’ Class A shares that do not otherwise qualify for the Funds’ reduced sales charges.

If your investment qualifies for a reduced sales charge due to accumulation of purchases, including due to accumulation of investments in other mutual funds held at BMO Financial Corp., you or your investment representative must notify BMO Funds at the time of purchase of the existence of other accounts and/or holdings eligible to be aggregated to reduce or eliminate the sales charge. Additional information concerning sales load breakpoints is available in the SAI. Sales load and breakpoint discount information is also available, free of charge and in a clear and prominent format, on the Funds’ website at www.bmofunds.com.

How Do I Purchase Shares? You may purchase shares through a broker/dealer, investment professional or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. Consult your Authorized Dealer or service provider for more information, including applicable fees. You also may purchase shares

HOW TO BUY SHARES	113

How to Buy Shares (cont.)

directly from the Funds by the methods described below under the “Fund Purchase Easy Reference Table” and sending your payment to the Funds by check or wire. Clients of BMO Harris Bank N.A. may purchase shares by contacting their account officer. In connection with opening an account, you will be requested to provide information that will be used by the Funds to verify your identity, as described in more detail under “Important Information About Procedures for Opening a New Account” below.

The minimum investment for each class of shares is listed in the table below. An account may be opened with a smaller amount as long as the minimum investment is reached within 90 days. In certain circumstances, the minimum investments listed in the table may be waived or lowered at the Funds’ discretion. You may meet the minimum investment amount for Class I shares by aggregating multiple accounts with common ownership or discretionary control within a Fund, including accounts held at Authorized Dealers. If approved in advance by Fund management, clients of a financial adviser or institutional consultant may qualify to purchase Class I shares if the aggregate amount invested by the adviser or consultant in a Fund meets the minimum investment amount. Different minimums may apply to accounts opened through third parties. Call your Authorized Dealer for any additional limitations.

The minimum investment for Class I shares does not apply to current employees of BMO Financial Corp. and its affiliates, the spouse or domestic partner or children of a current employee of BMO Financial Corp. or its affiliates, or to the directors of the BMO Funds, provided such persons purchase shares directly from the BMO Funds. Persons investing in Class I shares in this manner are not eligible to participate in the Systematic Investment Program or Checkwriting described in the tables below.

If you purchase shares of a Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Fund’s Prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

Once you have opened an account, you may purchase additional Fund shares by contacting BMO Funds U.S. Services at 1-800-236-FUND (3863) if you have pre-authorized the telephone purchase privilege.

Each Fund reserves the right to reject any purchase request. It is the responsibility of BMO Funds U.S. Services, any Authorized Dealer, or other service provider that has entered into an agreement with a Fund, its distributor, or its administrative or shareholder services agent to promptly submit purchase orders to the Fund.

You are not the owner of Fund shares (and therefore will not receive distributions) until payment for the shares is received in “good funds.” Wires are generally “good funds” on the day received and checks are “good funds” when deposited with the Funds’ custodian, normally the next business day after receipt. Checks sent to the BMO Funds to purchase shares must be made payable to the “BMO Funds.”

Purchase of Class R Shares. Class R shares are generally available only to retirement plans established under Code sections 401(a) (including 401(k) plans), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of BMO Harris Bank N.A. Class R shares are generally available only to fee-based programs or through retirement plan intermediaries. Class R6 shares may be available to institutional investors. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, and SIMPLE IRAs.

Important Information About Procedures for Opening a New Account. The Funds are required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including mutual funds, to obtain, verify, and record information that identifies each person who opens an account. Consequently, when you open an account, the Funds must obtain certain personal information, including

114	HOW TO BUY SHARES

How to Buy Shares (cont.)

your full name, address, date of birth, social security number, and other information that will allow the Funds to identify you. The Funds also may ask for other identifying documents or information. If you do not provide this information, the Funds may be unable to open an account for you and your purchase order will not be in proper form. In the event the Funds are unable to verify your identity from the information provided, the Funds may, without prior notice to you, close your account within five business days and redeem your shares at the NAV next determined after the account is closed. Any delay in processing your order due to your failure to provide all required information will affect the purchase price you receive for your shares. The Funds are not liable for fluctuations in value experienced as a result of such delays in processing. If at any time the Funds detect suspicious behavior or if certain account information matches government lists of suspicious persons, the Funds may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report or may take other appropriate action.

Fund Purchase Easy Reference Table

Minimum Investments
Class Y • To open an account–$1,000

• To add to an account (including through a Systematic Investment Program)–$50
Class I • To open an account–$2,000,000 (EQUITY, INTERNATIONAL and GLOBAL, and FIXED INCOME FUNDS) or $10,000,000 (MONEY MARKET FUNDS)
Class A • To open an account–$1,000

• To add to an account (including through a Systematic Investment Program)–$50
Class R3 • To open an account-Contact BMO Funds U.S. Services
Class R6 • To open an account-Contact BMO Funds U.S. Services

HOW TO BUY SHARES	115

Fund Purchase Easy Reference Table (cont.)

Phone 1-800-236-FUND (3863)
• Contact BMO Funds U.S. Services.

• Complete an application for a new account.

•  Once you have opened an account and if you authorized telephone privileges on your account application or by subsequently completing an authorization form, you may purchase additional shares or exchange shares from another BMO Fund having an identical shareholder registration.

Mail
• To open an account, send your completed account application and check payable to “BMO Funds” to the following address:

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

• To add to your existing Fund account, send in your check, payable to “BMO Funds,” to the same address. Indicate your Fund account number on the check.

Wire
• Notify BMO Funds U.S. Services and request wire instructions at 1-800-236-FUND (3863).

• Mail a completed account application to the Fund at the address above under “Mail.”

• Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Fund and the Federal Reserve wire system are open for business.

Systematic Investment Program

•  You can have money automatically withdrawn from your checking account ($50 minimum) on predetermined dates and invest it in a Fund at the next Fund share price determined after BMO Funds U.S. Services receives the order.

• Call BMO Funds U.S. Services at 1-800-236-FUND (3863) to apply for this program.

BMO Funds Website
• You may purchase Fund shares at www.bmofunds.com.

116	HOW TO BUY SHARES

Fund Purchase Easy Reference Table (cont.)

Additional Information About Checks and Automated Clearing House (ACH) Transactions Used to Purchase Shares
• If your check or ACH purchase does not clear, your purchase will be canceled and you will be charged a $15 fee and held liable for any losses incurred by the Fund.

• If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.

• All checks should be made payable to “BMO Funds.”

• The maximum ACH purchase amount is $50,000.

Employer-Sponsored Retirement Plans
• Eligible retirement plans may open an account and purchase Class R shares by contacting an Authorized Dealer. Additional shares may be purchased through the plan’s administrator or recordkeeper.

HOW TO BUY SHARES	117

How to Redeem and Exchange Shares

How Do I Redeem Shares? You may redeem your Fund shares by several methods, described below under the “Fund Redemption Easy Reference Table.” You should note that redemptions will be made only on days when a Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

Clients of BMO Harris Bank should contact their account officer to make redemption requests. Telephone or written requests for redemptions must be received in proper form, as described below, and can be made through BMO Funds U.S. Services or any Authorized Dealer. It is the responsibility of BMO Funds U.S. Services, any Authorized Dealer or other service provider to promptly submit redemption requests to a Fund.

Redemption requests for the Funds (other than the MONEY MARKET FUNDS) must be received in proper form by the close of trading on the NYSE, generally 3:00 p.m. (Central Time), for shares to be redeemed at that day’s NAV. Redemption requests for the TAX-FREE MONEY MARKET FUND must be accepted by 11:00 a.m. (Central Time) for shares to be redeemed at that day’s NAV. Redemption requests for the GOVERNMENT MONEY MARKET FUND and PRIME MONEY MARKET FUND must be accepted by 4:00 p.m. (Central Time) for shares to be redeemed at that day’s NAV. For redemption requests for the GOVERNMENT MONEY MARKET FUND and PRIME MONEY MARKET FUND that are received after 3:00 p.m. but before 4:00 p.m. (Central Time), BMO Funds U.S. Services will use its best efforts to accept and process such redemption requests that day; however, no guarantee exists that BMO Funds U.S. Services will be able to do so. Different cut-off times for redemption requests through an Authorized Dealer may be imposed. Please contact your Authorized Dealer for more information.

All redemption requests received in proper form by the time a Fund’s NAV is calculated will receive that day’s NAV, regardless of when the request is processed. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.

Will I Be Charged a Fee for Redemptions? A contingent deferred sales charge (CDSC) of 1.00% or 0.55%, as applicable, applies to Class A shares of the Funds redeemed up to 18 months after purchases of $1,000,000 or more. The CDSC is based on the current value of the shares being redeemed. You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than BMO Funds U.S. Services or BMO Harris Bank), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees. You will be charged a 2.00% short-term redemption fee (INTERNATIONAL AND GLOBAL FUNDS only) on shares that have been held for less than 30 days when redeemed (other than shares acquired through reinvestments of net capital gain or net investment income distributions), determined on a first-in, first-out basis. See “Additional Conditions for Redemptions—Frequent Traders” below.

Fund Redemption Easy Reference Table

Certain redemption requests may require a signature guarantee. See “Signature Guarantee” below for details.

Phone 1-800-236-FUND (3863)
• Contact BMO Funds U.S. Services.

•  If you have authorized the telephone redemption privilege in your account application or by a subsequent authorization form, you may redeem shares by telephone. If you are a customer of an Authorized Dealer, you must contact your account representative.

• Not available to retirement accounts, for which redemptions must be done in writing.

118	HOW TO REDEEM AND EXCHANGE SHARES

Fund Redemption Easy Reference Table (cont.)

Mail
• Send in your written request to the following address, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem to:

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

• For additional assistance, call BMO Funds U.S. Services at 1-800-236-FUND (3863).

Wire/Electronic Transfer

•  Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your account application or by subsequent form.

• Wires of redemption proceeds will only be made on days on which the Funds and the Federal Reserve wire system are open for business.

• Wire-transferred redemptions may be subject to an additional fee imposed by the bank receiving the wire.

Systematic Withdrawal Program

•  If you have a Fund account balance of at least $10,000, you can have predetermined amounts of at least $100 automatically redeemed from your Fund account on predetermined dates on a monthly or quarterly basis.

• Contact BMO Funds U.S. Services to apply for this program.

BMO Funds Website
• You may redeem Fund shares at www.bmofunds.com.

Employer-Sponsored Retirement Plans
• Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

HOW TO REDEEM AND EXCHANGE SHARES	119

Fund Redemption Easy Reference Table (cont.)

Checkwriting (Money Market Funds (Class Y) Only)

•  You can redeem shares of any MONEY MARKET FUND by writing a check in an amount of at least $250. You must have completed the checkwriting section of your account application and the attached signature card, or have completed a subsequent application form. The Fund will then provide you with the checks.

• Your check is treated as a redemption order for Fund shares equal to the amount of the check.

• A check for an amount in excess of your available Fund account balance will be returned marked “insufficient funds.”

• Checks cannot be used to close your Fund account balance.

• Checks deposited or cashed through foreign banks or financial institutions may be subject to local bank charges.

120	HOW TO REDEEM AND EXCHANGE SHARES

Additional Conditions for Redemption

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

•	when you want a redemption to be sent to an address other than the one you have on record with a Fund;

•	when you want the redemption payable to someone other than the shareholder of record; or

•	when your redemption is to be sent to an address of record that was changed within the last 30 days.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after accepting a request in proper form. However, delivery of payment may be delayed up to seven days:

•	to allow your purchase payment to clear;

•	during periods of market volatility; or

•	when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund. If those checks are undeliverable and returned to a Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.

Corporate Resolutions. Corporations, trusts, and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organizations.

Redemption in Kind. The Funds have reserved the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities. This means that the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1.00% of a Fund’s net assets represented by such share class during any 90-day period. Generally, any share redemption payment greater than this amount will be paid in cash unless the Adviser determines that payment should be in kind. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

Exchange Privilege. You may exchange shares of a Fund for shares of the same class of any of the other BMO Funds free of charge (and with respect to Class A shares, if you have previously paid a sales charge), provided you meet the investment minimum of the Fund and you reside in a jurisdiction where Fund shares may be lawfully offered for sale. An exchange of shares of the INTERNATIONAL AND GLOBAL FUNDS, if less than 30 days after purchase, may be subject to a 2.00% short-term redemption fee. See “Will I Be Charged a Fee for Redemptions?” An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction for federal income tax purposes.

Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

Exchanges by Telephone. If you have completed the telephone authorization section on your account application or an authorization form obtained through BMO Funds U.S. Services, you may telephone instructions to BMO Funds U.S. Services to exchange between Fund accounts that have identical shareholder registrations. Customers of broker/dealers, financial institutions, or service providers should contact their account representatives. Telephone exchange instructions must be received by the Funds (other than the TAX-FREE MONEY MARKET FUND) before the close of trading on the NYSE, generally 3:00 p.m. (Central Time), for shares to be exchanged at the NAV calculated that day and to receive a dividend of the Fund into which you exchange, if applicable. Telephone exchange instructions must be received before 11:00 a.m. (Central Time) with respect to the TAX-FREE MONEY MARKET FUND for shares to be exchanged at that day’s NAV and to receive a dividend of the Fund into which you exchange, if applicable.

The Funds will record your telephone instructions. The Funds will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.

Frequent Traders. The Funds’ management or the Adviser may determine from the amount, frequency, and pattern of exchanges or redemptions that a shareholder is engaged in

ADDITIONAL CONDITIONS FOR REDEMPTION	121

Additional Conditions for Redemption (cont.)

excessive trading that is detrimental to a Fund or its other shareholders. Such short-term or excessive trading into and out of a Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative, and other expenses, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders.

The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the Market Timing Policy). Pursuant to the Market Timing Policy, a Fund may decline to accept an application or may reject a purchase request, including an exchange, from an investor who, in the sole judgment of the Adviser, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Funds, the Adviser, and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares. The Market Timing Policy does not apply to the MONEY MARKET FUNDS, which are typically used for cash management purposes and invest in highly liquid securities. However, the Adviser seeks to prevent the use of the MONEY MARKET FUNDS to facilitate frequent trading in other BMO Funds in violation of the Market Timing Policy.

Each Fund monitors and enforces the Market Timing Policy through:

•	the termination of a shareholder’s purchase and/or exchange privileges;

•	selective monitoring of trade activity; and

•

the imposition of a 2.00% short-term redemption fee for redemptions or exchanges of shares of the INTERNATIONAL AND GLOBAL FUNDS, within 30 days after purchase of such shares, determined on a first-in, first-out basis.

The redemption fee is deducted from redemption proceeds and is paid directly to the applicable Fund.

A redemption of shares acquired as a result of reinvesting distributions is not subject to the redemption fee. The redemption fee may not apply to shares redeemed in the case of death, through an automatic, nondiscretionary rebalancing or asset allocation program, trade error correction, and involuntary redemptions imposed by the Fund or a financial intermediary. In addition, the redemption fee will not apply to certain transactions in retirement accounts (e.g., IRA accounts and qualified employee benefit plans), disability or hardship, forfeitures, required minimum distributions, systematic withdrawals, shares purchased through a systematic purchase plan, return of excess contributions, and loans. The Funds’ officers may, in their sole discretion, authorize waivers of the short-term redemption fee in other limited circumstances that do not indicate market timing strategies. All waivers authorized by the officers are reported to the Board.

Although the Funds seek to detect and deter market timing activity, their ability to monitor trades that are placed by individual shareholders through omnibus accounts is limited because the Funds may not have direct access to the underlying shareholder account information. Omnibus accounts are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders. Due to policy, operational or system requirements and limitations, omnibus account holders, including qualified employee benefit plans, may use criteria and methods for tracking, applying, or calculating the redemption fee that may differ from those utilized by the Funds’ transfer agent. In addition, the Funds may rely on a financial intermediary’s market timing policy, even if those policies are different from the Funds’ policy, when the Funds believe that the policy is reasonably designed to prevent excessive trading practices that are detrimental to the Fund. If you purchase Fund shares through a financial intermediary, you should contact your financial intermediary for more information on how the redemption fee is applied to redemptions or exchanges of your shares.

The Funds may request that financial intermediaries furnish the Funds with trading and identifying information relating to beneficial shareholders, such as social security and account numbers, in order to review any unusual patterns of trading activity discovered in the omnibus account. The Funds also may request that the financial intermediaries take action to prevent a particular shareholder from engaging in excessive trading and to enforce the Funds’ or their market timing policies. Legal and technological limitations on the ability of financial intermediaries may exist to restrict the trading practices of their clients and they may impose restrictions or limitations that are different from the Funds’ policies. As a result, the Funds’ ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

122	ADDITIONAL CONDITIONS FOR REDEMPTION

Account and Share Information

Fund Transactions Through BMO Funds Website. If you have previously established an account with a Fund, you may purchase, redeem, or exchange shares through the BMO Funds’ website at www.bmofunds.com. You also may check your Fund account balance(s) and historical transactions through the website. You cannot, however, establish a new Fund account through the website—you may only establish a new Fund account under the methods described in the “How to Buy Shares” section.

Clients of BMO Harris Bank should contact their account officer for information on the availability of transactions on the website.

Online Conditions. Because of security concerns and costs associated with maintaining the website, purchases, redemptions, and exchanges through the website are subject to the following daily minimum and maximum transaction amounts:

	Minimum	Maximum
Purchases:	$50	$100,000
Redemptions:	By ACH: $50	By ACH: $50,000
	By wire: $1,000	By wire: $50,000
Exchanges:	$50	$100,000

Your transactions through the website are effective at the time they are accepted by a Fund and are subject to all of the conditions and procedures described in this Prospectus.

You may not change your address of record, registration, or wiring instructions through the website. The website privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

Online Risks. If you utilize the website for account histories or transactions, you should be aware that the Internet is an unsecured, unregulated, and unpredictable environment. Your ability to use the website for transactions is dependent upon the Internet and equipment, software, systems, data, and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers, and encryption system providers). While the Funds and their service providers have established certain security procedures, the Funds and their transfer agent cannot assure you that inquiries or trading activity will be completely secure. There also may be delays, malfunctions, or other inconveniences generally associated with this medium. There may be times when the website is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of a third party—should this happen, you should consider purchasing, redeeming, or exchanging shares by another method. The Funds, their transfer agent, and BMO Funds U.S. Services are not responsible for any such delays or malfunctions and are not responsible for wrongful acts by third parties as long as reasonable security procedures are followed.

Confirmations and Account Statements. You will receive confirmation of purchases, redemptions, and exchanges (except for systematic program transactions). In addition, you will receive periodic statements reporting all account activity, including systematic program transactions and distributions of net investment income and net capital gains. You may request photocopies of historical confirmations from prior years. The Funds may charge a fee for this service.

Distributions of Net Investment Income and Net Capital Gains. Distributions of net investment income, if any, of the FIXED INCOME FUNDS (except MULTI-ASSET INCOME FUND) and MONEY MARKET FUNDS are declared daily and paid monthly. The MULTI-ASSET INCOME FUND’s distributions of net investment income are calculated and paid monthly. Provided that your order is received in proper form, payment in “good funds” is received and your order is accepted by the time a Fund’s NAV is calculated, you will receive distributions declared that day. You will continue to receive distributions declared through, and including, the day you redeem your shares.

Distributions of net investment income, if any, of the EQUITY FUNDS and TCH EMERGING MARKETS BOND FUND are declared and paid quarterly. The INTERNATIONAL and GLOBAL FUNDS (except TCH EMERGING MARKETS BOND FUND) declare and pay distributions of net investment income annually. Distributions of net investment income are paid to all shareholders invested in the EQUITY FUNDS, and INTERNATIONAL and GLOBAL FUNDS on the record date,

ACCOUNT AND SHARE INFORMATION	123

Account and Share Information (cont.)

which is the date on which a shareholder must officially own shares in order to earn a distribution.

In addition, each Fund distributes its net capital gains, if any, at least annually. If capital gains or losses were realized by a Fund, they could result in an increase or decrease in such Fund’s distributions. Your distributions of net investment income and net capital gains will be automatically reinvested in additional shares of the same class of the same Fund without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in shares of the Fund and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or distributions on this amount prior to the reinvestment. Distributions of net investment income and net capital gains are treated the same for federal income tax purposes whether received in cash or in additional shares.

What are Distributions of Net Investment Income and Net Capital Gains?	If you purchase shares just before a Fund (other than a MONEY MARKET FUND) declares a distribution of net investment income or net capital gain, you will pay the full price for the shares and then receive a
A distribution of net investment income is the money paid to shareholders that a mutual fund has earned from the income on its investments after paying any Fund expenses. A net capital gain distribution is the money paid to shareholders from a mutual fund’s net profit realized from the sales of portfolio securities.

portion of the price back in the form of the distribution. Other than a distribution of tax-exempt interest received from the ULTRA SHORT TAX-FREE FUND, SHORT TAX-FREE FUND, or INTERMEDIATE TAX-FREE FUND, the distribution will generally be taxable to you for federal income tax purposes, unless you are investing through a tax deferred arrangement such as an IRA or a 401(k) plan.

Shares may be redeemed or exchanged based on either a dollar amount or number of shares. If you are redeeming or exchanging based upon a number of Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem your Class Y or Class A shares and pay you the proceeds if your account balance falls below the required minimum value of $1,000. Similarly, your Class I shares may be converted to Class Y or Class A shares if your account balance falls below the required minimum of $2,000,000. Before shares are redeemed to close an account or converted from Class I shares to Class Y or Class A shares, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Rule 12b-1 Plan. The Funds have adopted a Rule 12b-1 Plan, which allows them to pay an annual fee equal to a maximum of 0.25% of the Class A and 0.50% of the Class R3 assets to the distributor and financial intermediaries for the sale and distribution of each Fund’s Class A and Class R3 shares and for services provided to shareholders of that class. Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries, and sales personnel for distribution and shareholder services, recordkeeping, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising. Because Rule 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Multiple Classes. The BMO Funds have adopted a plan that permits each Fund to offer more than one class of shares. All shares of each Fund or class have equal voting rights and will generally be entitled to vote in the aggregate and not by Fund or class. There may be circumstances, however, when only shareholders of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which may affect their performance.

124	ACCOUNT AND SHARE INFORMATION

Account and Share Information (cont.)

Tax Information

Federal Income Tax. Each Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code, provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets, and the timing and amount of its distributions. There can be no assurance that a Fund will satisfy all requirements to be taxed as a RIC.

The Funds will send you an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. You will be taxed in the same manner regardless of whether you elect to receive distributions of investment company taxable income and net capital gains in cash or in additional Fund shares. Distributions from a Fund’s investment company taxable income (which includes but is not limited to dividends, interest, net short-term capital gains, and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income (for non-corporate shareholders, currently taxed at a maximum rate of 39.6%). For non-corporate shareholders, to the extent that distributions of investment company taxable income are attributable to and reported as “qualified dividend income,” such distributions may be eligible for the reduced federal income tax rates applicable to long-term capital gains, provided certain holding periods and other requirements are satisfied by the shareholder. Distributions of a Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are generally taxable as long term capital gains (for non-corporate shareholders, currently taxed at a maximum rate of 20%), regardless of how long such shareholder has held shares of such Fund. Fund distributions from the LOW VOLATILITY EQUITY FUND, DIVIDEND INCOME FUND, LARGE-CAP VALUE FUND, LARGE-CAP GROWTH FUND, MID-CAP VALUE FUND, SMALL-CAP VALUE FUND, SMALL-CAP CORE FUND, GLOBAL LOW VOLATILITY EQUITY FUND, PYRFORD GLOBAL EQUITY FUND, and MULTI-ASSET INCOME FUND are expected to consist of both investment company taxable income and net capital gains. Fund distributions from the MID-CAP GROWTH FUND, SMALL-CAP GROWTH FUND, PYRFORD INTERNATIONAL STOCK FUND, and LGM EMERGING MARKETS EQUITY FUND are expected to primarily consist of net capital gains and fund distributions of the TCH EMERGING MARKETS BOND FUND, ULTRA SHORT TAX-FREE FUND, SHORT TAX-FREE FUND, SHORT-TERM INCOME FUND, INTERMEDIATE TAX-FREE FUND, MORTGAGE INCOME FUND, TCH INTERMEDIATE INCOME FUND, TCH CORPORATE INCOME FUND, TCH CORE PLUS BOND FUND, MONEGY HIGH YIELD BOND FUND, and MONEY MARKET FUNDS are expected to primarily consist of investment company taxable income.

It is anticipated that the distributions from the ULTRA SHORT TAX-FREE FUND, SHORT TAX-FREE FUND, INTERMEDIATE TAX-FREE FUND, and TAX-FREE MONEY MARKET FUND will primarily consist of interest income that is generally exempt from regular federal income tax, although a portion of a Fund’s distributions may not be exempt. Even if distributions are exempt from federal income tax, they may be subject to state and local taxes. Each such Fund may invest up to 20% of its assets in securities the income of which is subject to federal AMT. You may owe tax on a portion of your distributions if federal AMT applies to you. You may be subject to federal income tax on any net capital gains distributed or deemed to be distributed by these Funds.

Certain individuals, trusts, and estates may be subject to a Medicare tax of 3.8% (in addition to regular income tax). The Medicare tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). The Funds’ distributions (other than tax -exempt distributions made by the ULTRA SHORT TAX FREE FUND, SHORT TAX FREE FUND, INTERMEDIATE TAX FREE FUND, and TAX-FREE MONEY MARKET FUND) are includable in a shareholder’s investment income for purposes of this Medicare tax. In addition, any capital gain realized on the sale, redemption, or exchange of Fund shares is includable in a shareholder’s investment income for purposes of this Medicare tax.

Distributions declared by a Fund during October, November or December to shareholders of record during such month

ACCOUNT AND SHARE INFORMATION	125

Account and Share Information (cont.)

and paid by January 31 of the following year are treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may be eligible to elect to “pass through” to you foreign taxes that it pays. If a Fund is eligible for and makes this election, you will be required to include your share of those taxes in gross income as a distribution from the Fund. You will then be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal income tax return, subject to certain limitations. Tax-exempt holders of Fund shares, such as qualified retirement plans, will not generally benefit from such deduction or credit.

Your sale, redemption, or exchange of Fund shares may result in a taxable capital gain or loss to you for federal income tax purposes, depending on whether the redemption proceeds (including in-kind proceeds) are more or less than your basis in the sold, redeemed or exchanged shares. The gain or loss will generally be treated as long-term capital gain or loss if the shares were held for more than one year, and if held for one year or less, as short-term capital gain or loss. Any loss arising from the sale, redemption, or exchange of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gains received or deemed to be received with respect to such shares. Any loss realized upon the sale, exchange or redemption of shares of the ULTRA SHORT TAX FREE FUND, SHORT TAX FREE FUND, INTERMEDIATE TAX FREE FUND, or TAX-FREE MONEY MARKET FUND that were held for six months or less will be disallowed to the extent of any tax -exempt distributions received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales, or similar transactions is not counted. If you purchase Fund shares (through reinvestment of distributions or otherwise) within thirty days before or after selling, redeeming, or exchanging other shares of the same Fund at a loss, all or part of your loss will not be deductible and will instead increase the basis of the new shares to preserve the loss until a future sale, redemption, or exchange.

If you do not furnish a Fund with your correct social security number or taxpayer identification number, if you fail to make certain required certifications, and/or if the Fund receives notification from the Internal Revenue Service (“IRS”) requiring backup withholding, the Fund is required by federal law to withhold federal income tax from your distributions (including distributions of tax-exempt interest) and redemption proceeds, at the rate set forth in the Code. Backup withholding is not an additional tax. Any amounts withheld may be credited against your federal income tax liability, provided the appropriate information is furnished to the IRS.

This section is not intended to be a full discussion of the federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign, or local tax considerations applicable to a particular investor. Please consult your own tax advisor regarding federal, state, foreign, and local tax considerations.

Cost Basis Reporting

The Funds are required to report to certain shareholders and the IRS the cost basis of any Fund shares acquired on or after January 1, 2012 when such shareholders subsequently sell, redeem, or exchange those Fund shares. Each Fund will determine cost basis using the average cost method unless you elect in writing (and not over the telephone) any alternate IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (SAI).

126	ACCOUNT AND SHARE INFORMATION

BMO Funds Information

Management of the BMO Funds. The Board governs the Funds. The Board oversees the Adviser. The Adviser manages each Fund’s assets, including buying and selling the underlying funds and any portfolio securities for the Funds (except the PYRFORD GLOBAL EQUITY FUND, PYRFORD INTERNATIONAL STOCK FUND, LGM EMERGING MARKETS EQUITY FUND, TCH CORPORATE INCOME FUND, TCH CORE PLUS BOND FUND, MONEGY HIGH YIELD BOND FUND, and TCH EMERGING MARKETS BOND FUND). The Adviser’s address is 115 S. LaSalle Street, Chicago, Illinois 60603.

The Adviser has entered into a sub-advisory contract with TCH, pursuant to which TCH manages the TCH INTERMEDIATE INCOME, TCH CORPORATE INCOME FUND, TCH CORE PLUS BOND FUND, and TCH EMERGING MARKETS BOND FUND.

The Adviser has entered into a sub-advisory contract with Monegy, pursuant to which Monegy manages the MONEGY HIGH YIELD BOND FUND’s portfolio, subject to oversight by the Adviser.

The Adviser has entered into a sub-advisory contract with Pyrford, pursuant to which Pyrford manages the portfolios of the PYRFORD GLOBAL EQUITY FUND and the PYRFORD INTERNATIONAL STOCK FUND, subject to oversight by the Adviser.

The Adviser has entered into a sub-advisory contract with LGM Investments, pursuant to which LGM Investments manages the LGM EMERGING MARKETS EQUITY FUND, subject to oversight by the Adviser.

Adviser’s Background. The Adviser is a registered investment adviser and a wholly-owned subsidiary of BMO Financial Corp., a financial services company headquartered in Chicago, Illinois, and an indirect wholly-owned subsidiary of the Bank of Montreal (BMO), a Canadian bank holding company. As of August 31, 2014, the Adviser had approximately $34.1 billion in assets under management, of which approximately $12.9 billion was in the BMO Funds’ assets.

The Adviser, including its predecessor entities, has managed investments for individuals and institutions since 1973. The Adviser has managed the BMO Funds since 1992.

Sub-Advisers’ Background. TCH is a registered investment adviser that provides investment management services to investment companies, pension and profit sharing plans, state or municipal government entities, corporations, charitable organizations, and individuals. TCH is a majority-owned subsidiary of the Adviser. As of August 31, 2014, TCH had approximately $10.3 billion in assets under management. TCH’s address is 1001 Brickell Bay Drive, Suite 2100, Miami, Florida 33131.

Monegy is a registered investment adviser that provides investment management services to institutional investors in the United States, Canada, and Australia. Monegy is owned by the Adviser. As of August 31, 2014, Monegy had approximately $2.5 billion in assets under management. Monegy’s address is 302 Bay Street, 12th Floor, Toronto, ON, Canada M5X 1A1.

Pyrford is a registered investment adviser that is a wholly-owned subsidiary of the Bank of Montreal Capital Markets (Holdings) Ltd, a BMO Financial Group company. As part of BMO’s private client group, Pyrford provides wealth management services to clients in North America, the Middle East, UK, and Europe. As of August 31, 2014, Pyrford had approximately $13.3 billion in assets under management. Pyrford’s address is 79 Grosvenor Street, London, U.K.

LGM Investments is a registered investment adviser founded in 1995 that specializes in Asia Pacific, global emerging market, and frontier equities and provides investment management services to pension funds, foundations, government organizations, mutual funds, high net worth individuals, hedge funds, and other funds sponsored by subsidiaries of LGM Investments’ parent company, LGM (Bermuda) Limited (formerly, Lloyd George Management (Bermuda) Limited) (together with its subsidiaries, “LGM”). LGM Investments is a wholly-owned subsidiary of LGM and an indirect wholly-owned subsidiary of BMO. LGM Investments was named Lloyd George Management (Europe) Limited until May 27, 2014. As of August 31, 2014, LGM Investments had approximately $2.9 billion in assets under management. LGM Investments’ address is 95 Wigmore Street, London, United Kingdom.

BMO FUNDS INFORMATION	127

BMO Funds Information (cont.)

BMO is the ultimate parent company of the Adviser, TCH, Monegy, Pyrford, and LGM Investments. Accordingly, the Adviser, TCH, Monegy, Pyrford, and LGM Investments are affiliates.

All fees of the sub-advisers are paid by the Adviser.

BMO Funds, Inc. and the Adviser have submitted an application with the SEC for an exemptive order with respect to each Fund that, if approved, would permit the Adviser, subject to certain conditions, to terminate existing sub-advisers or hire new wholly-owned or non-affiliated sub-advisers for a Fund and to materially amend the terms of the particular agreements with sub-advisers, or ton continue the employment of existing sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. This arrangement has been approved by the Board. Subject to shareholder approval of the exemptive order, under the exemptive order, the Adviser would have the right to terminate, hire, and replace sub-advisers when the Board and the Adviser feel that a change would benefit a Fund. Within 90 days of obtaining a new sub-adviser, shareholders of a Fund would receive notification of the change, and the Corporation will make available and maintain the notification on its website for 90 days thereafter. The exemptive order would also exempt the Funds from certain requirements to disclose the compensation paid by the Adviser to a sub-adviser. The manager of managers structure would enable to the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The structure would not permit advisory fees paid by the Funds to be increased or change the Adviser’s obligations under the investment advisory agreement. The Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee the sub-advisers and recommend their hiring, termination, and replacement.

Portfolio Managers. David A. Corris, Jason C. Hans, and Ernesto Ramos, Ph.D., co-manage the LOW VOLATILITY EQUITY FUND, LARGE-CAP VALUE FUND, and LARGE-CAP GROWTH FUND. All members of the team share investment decision making responsibilities with respect to each Fund. Mr. Corris, a Director and a Portfolio Manager of the Adviser,

joined the Adviser in 2008. Prior to 2008, Mr. Corris was a quantitative equity portfolio manager/researcher at Northern Trust Global Investments with responsibility for their global active strategies. He is a CFA Charterholder. Mr. Hans, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 2008. Prior to 2008, Mr. Hans was a Managing Director and Head of Research for Quantitative Services Group, an independent quantitative research and model construction firm. He is a CFA Charterholder. Dr. Ramos, Head of Equities, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 2005. Mr. Corris has co-managed each Fund since April 2013. Mr. Hans and Dr. Ramos have co-managed the LOW VOLATILITY EQUITY FUND since its inception in September 2012 and the LARGE-CAP VALUE FUND and LARGE-CAP GROWTH FUND since February 2012.

Kenneth Conrad, Ph.D., and Casey J. Sambs have co- managed the DIVIDEND INCOME FUND since April 2013. Both members of the team share investment decision making responsibilities with respect to the Fund. Dr. Conrad, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2008. Prior to 2008, Dr. Conrad was a quantitative analyst for MEMBERS Capital Advisors. He is a CFA Charterholder. Mr. Sambs, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2001. He is a CFA Charterholder.

Gregory S. Dirkse, Matthew B. Fahey, and Brian J. Janowski co-manage the MID-CAP VALUE FUND and SMALL-CAP VALUE FUND. All members of the team share investment decision making responsibilities with respect to each Fund. Mr. Dirkse, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 1999. He is a CFA Charterholder. Mr. Fahey, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 1984. He is a CFA Charterholder. Mr. Janowski, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 2008. Prior to joining the Adviser, Mr. Janowski was with American Family Insurance since 2002, where he was a Portfolio Manager and Equity Analyst. He is a CFA Charterholder. Mr. Dirkse and Mr. Janowski have co-managed the MID-CAP VALUE FUND since March 2011. Mr. Fahey has managed or co-managed the MID-CAP VALUE FUND since June 1997. Mr. Dirkse, Mr. Fahey, and Mr. Janowski have co-managed the SMALL-CAP VALUE FUND since its inception in February 2011.

128	BMO FUNDS INFORMATION

BMO Funds Information (cont.)

Patrick M. Gundlach and Kenneth S. Salmon co-manage the MID-CAP GROWTH FUND and SMALL-CAP GROWTH FUND. Both members of the team share investment decision making responsibilities with respect to each Fund. Mr. Gundlach, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has co-managed the Funds since July 2007. He is a CFA Charterholder. Mr. Salmon, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2000. He has co-managed the MID-CAP GROWTH FUND since December 2004 and has managed or co-managed the SMALL-CAP GROWTH FUND since April 2004.

David A. Corris and Thomas Lettenberger co-manage the SMALL-CAP CORE FUND. Both members of the team share investment decision making responsibilities with respect to the Fund. The biographical information for Mr. Corris is described above. Mr. Corris has co-managed the Fund since its inception in 2013. Mr. Lettenberger, a Portfolio Manager of the Adviser, joined the Adviser in 2005 and has co-managed the Fund since its inception in 2013. He is a CFA Charterholder.

David A. Corris, Jay Kaufman, and Ernesto Ramos, Ph.D., co-manage the GLOBAL LOW VOLATILITY EQUITY FUND. All members of the team share investment decision making responsibilities with respect to the Fund. The biographical information for Mr. Corris and Dr. Ramos is described above. Mr. Corris and Dr. Ramos have co-managed the Fund since its inception in 2013. Mr. Kaufman, a Portfolio Manager of the Adviser, joined the Adviser in 2010. Prior to joining the Adviser, Mr. Kaufman was a Quantitative Investment Analyst with the Strategic Investment Group from 2006 to 2008.

Pyrford has managed the PYRFORD GLOBAL EQUITY FUND since its inception in 2013 and the PYRFORD INTERNATIONAL STOCK FUND since its inception in December 2011. Suhail Arain, Tony Cousins, Daniel McDonagh, and Paul Simons have co-managed the PYRFORD GLOBAL EQUITY FUND since its inception in 2013. All members of the team share investment decision making responsibilities with respect to the Fund. Mr. Arain, Head of Portfolio Management, Americas, joined Pyrford in 2008. Prior to joining Pyrford, Mr. Arain was a global equities portfolio manager and research analyst with Scottish Windows from 2004 to 2008. Mr. Cousins, Chief Executive

Officer, Chief Investment Officer, and a member of the Investment Strategy Committee, joined Pyrford in 1989. Mr. McDonagh, Head of Portfolio Management, Europe & UK and a member of the Investment Strategy Committee, joined Pyrford in 1997. Mr. Simons, Head of Portfolio Management, Asia-Pacific and a member of the Investment Strategy Committee, joined Pyrford in 1996. Mr. Cousins, Mr. McDonagh, and Mr. Simons have co-managed the PYRFORD INTERNATIONAL STOCK FUND since its inception. All members of the team share investment decision making responsibilities with respect to the Fund.

LGM Investments and its affiliate LGM(HK) have managed the LGM EMERGING MARKETS EQUITY FUND since December 2011. Irina Hunter and Rasmus Nemmoe co-manage the Fund. Ms. Hunter, a Senior Portfolio Manager at LGM Investments, joined LGM in 2007 and has co-managed the Fund since December 2011. Mr. Nemmoe, a Senior Portfolio Manager at LGM Investments, joined LGM in 2012 and has co-managed the Fund since December 2012. Previously, Mr. Nemmoe was a portfolio manager with BankInvest in Copenhagen from 2006 to 2012.

John D. Boritzke and Craig J. Mauermann co-manage the ULTRA SHORT TAX-FREE FUND, SHORT TAX-FREE FUND, and INTERMEDIATE TAX-FREE FUND. Both members of the team share investment decision making responsibilities with respect to the Funds. Mr. Boritzke, Head of Tax-Exempt Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1983. He has co-managed the ULTRA SHORT TAX-FREE FUND and SHORT TAX-FREE FUND since May 2015 and managed or co-managed the INTERMEDIATE TAX-FREE FUND since its inception in 1994. He is a CFA Charterholder. Mr. Mauermann, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 2004. He has co-managed the ULTRA SHORT TAX-FREE FUND since its inception in 2009 and the SHORT TAX-FREE FUND and INTERMEDIATE TAX-FREE FUND since May 2015.

Peter J. Arts and Boyd R. Eager co-manage the SHORT-TERM INCOME FUND. Both members of the team share investment decision making responsibilities with respect to the Fund. Mr. Arts, Head of Taxable Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in

BMO FUNDS INFORMATION	129

BMO Funds Information (cont.)

1994 and has co-managed the Fund since February 2012. Mr. Eager, a Director and a Senior Portfolio Manager of the Adviser, joined the Adviser in 1996 and has co-managed the Fund since February 2012.

William J. Canida, Scott M. Kimball, and Daniela Mardarovici have co-managed the TCH INTERMEDIATE INCOME FUND since July 2013. All members of the team share investment decision making responsibilities with respect to the Fund. Mr. Canida is a Managing Director and a Portfolio Manager of the Adviser and a Vice President and a Principal of the Adviser’s affiliate, TCH. He joined TCH in 1985. Mr. Canida is a CFA Charterholder. Mr. Kimball is a Director and a Portfolio Manager of the Adviser and a Portfolio Manager of TCH. He joined TCH in 2007. Mr. Kimball is a CFA Charterholder. Ms. Mardarovici is a Director and a Portfolio Manager of the Adviser and a Portfolio Manager of TCH. She joined TCH in 2012 and the Adviser in 2005. Ms. Mardarovici is a CFA Charterholder.

Scott M. Kimball and Daniela Mardarovici co-manage the MORTGAGE INCOME FUND. Both members of the team share investment decision making responsibilities with respect to the Fund. The biographical information for Mr. Kimball is described above. He has co-managed the Fund since August 2013. The biographical information for Ms. Mardarovici is above. She has co-managed the Fund since August 2013.

TCH has managed the TCH EMERGING MARKETS BOND FUND since its inception in 2013 and the TCH CORPORATE INCOME FUND and the TCH CORE PLUS BOND FUND since each Fund’s inception in December 2008. TCH also manages the TCH EMERGING MARKETS BOND FUND. Tere Alvarez Canida, William J. Canida, Alan M. Habacht, Scott M. Kimball, and Daniela Mardarovici co-manage the Funds. All members of the team share investment decision making responsibilities with respect to the Funds. Ms. Alvarez Canida is President and Managing Principal of TCH and joined TCH in 1985. Ms. Alvarez Canida is a CFA Charterholder. The biographical information for Mr. Canida is above. Mr. Habacht is a Vice President and Principal of TCH and joined TCH in 1987. The biographical information for Mr. Kimball and Ms. Mardarovici is described above.

Monegy has managed the MONEGY HIGH YIELD BOND FUND since its inception in December 2011. Lori J. Marchildon and Sadhana Valia co-manage the Fund. Both members of the team share investment decision making responsibilities with respect to the Fund. Ms. Marchildon, a Portfolio Manager, a member of Monegy’s Investment Policy Committee, and an officer of Monegy, joined Monegy in 2001. Ms. Marchildon is a CFA Charterholder. Ms. Valia, President, a Director, Chairwoman of the Investment Policy Committee, Senior Portfolio Manager, and Head of the High Yield Team at Monegy, joined Monegy in 1998. Ms. Valia is a CFA Charterholder.

Brent Schutte and Jeff Weniger have co-managed the MULTI-ASSET INCOME FUND since its inception in 2013. Both members of the team share investment decision making responsibilities with respect to the Funds. Mr. Schutte, Senior Portfolio Manager of the Adviser, has 30 years’ experience in the investment industry and joined the Adviser in 2012. He is a CFA Charterholder. Mr. Weniger, Portfolio Manager of the Adviser, joined the Adviser in 2012. He is a CFA Charterholder. Previously, Mr. Schutte and Mr. Weniger were portfolio managers with the Adviser’s affiliate, BMO Harris Bank N.A.

Peter J. Arts and Boyd R. Eager have co-managed the GOVERNMENT MONEY MARKET FUND and the PRIME MONEY MARKET FUND since February 2012. Both members of the team share investment decision making responsibilities with respect to the Fund. The biographical information for Mr. Arts and Mr. Eager is described above.

Peter J. Arts, Boyd R. Eager, and Craig J. Mauermann co-manage the TAX-FREE MONEY MARKET FUND. All members of the team share investment decision making responsibilities with respect to the Fund. Mr. Arts, Head of Taxable Fixed Income, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 1994 and has co-managed the Fund since May 2015. Mr. Eager, a Director and a Senior Portfolio Manager of the Adviser, joined the Adviser in 1996 and has co-managed the Fund since May 2015. Craig J. Mauermann has managed or co-managed the Fund since its inception in September 2004. Mr. Mauermann’s biographical information is described above.

The Funds’ SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership of Fund shares, and their compensation.

130	BMO FUNDS INFORMATION

BMO Funds Information (cont.)

Advisory Fees. The Adviser is entitled to receive from each Fund an investment advisory fee equal to a percentage of each Fund’s average daily net assets (ADNA) at the rates, and subject to reduction at breakpoints for each Fund as shown in the following tables.

EQUITY FUNDS (except Small-Cap Core), INTERNATIONAL and GLOBAL FUNDS (except Pyrford Global Equity and TCH Emerging Markets Bond):

	Advisory Fee (as % of each Fund’s ADNA)

Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Low Volatility Equity	0.50%	0.49%	0.45%	0.40%
Dividend Income	0.50	0.49	0.45	0.40
Large-Cap Value	0.70	0.65	0.60	0.55
Large-Cap Growth	0.70	0.65	0.60	0.55
Mid-Cap Value	0.685	0.67	0.57	0.51
Mid-Cap Growth	0.685	0.67	0.57	0.51
Small-Cap Value	0.685	0.68	0.62	0.61
Small-Cap Growth	0.95	0.90	0.90	0.90
Global Low Volatility Equity	0.65	0.64	0.60	0.55
Pyrford International Stock	0.735	0.72	0.62	0.56
LGM Emerging Markets Equity	0.90	0.89	0.85	0.80

FIXED INCOME FUNDS (except Multi-Asset Income):

	Advisory Fee (as % of each Fund’s ADNA)

Fund	on the first $100 million	on the next $150 million	on the next $250 million	in excess of $500 million
TCH Emerging Markets Bond	0.55%	0.55%	0.55%	0.55%
Ultra Short Tax-Free	0.20	0.19	0.17	0.10
Short Tax-Free	0.20	0.19	0.17	0.15
Short-Term Income	0.20	0.19	0.17	0.10
Intermediate Tax-Free	0.25	0.16	0.12	0.10
Mortgage Income	0.25	0.20	0.20	0.20
TCH Intermediate Income	0.25	0.20	0.20	0.20
TCH Corporate Income	0.20	0.19	0.15	0.10
TCH Core Plus Bond	0.25	0.16	0.12	0.10
Monegy High Yield Bond	0.50	0.50	0.50	0.50

SMALL-CAP CORE, PYRFORD GLOBAL EQUITY, and MULTI-ASSET INCOME FUNDS:

	Advisory Fee (as % of each Fund’s ADNA)

Fund	on the first $1 billion	on the next $1 billion	in excess of $2 billion
Small-Cap Core	0.65%	0.625%	0.60%
Pyrford Global Equity	0.60	0.575	0.55
Multi-Asset Income	0.25	0.225	0.20

MONEY MARKET FUNDS:

	Advisory Fee (as % of each Fund’s ADNA)

Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Government	0.200%	0.185%	0.170%	0.155%	0.140%
Tax-Free	0.200	0.185	0.170	0.155	0.140
Prime	0.150	0.135	0.120	0.105	0.090

BMO FUNDS INFORMATION	131

BMO Funds Information (cont.)

The following table reflects the investment advisory fee paid by each Fund as a percentage of a Fund’s ADNA in accordance with the fee schedule in effect during the fiscal year ended August 31, 2014, after taking into effect breakpoints and/or waivers by the Adviser during the period. Effective June 1, 2015, the Funds were subject to the fee schedules in the tables above.

Fund	Advisory Fee Received in Fiscal 2014
Low Volatility Equity Fund	0.26%
Dividend Income Fund	0.35
Large-Cap Value Fund	0.75
Large-Cap Growth Fund	0.75
Mid-Cap Value Fund	0.73
Mid-Cap Growth Fund	0.73
Small-Cap Value Fund	0.56
Small-Cap Core Fund(1)	(5.20)
Small-Cap Growth Fund	1.00
Global Low Volatility Equity Fund(2)	(11.76)
Pyrford Global Equity Fund(1)	(19.53)
Pyrford International Stock Fund	0.75
LGM Emerging Markets Equity Fund	0.75
TCH Emerging Markets Bond Fund(2)	(1.40)
Ultra Short Tax-Free Fund	0.15
Short Tax-Free Fund	0.03
Short-Term Income Fund	0.12
Intermediate Tax-Free Fund	0.24
Mortgage Income Fund	0.28
TCH Intermediate Income Fund	0.30
TCH Corporate Income Fund	0.25
TCH Core Plus Bond Fund	0.23
Monegy High Yield Bond Fund	0.30
Multi-Asset Income Fund(1)	(0.28)
Government Money Market Fund	0.02
Tax-Free Money Market Fund	0.11
Prime Money Market Fund	0.12

(1) The fee paid in 2014 by the SMALL-CAP CORE FUND, PYRFORD GLOBAL EQUITY FUND, and MULTI-ASSET INCOME FUND is for the period from December 27, 2013, each Fund’s inception date, to August 31, 2014, the end of each Fund’s fiscal year. The negative advisory fees represent reimbursement of other operating expenses by the Adviser, in addition to the waiver of advisory fees, for this period.

(2) The fee paid in 2014 by the GLOBAL LOW VOLATILITY EQUITY FUND and TCH EMERGING MARKETS BOND FUND is for the period from September 30, 2013, each Fund’s inception date, to August 31, 2014, the end of each Fund’s fiscal year. The negative advisory fees represent reimbursement of other operating expenses by the Adviser, in addition to the waiver of advisory fees, for this period.

The Adviser has contractually agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the percentage of the average daily net assets of the class of each Fund, as set forth in the “Fees and Expenses of the Fund” section. This agreement may not be terminated prior to December 31, 2015 without the consent of the Funds’ Board of Directors, unless terminated due to the termination of the investment advisory agreement. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

In addition, the Adviser has the discretion to waive its fee for any Fund. Any such waivers by the Adviser are voluntary and may be terminated at any time in the Adviser’s sole discretion.

The Funds’ August 31, 2014 Annual Report contains a discussion regarding the Board’s basis for approving the investment advisory contract and sub-advisory contracts on behalf of the Funds.

Affiliate Services and Fees. BMO Harris Bank provides services to the Funds as custodian of the assets (except for the GLOBAL LOW VOLATILITY EQUITY FUND, PYRFORD GLOBAL EQUITY FUND, PYRFORD INTERNATIONAL STOCK FUND, LGM EMERGING MARKETS EQUITY FUND, and TCH EMERGING MARKETS BOND FUND) and securities lending agent. For each domestic Fund, BMO Harris Bank’s custody fees are calculated at the annual rate of 0.005% on the first $10 billion of ADNA for the BMO Funds it services plus 0.0025% of assets exceeding $10 billion. BMO Harris Bank receives a fee as compensation for its services as securities lending agent. For shareholders that bank with BMO Harris Bank, an affiliate of the Adviser, BMO Harris Bank may offer certain bank privileges based on their overall relationship with BMO.

The Adviser serves as the Funds’ shareholder servicing agent, recordkeeper, and administrator directly and through its division, BMO Funds U.S. Services. The Adviser is entitled to receive shareholder services fees from the Class Y shares of a Fund at the annual rate of 0.25% of the Fund’s ADNA. The Adviser has the discretion to waive a portion of its fees.

132	BMO FUNDS INFORMATION

BMO Funds Information (cont.)

However, any fee waivers are voluntary and may be terminated at any time in its sole discretion. The Adviser does not receive shareholder service fees from the Class A, R3, or R6 shares of the Funds.

The Adviser is the administrator of the Funds and UMB Fund Services, Inc. (UMB) is the sub-administrator.

The Adviser, as administrator, is entitled to receive a fee from each Fund (except the MONEY MARKET FUNDS) of 0.15% of each Fund’s ADNA.

The Adviser, as administrator, is entitled to receive fees from the MONEY MARKET FUNDS at the following annual rates based on the aggregate ADNA of the MONEY MARKET FUNDS combined:

Fee	Combined ADNA
0.040%	on the first $2 billion
0.030%	on the next $2 billion
0.025%	on the next $2 billion
0.020%	on the next $2 billion
0.010%	on ADNA in excess of $8 billion

All fees of the sub-administrator are paid by the Adviser.

Payments to Financial Intermediaries. From time to time, the Adviser, BMO Harris Bank, BMO Harris Financial Advisors (member FINRA/SIPC), the distributor or their affiliates may enter into arrangements with each other or with brokers or other financial intermediaries pursuant to which such parties agree to perform administrative or other services on behalf of their clients who are Fund shareholders. Pursuant to these arrangements, the Adviser, BMO Harris Bank, BMO Harris Financial Advisors, the distributor or their affiliates may make payments to each other or to brokers or other financial intermediaries from their own resources (including shareholder services fees paid by the Funds to the Adviser and Rule 12b-1 fees paid by the Funds to the distributor) for services provided to clients who hold Fund shares. In addition, the Adviser or an affiliate may make payments to a financial intermediary, including affiliates such as BMO Harris Financial Advisors, based on the value of Fund shares held through the affiliate or intermediary, to compensate it for introducing new shareholders to the Funds, and for other services. These payments may vary in amount and generally range from 0.05% to 0.40%. The receipt of (or prospect of receiving) such payments or compensation may provide the affiliate or intermediary and its salespersons with an incentive to favor sales of Fund shares, or certain classes of those shares, over other investment alternatives. You may wish to consider whether such arrangements exist when evaluating recommendations from the affiliate or intermediary.

Distributor. BMO Investment Distributors, LLC (BID) (formerly, M&I Distributors, LLC), a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc., acts as principal distributor of the Funds’ shares. All fees of the distributor are paid by the Adviser. BID is an affiliate of the Adviser and BMO Harris Bank.

BMO FUNDS INFORMATION	133

Historical Performance for Similar Accounts

BMO Large-Cap Low Volatility Alpha Composite

The following table shows the historical composite performance data for all of the Adviser’s advisory accounts that have substantially similar investment policies, strategies, and objectives to those of the LOW VOLATILITY EQUITY FUND, known as the BMO Large-Cap Low Volatility Alpha Composite (the Low Volatility Composite).

The Low Volatility Composite is not subject to the same types of expenses as the LOW VOLATILITY EQUITY FUND and its member accounts may be subject to different diversification requirements, specific tax restrictions, and investment limitations imposed by the Code, foreign tax laws, and/or the 1940 Act than those imposed on the LOW VOLATILITY EQUITY FUND. The data is provided to illustrate the past performance of the Adviser in managing accounts in a substantially similar manner as the LOW VOLATILITY EQUITY FUND as measured against a specific benchmark and does not represent the performance of the LOW VOLATILITY EQUITY FUND. This performance data should not be considered an indication of the future performance of the LOW VOLATILITY EQUITY FUND or the Adviser.

The Adviser has calculated all returns included herein in compliance with the Global Investment Performance Standards (GIPS®). The GIPS standards for calculation of total return differ from the standard required by the SEC for calculation of average annual total returns.

The Low Volatility Composite returns are calculated on an annualized basis net of the highest management fee of 0.60% per annum, net of all actual fees and expenses, and gross of custodian fees and include the reinvestment of all income and dividends.

The Low Volatility Composite expenses are lower than the expenses of Class I shares of the LOW VOLATILITY EQUITY FUND after fee waivers and expense reimbursements. Accordingly, if the expenses of the Fund’s Class I shares had been deducted from the Low Volatility Composite’s returns, the returns would have been lower than those shown.

Periods Ended 8/31/14	Low Volatility Composite	Russell 1000® Index(1)
1 Year	20.81%	25.36%
3 Year	18.54%	20.80%
Since Inception(2)	17.57%	16.10%

(1) The Russell 1000® Index is a widely recognized index of large-capitalization U.S. companies. The index is unmanaged and does not reflect any deduction for fees, expenses, or taxes. A direct investment in an index is not possible.

(2) The Low Volatility Composite commenced operations on January 1, 2011. The Low Volatility Composite includes all of the Adviser’s discretionary institutional and mutual fund accounts (including sub-advisory relationships) with substantially similar investment policies, strategies, and objectives that have been managed by the Adviser for at least one full month.

134	HISTORICAL PERFORMANCE FOR SIMILAR ACCOUNTS

Historical Performance for Similar Accounts BMO Disciplined Small-Cap Core Composite

The following table shows the historical composite performance data for all of the Adviser’s advisory accounts that have substantially similar investment policies, strategies, and objectives to those of the SMALL-CAP CORE FUND, known as the BMO Disciplined Small-Cap Core Composite (the Disciplined Small-Cap Core Composite).

The Disciplined Small-Cap Core Composite is not subject to the same types of expenses as the SMALL-CAP CORE FUND and its member accounts may be subject to different diversification requirements, specific tax restrictions, and investment limitations imposed by the Code, foreign tax laws, and/or the 1940 Act than those imposed on the SMALL-CAP CORE FUND. The data is provided to illustrate the past performance of the Adviser in managing accounts in a substantially similar manner as the SMALL-CAP CORE FUND as measured against a specific benchmark and does not represent the performance of the SMALL-CAP CORE FUND. This performance data should not be considered an indication of the future performance of the SMALL-CAP CORE FUND or the Adviser.

The Adviser has calculated all returns included herein in compliance with the Global Investment Performance Standards (GIPS®). The GIPS standards for calculation of total return differ from the standard required by the SEC for calculation of average annual total returns.

The Disciplined Small-Cap Core Composite returns are calculated on an annualized basis net of the highest management fee of 0.90% per annum, net of all actual fees and expenses, and gross of custodian fees and include the reinvestment of all income and dividends.

The Disciplined Small-Cap Core Composite expenses are lower than the estimated expenses of Class I shares of the SMALL-CAP CORE FUND after fee waivers and expense reimbursements. Accordingly, if the expenses of the Fund’s Class I shares had been deducted from the Disciplined Small-Cap Core Composite’s returns, the returns would have been lower than those shown.

Periods Ended 8/31/14	Disciplined Small-Cap Core Composite	Russell 2000® Index(1)
1 Year	25.43%	17.68%
3 Year	24.33%	19.00%
Since Inception(2)	23.52%	18.63%

(1) The Russell 2000® Index is a widely recognized index of small-capitalization U.S. companies. The index is unmanaged and does not reflect any deduction for fees, expenses, or taxes. A direct investment in an index is not possible.

(2) The Disciplined Small-Cap Core Composite commenced operations on July 1, 2010. The Small-Cap Core Composite includes all of the Adviser’s discretionary institutional and mutual fund accounts (including sub-advisory relationships) with substantially similar investment policies, strategies, and objectives that have been managed by the Adviser for at least one full month.

HISTORICAL PERFORMANCE FOR SIMILAR ACCOUNTS	135

Historical Performance for Similar Accounts BMO Global Low Volatility Alpha Composite

The following table shows the historical composite performance data for all of the Adviser’s advisory accounts that have substantially similar investment policies, strategies, and objectives to those of the GLOBAL LOW VOLATILITY EQUITY FUND, known as the BMO Global Low Volatility Alpha Composite (the Global Low Volatility Composite).

The Global Low Volatility Composite is not subject to the same types of expenses as the GLOBAL LOW VOLATILITY EQUITY FUND and its member accounts may be subject to different diversification requirements, specific tax restrictions, and investment limitations imposed by the Code, foreign tax laws, and/or the 1940 Act than those imposed on the GLOBAL LOW VOLATILITY EQUITY FUND. The data is provided to illustrate the past performance of the Adviser in managing accounts in a substantially similar manner as the GLOBAL LOW VOLATILITY EQUITY FUND as measured against a specific benchmark and does not represent the performance of the GLOBAL LOW VOLATILITY EQUITY FUND. This performance data should not be considered an indication of the future performance of the GLOBAL LOW VOLATILITY EQUITY FUND or the Adviser.

The Adviser has calculated all returns included herein in compliance with the Global Investment Performance Standards (GIPS®). The GIPS standards for calculation of total return differ from the standard required by the SEC for calculation of average annual total returns.

The Global Low Volatility Composite returns are calculated on an annualized basis net of the highest management fee of 0.80% per annum, net of all actual fees and expenses, and gross of custodian fees and include the reinvestment of all income and dividends.

The Global Low Volatility Composite expenses are lower than the estimated expenses of Class I shares of the GLOBAL LOW VOLATILITY EQUITY FUND after fee waivers and expense reimbursements. Accordingly, if the expenses of the Fund’s Class I shares had been deducted from the Global Low Volatility Composite’s returns, the returns would have been lower than those shown.

Periods Ended 8/31/14	Global Low Volatility Composite	MSCI ACWI Index(1)
1 Year	21.15%	21.61%
Since Inception(2)	15.53%	14.43%

(1) The MSCI ACWI Index is a widely recognized index designed to measure the equity market performance of developed and emerging markets. The index is unmanaged and does not reflect any deduction for fees, expenses, or taxes. A direct investment in an index is not possible.

(2) The Global Low Volatility Composite commenced operations on March 30, 2012. The Global Low Volatility Composite includes all of the Adviser’s discretionary institutional and mutual fund accounts (including sub-advisory relationships) with substantially similar investment policies, strategies, and objectives that have been managed by the Adviser for at least one full month.

136	HISTORICAL PERFORMANCE FOR SIMILAR ACCOUNTS

Historical Performance for Similar Accounts

Pyrford International Equity (Base Currency US$) Composite

The following table shows the historical composite performance data for all of Pyrford’s advisory accounts that have substantially similar investment policies and strategies to those of the PYRFORD INTERNATIONAL STOCK FUND, known as the Pyrford International Equity (Base Currency US$) Composite (the International Stock Composite).

The International Stock Composite is not subject to the same types of expenses as the PYRFORD INTERNATIONAL STOCK FUND, and its member accounts may be subject to different diversification requirements, specific tax restrictions, and investment limitations imposed by the Code, foreign tax laws, and/or the 1940 Act than those imposed on the PYRFORD INTERNATIONAL STOCK FUND. Consequently, the performance results for the International Stock Composite could have been adversely affected if the portfolios in the Composite had been regulated under the federal securities and tax laws. The data is provided to illustrate the past performance of Pyrford in managing a substantially similar portfolio as measured against a specific benchmark and does not represent the performance of the PYRFORD INTERNATIONAL STOCK FUND. This performance data should not be considered an indication of the future performance of the PYRFORD INTERNATIONAL STOCK FUND or Pyrford.

Pyrford has calculated all returns included herein in compliance with the Global Investment Performance Standards (GIPS®). The GIPS standards for calculation of total return differ from the standards required by the SEC for calculation of average annual total returns.

The International Stock Composite returns are calculated net of the highest management fee of 0.75% per annum, net of all actual fees and expenses, and gross of custodian fees and include the reinvestment of all income and dividends. The International Stock Composite total returns reflect deduction of non-reclaimable withholding taxes on dividends, interest, and capital gains. The MSCI EAFE Index (gross) total returns reflect reinvestment of the total dividend amount distributed to persons residing in the country of the dividend-paying company.

The International Stock Composite expenses are lower than the expenses of Class Y shares of the PYRFORD INTERNATIONAL STOCK FUND. Accordingly, if the expenses of the Fund’s Class Y shares had been deducted from the International Stock Composite’s returns, the returns would have been lower than those shown.

Periods Ended 8/31/14	International Stock Composite	MSCI EAFE Index(1)
1 Year	14.79%	16.92%
5 Year	11.29%	8.69%
10 Year	9.37%	7.50%
Since Inception(2)	9.17%	5.92%

(1) The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The index is unmanaged and does not reflect any deduction for fees, expenses, or taxes. A direct investment in an index is not possible.

(2) The International Stock Composite comprises all fully discretionary, international equity accounts with a market value greater than US$10 million, a base currency of US$ and no hedging restrictions. The benchmark for the composite is the MSCI EAFE index. The composite was first created on July 1, 1996.

HISTORICAL PERFORMANCE FOR SIMILAR ACCOUNTS	137

Financial Highlights–Investor Class of Shares (For a share outstanding throughout each period)

The Financial Highlights will help you understand the financial performance of the shares of each Fund for the last five fiscal years or since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains distributions.

The information for the fiscal years ended August 31, 2011, 2012, 2013, and 2014 was derived from financial statements audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements and notes thereto, is included in the Funds’ Annual Report dated August 31, 2014, which is available free of charge from the Funds. The information from the year ended August 31, 2010 was derived from financial statements audited by a different firm.

Period Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(1)(4)	Ratios to Average Net Assets(5)			Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate(4)
										Gross Expenses	Net Expenses(2)	Net Investment Income (Loss)(2)
Low Volatility Equity Fund
2014	$11.27	$0.16	$2.03	$2.19	$(0.15)	$(0.11)	$(0.26)	$13.20	19.60%	1.14%	0.90%	1.16%	$413	47%
2013(3)(10)	10.00	0.17	1.15	1.32	(0.05)	—	(0.05)	11.27	13.22	1.53	0.90	2.05	620	101
Dividend Income Fund
2014	12.25	0.28	2.50	2.78	(0.27)	(0.47)	(0.74)	14.29	23.52	1.05	0.90	2.18	63,687	45
2013(3)	10.79	0.29	1.46	1.75	(0.29)	—	(0.29)	12.25	16.44	1.06	0.90	2.49	56,829	25
2012(3)(9)	10.00	0.16	0.76	0.92	(0.13)	—	(0.13)	10.79	9.28	1.15	0.90	2.54	27,647	18
Large-Cap Value Fund
2014	14.54	0.11	3.57	3.68	(0.12)	(1.06)	(1.18)	17.04	26.47	1.23	1.23	0.70	131,012	68
2013(3)	12.21	0.13	2.37	2.50	(0.17)	—	(0.17)	14.54	20.65	1.27	1.24	1.00	111,769	71
2012(3)	10.62	0.12	1.57	1.69	(0.10)	—	(0.10)	12.21	16.04	1.30	1.24	1.10	76,786	127
2011(3)	9.27	0.09	1.31	1.40	(0.05)	—	(0.05)	10.62	15.15	1.29	1.24	0.78	67,845	55
2010(3)	9.42	0.09	(0.12)	(0.03)	(0.12)	—	(0.12)	9.27	(0.42)	1.33	1.27	0.85	73,579	82
Large-Cap Growth Fund
2014	15.08	0.01	4.34	4.35	(0.04)	(1.45)	(1.49)	17.94	30.33	1.24	1.24	0.03	97,738	67
2013(3)	14.16	0.06	1.93	1.99	(0.03)	(1.04)	(1.07)	15.08	15.07	1.25	1.24	0.37	92,037	100
2012(3)	11.97	0.01	2.18	2.19	—	—	—	14.16	18.30	1.29	1.24	0.11	103,385	185
2011(3)	9.90	(0.02)	2.10	2.08	(0.01)	—	(0.01)	11.97	20.99	1.29	1.24	(0.14)	80,508	113
2010(3)	9.64	(0.01)	0.29	0.28	(0.02)	—	(0.02)	9.90	2.94	1.35	1.28	(0.07)	60,125	121
Mid-Cap Value Fund
2014	16.24	0.04	3.64	3.68	(0.06)	(2.20)	(2.26)	17.66	24.65	1.20	1.20	0.23	189,016	30
2013(3)	13.24	0.08	3.62	3.70	(0.08)	(0.62)	(0.70)	16.24	29.23	1.22	1.22	0.51	191,459	48
2012(3)	11.93	0.09	1.27	1.36	(0.05)	—	(0.05)	13.24	11.47	1.25	1.23	0.69	132,283	31
2011(3)	10.30	0.06	1.63	1.69	(0.06)	—	(0.06)	11.93	16.35	1.26	1.24	0.47	131,209	37
2010(3)	9.63	0.04	0.69	0.73	(0.06)	—	(0.06)	10.30	7.62	1.31	1.27	0.38	121,288	58
Mid-Cap Growth Fund
2014	22.94	(0.14)	4.19	4.05	—	(3.06)	(3.06)	23.93	19.16	1.22	1.22	(0.61)	121,928	57
2013(3)	20.11	(0.11)	4.21	4.10	—	(1.27)	(1.27)	22.94	21.40	1.22	1.22	(0.49)	107,410	58
2012(3)	17.78	(0.10)	2.43	2.33	—	—	—	20.11	13.10	1.25	1.24	(0.52)	95,884	69
2011(3)	14.42	(0.04)	3.40	3.36	—	—	—	17.78	23.30	1.30	1.23	(0.21)	92,911	79
2010(3)	12.62	(0.08)	1.88	1.80	—	—	—	14.42	14.26	1.26	1.26	(0.58)	63,584	133

138	FINANCIAL HIGHLIGHTS

Period Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(1)(4)	Ratios to Average Net Assets(5)				Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate(4)
										Gross Expenses	Net Expenses(2)	Net Investment Income (Loss)(2)
Small-Cap Value Fund
2014	$13.57	$(0.03)	$2.24	$2.21	$—	$(1.38)	$(1.38)	$14.40	17.36%	1.40%	1.24%	(0.21	) %	$65,998	43%
2013(3)	10.47	0.06	3.34	3.40	(0.06)	(0.24)	(0.30)	13.57	33.16	1.51	1.24	0.46		42,505	74
2012(3)	9.25	0.01	1.21	1.22	—	—	—	10.47	13.19	1.75	1.24	0.11		28,087	58
2011(3)(8)	10.00	(0.01)	(0.74)	(0.75)	—	—	—	9.25	(7.50)	1.81	1.24	(0.21)		22,132	21
Small-Cap Core Fund
2014(13)	10.00	(0.02)	0.40	0.38	—	—	—	10.38	3.80	7.00	1.15	(0.36)		522	43
Small-Cap Growth Fund
2014	22.21	(0.08)	3.12	3.04	—	(2.94)	(2.94)	22.31	14.44	1.40	1.40	(0.36)		431,093	82
2013(3)	18.12	(0.17)	5.59	5.42	—	(1.33)	(1.33)	22.21	31.90	1.41	1.41	(0.87)		412,282	76
2012(3)	17.49	(0.15)	1.89	1.74	—	(1.11)	(1.11)	18.12	10.19	1.46	1.44	(0.83)		331,307	85
2011(3)	14.03	(0.14)	3.60	3.46	—	—	—	17.49	24.66	1.46	1.44	(0.90)		335,200	101
2010(3)	11.92	(0.15)	2.26	2.11	—	—	—	14.03	17.70	1.54	1.47	(1.18)		163,225	153
Global Low Volatility Equity Fund
2014(3)(12)	10.00	0.13	1.34	1.47	—	—	—	11.47	14.70	13.52	1.10	1.44		105	29
Pyrford Global Equity Fund
2014(3)(13)	10.00	0.18	0.56	0.74	—	—	—	10.74	7.40	21.38	1.15	3.05		628	7
Pyrford International Stock Fund
2014(3)	12.07	0.36	1.27	1.63	(0.56)	(0.03)	(0.59)	13.11	13.69	1.27	1.24	3.12		81,352	6
2013(3)	10.76	0.24	1.35	1.59	(0.23)	(0.05)	(0.28)	12.07	14.98	1.34	1.24	2.23		51,265	15
2012(3)(9)	10.00	0.23	0.53	0.76	—	—	—	10.76	7.60	1.39	1.24	3.55		39,938	13
LGM Emerging Markets Equity Fund
2014(3)	12.58	0.20	1.71	1.91	(0.19)	—	(0.19)	14.30	15.35	1.55	1.40	1.73		62,828	38
2013(3)	13.66	0.22	(0.33)	(0.11)	(0.17)	(0.80)	(0.97)	12.58	(1.23)	1.64	1.40	2.21		41,291	29
2012(3)	15.81	0.36	(1.19)	(0.83)	(0.40)	(0.92)	(1.32)	13.66	(5.04)	1.94	1.43	2.02		17,019	83
2011(3)	16.17	0.08	0.86	0.94	(0.45)	(0.85)	(1.30)	15.81	5.08	1.87	1.50	0.67		11,753	34
2010(3)	14.45	0.03	2.37	2.40	(0.16)	(0.52)	(0.68)	16.17	16.63	2.01	1.50	0.28		12,856	30
TCH Emerging Markets Bond Fund
2014(3)(12)	10.00	0.42	0.83	1.25	(0.11)	—	(0.11)	11.14	12.66	3.10	1.00	4.37		3,953	72
Ultra Short Tax-Free Fund
2014	10.04	0.06	0.05	0.11	(0.06)	(0.00)	(0.06)	10.09	1.10	0.59	0.55	0.57		67,617	86
2013	10.09	0.07	(0.04)	0.03	(0.08)	(0.00)	(0.08)	10.04	0.26	0.57	0.55	0.72		99,168	71
2012(3)	10.06	0.11	0.03	0.14	(0.11)	(0.00)	(0.11)	10.09	1.41	0.62	0.55	1.06		107,582	128
2011(3)	10.07	0.14	(0.01)	0.13	(0.14)	(0.00)	(0.14)	10.06	1.33	0.65	0.55	1.41		55,069	148
2010(3)(7)	10.00	0.11	0.07	0.18	(0.11)	—	(0.11)	10.07	1.82	0.71	0.55	1.25		33,189	83
Short Tax-Free Fund
2014	9.95	0.13	0.25	0.38	(0.13)	—	(0.13)	10.20	3.86	0.87	0.55	1.30		25,442	69
2013(3)(11)	10.00	0.08	(0.05)	0.03	(0.08)	—	(0.08)	9.95	0.34	1.06	0.55	1.17		15,240	74
Short-Term Income Fund
2014	9.37	0.10	0.04	0.14	(0.11)	—	(0.11)	9.40	1.55	0.68	0.60	1.11		77,006	43
2013(3)	9.47	0.14	(0.09)	0.05	(0.15)	—	(0.15)	9.37	0.55	0.68	0.60	1.45		111,792	51
2012(3)	9.32	0.18	0.15	0.33	(0.18)	—	(0.18)	9.47	3.62	0.72	0.60	1.89		90,098	63
2011(3)	9.30	0.25	(0.00)	0.25	(0.23)	—	(0.23)	9.32	2.59	0.78	0.60	2.65		64,882	114
2010(3)	8.97	0.27	0.32	0.59	(0.26)	—	(0.26)	9.30	6.61	0.80	0.60	2.95		52,353	50

FINANCIAL HIGHLIGHTS	139

Period Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(1)(4)	Ratios to Average Net Assets(5)			Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate(4)
										Gross Expenses	Net Expenses(2)	Net Investment Income (Loss)(2)
TCH Intermediate Income Fund
2014	$10.29	$0.19	$0.36	$0.55	$(0.19)	$—	$(0.19)	$10.65	5.37%	0.90%	0.80%	1.77%	$34,301	118%
2013(3)	10.52	0.13	(0.23)	(0.10)	(0.13)	—	(0.13)	10.29	(0.99)	0.89	0.80	1.20	45,948	248
2012(3)	10.13	0.18	0.39	0.57	(0.18)	—	(0.18)	10.52	5.72	0.92	0.80	1.74	53,044	190
2011(3)	9.90	0.18	0.22	0.40	(0.17)	—	(0.17)	10.13	4.07	0.93	0.80	1.78	54,028	445
2010(3)	9.00	0.23	0.86	1.09	(0.19)	—	(0.19)	9.90	12.25	0.94	0.80	2.43	65,383	373
Intermediate Tax-Free Fund
2014	10.66	0.28	0.59	0.87	(0.28)	(0.00)	(0.28)	11.25	8.29	0.61	0.55	2.58	1,003,132	35
2013(3)	11.30	0.28	(0.57)	(0.29)	(0.28)	(0.07)	(0.35)	10.66	(2.67)	0.61	0.55	2.51	844,129	39
2012(3)	10.75	0.34	0.55	0.89	(0.33)	(0.01)	(0.34)	11.30	8.41	0.70	0.55	3.02	730,555	53
2011(3)	10.87	0.36	(0.09)	0.27	(0.36)	(0.03)	(0.39)	10.75	2.65	0.88	0.55	3.44	385,220	59
2010(3)	10.28	0.38	0.61	0.99	(0.38)	(0.02)	(0.40)	10.87	9.78	1.08	0.55	3.58	422,804	45
Mortgage Income Fund
2014	9.17	0.20	0.24	0.44	(0.25)	—	(0.25)	9.36	4.87	0.92	0.80	2.21	105,888	129
2013(3)	9.77	0.11	(0.38)	(0.27)	(0.22)	(0.11)	(0.33)	9.17	(2.81)	0.88	0.80	1.33	138,914	307
2012(3)	10.04	0.18	0.22	0.40	(0.27)	(0.40)	(0.67)	9.77	4.23	0.93	0.80	1.91	177,442	355
2011(3)	10.09	0.21	0.25	0.46	(0.21)	(0.30)	(0.51)	10.04	4.72	0.93	0.80	2.08	204,664	717
2010(3)	9.49	0.32	0.57	0.89	(0.29)	—	(0.29)	10.09	9.49	0.91	0.80	3.24	274,660	383
TCH Corporate Income Fund
2014	12.39	0.44	0.91	1.35	(0.44)	(0.21)	(0.65)	13.09	11.20	0.74	0.59	3.32	78,347	25
2013(3)	13.05	0.41	(0.34)	0.07	(0.43)	(0.30)	(0.73)	12.39	0.40	0.75	0.65	3.20	35,860	123
2012(3)	12.36	0.47	0.83	1.30	(0.49)	(0.12)	(0.61)	13.05	10.82	0.80	0.79	3.55	47,507	79
2011(3)	12.48	0.49	0.18	0.67	(0.51)	(0.28)	(0.79)	12.36	5.60	0.88	0.80	3.95	17,542	48
2010(3)	11.57	0.50	1.00	1.50	(0.52)	(0.07)	(0.59)	12.48	13.28	1.10	0.80	4.01	15,546	80
TCH Core Plus Bond Fund
2014	11.32	0.31	0.66	0.97	(0.32)	(0.02)	(0.34)	11.95	8.68	0.62	0.59	2.66	517,753	44
2013(3)	11.90	0.30	(0.30)	0.00	(0.30)	(0.28)	(0.58)	11.32	(0.18)	0.68	0.61	2.26	463,851	101
2012(3)	11.41	0.40	0.61	1.01	(0.44)	(0.08)	(0.52)	11.90	9.23	0.77	0.77	3.43	94,648	84
2011(3)	11.44	0.46	0.22	0.68	(0.48)	(0.23)	(0.71)	11.41	6.18	0.84	0.80	4.03	62,121	48
2010(3)	10.81	0.40	0.68	1.08	(0.44)	(0.01)	(0.45)	11.44	10.19	0.97	0.80	3.58	39,776	72
Monegy High Yield Bond Fund
2014	10.32	0.55	0.26	0.81	(0.55)	(0.14)	(0.69)	10.44	8.06	1.10	0.90	5.28	40,297	42
2013(3)	10.32	0.57	0.00	0.57	(0.57)	(0.00)	(0.57)	10.32	5.54	1.08	0.90	5.36	48,758	34
2012(3)(9)	10.00	0.35	0.32	0.67	(0.35)	—	(0.35)	10.32	6.83	1.10	0.90	5.34	58,898	16
Multi-Asset Income Fund
2014(13)	10.00	0.12	0.25	0.37	(0.10)	—	(0.10)	10.27	3.66	1.32	0.80	1.81	532	0	(6)
Government Money Market Fund
2014	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.54	0.07	0.01	105,267	—
2013	1.00	0.00	—	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.55	0.13	0.01	133,255	—
2012	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	0.56	0.16	0.01	101,548	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.55	0.21	0.01	256,327	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.54	0.28	0.01	353,637	—
Tax-Free Money Market Fund
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53	0.20	0.01	131,175	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53	0.30	0.01	121,613	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.04	0.54	0.43	0.03	160,882	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.07	0.54	0.44	0.06	243,833	—
2010	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.30	0.54	0.45	0.29	299,374	—

140	FINANCIAL HIGHLIGHTS

Period Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(1)(4)	Ratios to Average Net Assets(5)			Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate(4)
										Gross Expenses	Net Expenses(2)	Net Investment Income (Loss)(2)
Prime Money Market Fund
2014	$1.00	$0.00	$0.00	$0.00	$(0.00)	$(0.00)	$(0.00)	$1.00	0.01%	0.45%	0.18%	0.01%	$1,356,875	—%
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.46	0.27	0.01	1,423,007	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.46	0.38	0.01	1,288,067	—
2011	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.46	0.38	0.01	1,401,557	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.04	0.46	0.41	0.04	1,412,771	—

(1)	Based on net asset value as of end of period date.
(2)	Net expense and net investment income (loss) ratios reflect the expense limitation agreement.
(3)	Redemption fees consisted of per share amounts less than $0.01. Effective February 8, 2012, the Ultra Short Tax-Free Fund discontinued its redemption fee policy and effective June 14, 2013, the remaining domestic Funds discontinued their redemption fee policy.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Represents less than 0.5%.
(7)	Reflects operations for the period from September 30, 2009 (inception date) to August 31, 2010.
(8)	Reflects operations for the period from February 28, 2011 (inception date) to August 31, 2011.
(9)	Reflects operations for the period from December 29, 2011 (inception date) to August 31, 2012.
(10)	Reflects operations for the period from September 28, 2012 (inception date) to August 31, 2013
(11)	Reflects operations for the period from November 29, 2012 (inception date) to August 31, 2013.
(12)	Reflects operations for the period from September 30, 2013 (inception date) to August 31, 2014.
(13)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.

FINANCIAL HIGHLIGHTS	141

Financial Highlights–Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(1)(4)	Ratios to Average Net Assets(5)			Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate(4)
										Gross Expenses	Net Expenses(2)	Net Investment Income (Loss)(2)
Low Volatility Equity Fund
2014	$11.28	$0.18	$2.05	$2.23	$(0.18)	$(0.11)	$(0.29)	$13.22	19.97%	0.89%	0.65%	1.49%	$57,421	47%
2013(3)(11)	10.00	0.10	1.25	1.35	(0.07)	—	(0.07)	11.28	13.47	1.28	0.65	1.79	41,009	101
Dividend Income Fund
2014	12.27	0.32	2.51	2.83	(0.31)	(0.47)	(0.78)	14.32	23.87	0.80	0.65	2.43	55,387	45
2013(3)	10.80	0.33	1.46	1.79	(0.32)	—	(0.32)	12.27	16.78	0.81	0.65	2.79	50,393	25
2012(3)(10)	10.00	0.19	0.76	0.95	(0.15)	—	(0.15)	10.80	9.50	0.90	0.65	2.76	46,959	18
Large-Cap Value Fund
2014	14.56	0.16	3.56	3.72	(0.16)	(1.06)	(1.22)	17.06	26.74	0.98	0.98	0.95	119,263	68
2013(3)	12.24	0.17	2.37	2.54	(0.22)	—	(0.22)	14.56	20.95	1.02	0.99	1.24	101,834	71
2012(3)	10.65	0.16	1.56	1.72	(0.13)	—	(0.13)	12.24	16.32	1.05	0.99	1.36	72,633	127
2011(3)	9.28	0.11	1.32	1.43	(0.06)	—	(0.06)	10.65	15.47	1.04	0.99	1.03	78,877	55
2010(3)	9.43	0.11	(0.11)	0.00	(0.15)	—	(0.15)	9.28	(0.14)	1.08	1.02	1.09	88,269	82
Large-Cap Growth Fund
2014	15.18	0.06	4.36	4.42	(0.09)	(1.45)	(1.54)	18.06	30.63	0.99	0.99	0.28	130,948	67
2013(3)	14.24	0.08	1.96	2.04	(0.06)	(1.04)	(1.10)	15.18	15.46	1.00	0.99	0.58	122,689	100
2012(3)	12.02	0.05	2.17	2.22	—	—	—	14.24	18.47	1.04	0.99	0.35	89,138	185
2011(3)	9.94	0.01	2.11	2.12	(0.04)	—	(0.04)	12.02	21.33	1.04	0.99	0.11	103,598	113
2010(3)	9.67	0.02	0.29	0.31	(0.04)	—	(0.04)	9.94	3.17	1.10	1.03	0.18	91,433	121
Mid-Cap Value Fund
2014	16.23	0.08	3.64	3.72	(0.12)	(2.20)	(2.32)	17.63	24.96	0.95	0.95	0.49	145,606	30
2013(3)	13.23	0.12	3.61	3.73	(0.11)	(0.62)	(0.73)	16.23	29.58	0.97	0.97	0.77	122,818	48
2012(3)	11.93	0.12	1.27	1.39	(0.09)	—	(0.09)	13.23	11.71	1.00	0.98	0.94	103,596	31
2011(3)	10.29	0.09	1.63	1.72	(0.08)	—	(0.08)	11.93	16.72	1.01	0.99	0.71	108,425	37
2010(3)	9.63	0.06	0.69	0.75	(0.09)	—	(0.09)	10.29	7.83	1.06	1.02	0.63	99,329	58
Mid-Cap Growth Fund
2014	23.26	(0.09)	4.26	4.17	—	(3.06)	(3.06)	24.37	19.43	0.97	0.97	(0.36)	144,807	57
2013(3)	20.32	(0.05)	4.26	4.21	—	(1.27)	(1.27)	23.26	21.74	0.97	0.97	(0.24)	142,302	58
2012(3)	17.93	(0.06)	2.45	2.39	—	—	—	20.32	13.33	1.00	0.99	(0.27)	131,501	69
2011(3)	14.50	0.02	3.41	3.43	—	—	—	17.93	23.66	0.98	0.98	0.10	161,539	79
2010(3)	12.68	(0.05)	1.89	1.84	(0.02)	—	(0.02)	14.50	14.49	1.05	1.01	(0.33)	136,392	133
Small-Cap Value Fund
2014	13.62	0.01	2.25	2.26	—	(1.38)	(1.38)	14.50	17.68	1.15	0.99	0.04	16,369	43
2013(3)	10.51	0.09	3.35	3.44	(0.09)	(0.24)	(0.33)	13.62	33.49	1.26	0.99	0.48	13,404	74
2012(3)	9.26	0.03	1.22	1.25	—	—	—	10.51	13.50	1.50	0.99	0.34	4,135	58
2011(3)(9)	10.00	0.00	(0.74)	(0.74)	—	—	—	9.26	(7.40)	1.56	0.99	0.04	2,814	21
Small-Cap Core Fund
2014(14)	10.00	0.00	0.40	0.40	—	—	—	10.40	4.00	6.75	0.90	(0.03)	3,030	43

142	FINANCIAL HIGHLIGHTS

Period Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(1)(4)	Ratios to Average Net Assets(5)				Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate(4)
										Gross Expenses	Net Expenses(2)	Net Investment Income (Loss)(2)
Small-Cap Growth Fund
2014	$22.55	$(0.02)	$3.16	$3.14	$—	$(2.94)	$(2.94)	$22.75	14.69%	1.15%	1.15%	(0.09	) %	$363,988	82%
2013(3)	18.33	(0.12)	5.67	5.55	—	(1.33)	(1.33)	22.55	32.26	1.16	1.16	(0.62)		297,065	76
2012(3)	17.65	(0.09)	1.88	1.79	—	(1.11)	(1.11)	18.33	10.39	1.21	1.19	(0.59)		224,964	85
2011(3)	14.12	(0.11)	3.64	3.53	—	—	—	17.65	25.00	1.21	1.19	(0.56)		193,655	101
2010(3)	11.97	(0.12)	2.27	2.15	—	—	—	14.12	17.96	1.29	1.22	(0.93)		169,036	153
Global Low Volatility Equity Fund
2014(3)(13)	10.00	0.07	1.43	1.50	—	—	—	11.50	15.00	13.27	0.85	1.76		3,947	29
Pyrford Global Equity Fund
2014(3)(14)	10.00	0.23	0.53	0.76	—	—	—	10.76	7.60	21.13	0.90	3.33		539	7
Pyrford International Stock Fund
2014(3)	12.10	0.39	1.27	1.66	(0.59)	(0.03)	(0.62)	13.14	14.00	1.02	0.99	3.32		272,486	6
2013(3)	10.78	0.22	1.40	1.62	(0.25)	(0.05)	(0.30)	12.10	15.29	1.09	0.99	2.63		159,985	15
2012(3)(10)	10.00	0.24	0.54	0.78	—	—	—	10.78	7.80	1.14	0.99	3.83		77,791	13
LGM Emerging Markets Equity Fund
2014(3)	12.61	0.23	1.71	1.94	(0.22)	—	(0.22)	14.33	15.57	1.30	1.15	1.89		111,807	38
2013(3)	13.69	0.26	(0.34)	(0.08)	(0.20)	(0.80)	(1.00)	12.61	(1.00)	1.40	1.15	2.41		84.760	29
2012(3)	15.86	0.37	(1.17)	(0.80)	(0.45)	(0.92)	(1.37)	13.69	(4.79)	1.70	1.18	2.15		42,949	83
2011(3)	16.21	0.09	0.90	0.99	(0.49)	(0.85)	(1.34)	15.86	5.32	1.61	1.25	0.85		37,164	34
2010(3)	14.47	0.09	2.35	2.44	(0.18)	(0.52)	(0.70)	16.21	16.88	1.76	1.25	0.53		46,996	30
TCH Emerging Markets Bond Fund
2014(3)(13)	10.00	0.44	0.84	1.28	(0.12)	—	(0.12)	11.16	12.89	2.85	0.85	4.52		3,961	72
Ultra Short Tax-Free Fund
2014	10.04	0.09	0.05	0.14	(0.09)	(0.00)	(0.09)	10.09	1.35	0.34	0.30	0.82		663,538	86
2013	10.09	0.10	(0.05)	0.05	(0.10)	(0.00)	(0.10)	10.04	0.51	0.32	0.30	0.97		739,246	71
2012(3)	10.06	0.14	0.03	0.17	(0.14)	(0.00)	(0.14)	10.09	1.66	0.37	0.30	1.32		682,788	128
2011(3)	10.07	0.17	(0.01)	0.16	(0.17)	(0.00)	(0.17)	10.06	1.58	0.40	0.30	1.64		368,540	148
2010(3)(7)	10.00	0.13	0.07	0.20	(0.13)	—	(0.13)	10.07	2.05	0.46	0.30	1.52		273,120	83
Short Tax-Free Fund
2014	9.95	0.15	0.26	0.41	(0.15)	—	(0.15)	10.21	4.12	0.62	0.40	1.45		78,050	69
2013(3)(12)	10.00	0.10	(0.05)	(0.05)	(0.10)	—	(0.10)	9.95	0.45	0.81	0.40	1.33		34,138	74
Short-Term Income Fund
2014	9.39	0.13	0.04	0.17	(0.14)	—	(0.14)	9.42	1.80	0.43	0.35	1.35		142,526	43
2013(3)	9.48	0.16	(0.07)	0.09	(0.18)	—	(0.18)	9.39	0.91	0.43	0.35	1.70		117,378	51
2012(3)	9.32	0.20	0.17	0.37	(0.21)	—	(0.21)	9.48	3.99	0.47	0.35	2.16		101,182	63
2011(3)	9.31	0.26	(0.01)	0.25	(0.24)	—	(0.24)	9.32	2.73	0.52	0.35	2.93		86,591	114
2010(3)	8.98	0.29	0.32	0.61	(0.28)	—	(0.28)	9.31	6.87	0.55	0.35	3.19		72,686	50
TCH Intermediate Income Fund
2014	10.28	0.21	0.36	0.57	(0.21)	—	(0.21)	10.64	5.63	0.65	0.55	2.03		110,824	118
2013(3)	10.51	0.15	(0.23)	(0.08)	(0.15)	—	(0.15)	10.28	(0.74)	0.64	0.55	1.45		95,908	248
2012(3)	10.12	0.20	0.40	0.60	(0.21)	—	(0.21)	10.51	5.99	0.67	0.55	1.99		113,933	190
2011(3)	9.90	0.20	0.21	0.41	(0.19)	—	(0.19)	10.12	4.22	0.68	0.55	2.03		102,730	445
2010(3)	8.99	0.26	0.87	1.13	(0.22)	—	(0.22)	9.90	12.65	0.69	0.55	2.69		109,776	373

FINANCIAL HIGHLIGHTS	143

144	FINANCIAL HIGHLIGHTS

Period Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(1)(4)	Ratios to Average Net Assets(5)			Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate(4)
										Gross Expenses	Net Expenses(2)	Net Investment Income (Loss)(2)
Intermediate Tax-Free Fund
2014	$10.66	$0.31	$0.59	$0.90	$(0.31)	$(0.00)	$(0.31)	$11.25	8.50%	0.36%	0.36%	2.77%	$396,291	35%
2013(3)	11.29	0.30	(0.56)	(0.26)	(0.30)	(0.07)	(0.37)	10.66	(2.40)	0.36	0.36	2.70	352,883	39
2012(3)	10.75	0.34	0.55	0.89	(0.34)	(0.01)	(0.35)	11.29	8.41	0.45	0.45	3.10	345,109	55
2011(3)(8)	10.37	0.25	0.38	0.63	(0.25)	—	(0.25)	10.75	6.17	0.56	0.50	3.54	166,269	59
Mortgage Income Fund
2014	9.16	0.23	0.23	0.46	(0.27)	—	(0.27)	9.35	5.13	0.67	0.55	2.45	28,473	129
2013(3)	9.76	0.15	(0.39)	(0.24)	(0.25)	(0.11)	(0.36)	9.16	(2.57)	0.63	0.55	1.57	35,880	307
2012(3)	10.03	0.21	0.22	0.43	(0.30)	(0.40)	(0.70)	9.76	4.49	0.68	0.55	2.16	41,528	355
2011(3)	10.08	0.24	0.24	0.48	(0.23)	(0.30)	(0.53)	10.03	4.99	0.67	0.55	2.33	47,101	717
2010(3)	9.49	0.35	0.55	0.90	(0.31)	—	(0.31)	10.08	9.65	0.66	0.55	3.52	113,314	383
TCH Corporate Income Fund
2014	12.37	0.45	0.91	1.36	(0.45)	(0.21)	(0.66)	13.07	11.32	0.49	0.49	3.50	121,773	25
2013(3)	13.03	0.44	(0.35)	0.09	(0.45)	(0.30)	0.75	12.37	0.54	0.50	0.50	3.36	93,490	123
2012(3)	12.35	0.49	0.83	1.32	(0.52)	(0.12)	(0.64)	13.03	11.02	0.55	0.54	3.88	91,611	79
2011(3)	12.48	0.52	0.17	0.69	(0.54)	(0.28)	(0.82)	12.35	5.77	0.63	0.55	4.18	76,263	48
2010(3)	11.57	0.53	0.99	1.52	(0.54)	(0.07)	(0.61)	12.48	13.56	0.85	0.55	4.13	52,317	80
TCH Core Plus Bond Fund
2014	11.32	0.33	0.65	0.98	(0.34)	(0.02)	(0.36)	11.94	8.82	0.37	0.37	2.89	422,941	44
2013(3)	11.90	0.32	(0.29)	0.03	(0.33)	(0.28)	(0.61)	11.32	0.09	0.43	0.43	2.44	321,051	101
2012(3)	11.41	0.43	0.61	1.04	(0.47)	(0.08)	(0.55)	11.90	9.41	0.52	0.52	3.68	63,697	84
2011(3)	11.44	0.49	0.21	0.70	(0.50)	(0.23)	(0.73)	11.41	6.45	0.59	0.55	4.28	47,398	48
2010(3)	10.81	0.42	0.68	1.10	(0.46)	(0.01)	(0.47)	11.44	10.46	0.72	0.55	3.84	35,851	72
Monegy High Yield Bond
2014	10.32	0.58	0.26	0.84	(0.58)	(0.14)	(0.72)	10.44	8.32	0.85	0.65	5.53	37,307	42
2013(3)	10.32	0.59	0.00	0.59	(0.59)	(0.00)	(0.59)	10.32	5.80	0.83	0.65	5.61	49,722	34
2012(3)(10)	10.00	0.37	0.32	0.69	(0.37)	—	(0.37)	10.32	7.00	0.85	0.65	5.54	48,574	16
Multi-Asset Income Fund
2014(14)	10.00	0.11	0.27	0.38	(0.11)	—	(0.11)	10.27	3.83	1.07	0.55	2.29	45,675	0	(6)
Government Money Market Fund
2014	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.29	0.07	0.01	427,913	—
2013	1.00	0.00	—	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.30	0.13	0.01	431,677	—
2012	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	0.31	0.16	0.01	334,571	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.04	0.30	0.17	0.04	244,082	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.09	0.29	0.20	0.09	314,001	—
Tax-Free Money Market Fund
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.28	0.19	0.02	453,901	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.13	0.28	0.20	0.11	696,785	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.27	0.29	0.20	0.25	582,585	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.31	0.28	0.20	0.30	613,935	—
2010	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.55	0.29	0.20	0.53	607,761	—
Prime Money Market Fund
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.20	0.18	0.01	1,968,436	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.08	0.21	0.20	0.08	2,590,312	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.20	0.21	0.20	0.19	1,934,167	—
2011	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.19	0.21	0.20	0.19	2,164,483	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.25	0.21	0.20	0.25	2,077,081	—

(1)	Based on net asset value as of end of period date.

(2)	Net expense and net investment income (loss) ratios reflect the expense limitation agreement.
(3)	Redemption fees consisted of per share amounts less than $0.01. Effective February 8, 2012, the Ultra Short Tax-Free Fund discontinued its redemption fee policy and effective June 14, 2013, the remaining domestic Funds discontinued their redemption fee policy.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Represents less than 0.5%.
(7)	Reflects operations for the period from September 30, 2009 (inception date) to August 31, 2010.
(8)	Reflects operations for the period from December 27, 2010 (inception date) to August 31, 2011.
(9)	Reflects operations for the period from February 28, 2011 (inception date) to August 31, 2011.
(10)	Reflects operations for the period from December 29, 2011 (inception date) to August 31, 2012.
(11)	Reflects operations for the period from September 28, 2012 (inception date) to August 31, 2013.
(12)	Reflects operations for the period from November 29, 2012 (inception date) to August 31, 2013.
(13)	Reflects operations for the period from September 30, 2013 (inception date) to August 31, 2014
(14)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(15)	Computed using the average shares method.

FINANCIAL HIGHLIGHTS	145

Financial Highlights–Advisor Class of Shares (For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(1)(4)	Ratios to Average Net Assets(5)			Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate(4)
										Gross Expenses	Net Expenses(2)	Net Investment Income (Loss)(2)
Low Volatility Equity Fund
2014(6)	$12.74	$0.04	$0.47	$0.51	$(0.05)	$—	$(0.05)	$13.20	4.03%	1.02%	0.90%	1.17%	$26	47%
Dividend Income Fund
2014(6)	13.57	0.08	0.71	0.79	(0.07)	—	(0.07)	14.29	5.84	1.08	0.90	2.09	26	45
Large-Cap Value Fund
2014(6)	16.23	0.04	0.82	0.86	(0.05)	—	(0.05)	17.04	5.32	1.23	1.23	0.83	27	68
Large-Cap Growth Fund
2014(6)	16.81	0.01	1.12	1.13	—	—	—	17.94	6.72	1.24	1.24	0.17	26	67
Mid-Cap Value Fund
2014(6)	16.61	0.01	1.04	1.05	—	—	—	17.66	6.32	1.20	1.20	0.31	27	30
Mid-Cap Growth Fund
2014(6)	22.89	(0.04)	1.08	1.04	—	—	—	23.93	4.54	1.24	1.24	(0.63)	26	57
Small-Cap Value Fund
2014(6)	13.99	(0.01)	0.42	0.41	—	—	—	14.40	2.93	1.46	1.24	(0.14)	26	43
Small-Cap Core Fund
2014(6)	10.08	(0.01)	0.31	0.30	—	—	—	10.38	2.98	4.82	1.15	(0.30)	26	43
Global Low Volatility Equity Fund
2014(3)(6)	11.12	0.05	0.30	0.35	—	—	—	11.47	3.15	11.55	1.10	1.53	26	29
Pyrford Global Equity Fund
2014(3)(6)	10.50	0.06	0.18	0.24	—	—	—	10.74	2.29	15.81	1.15	2.15	26	7
Pyrford International Stock Fund
2014(3)(6)	13.13	0.07	(0.09)	(0.02)	—	—	—	13.11	(0.15)	1.28	1.24	1.95	25	6
LGM Emerging Markets Equity Fund
2014(3)(6)	13.69	0.08	0.53	0.61	—	—	—	14.30	4.46	1.66	1.40	2.05	26	38
TCH Emerging Markets Bond Fund
2014(3)(6)	10.80	0.12	0.22	0.34	—	—	—	11.14	3.15	2.42	1.00	4.26	26	72
Ultra Short Tax-Free Fund
2014(6)	10.09	0.01	0.00	0.01	(0.01)	—	(0.01)	10.09	0.13	0.59	0.55	0.50	25	86
Short Tax-Free Fund
2014(6)	10.17	0.03	0.03	0.06	(0.03)	—	(0.03)	10.20	0.64	0.83	0.55	1.29	25	69
Short-Term Income Fund
2014(6)	9.42	0.02	(0.01)	0.01	(0.03)	—	(0.03)	9.40	0.10	0.71	0.60	1.10	25	43
TCH Intermediate Income Fund
2014(6)	10.61	0.05	0.04	0.09	(0.05)	—	(0.05)	10.65	0.88	0.90	0.80	1.90	25	118
Intermediate Tax-Free Fund
2014(6)	11.16	0.07	0.09	0.16	(0.07)	—	(0.07)	11.25	1.46	0.60	0.55	2.41	2,044	35

146	FINANCIAL HIGHLIGHTS

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(1)(4)	Ratios to Average Net Assets(5)			Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate(4)
										Gross Expenses	Net Expenses(2)	Net Investment Income (Loss)(2)
Mortgage Income Fund
2014(6)	$9.35	$0.03	$0.05	$0.08	$(0.07)	$—	$(0.07)	$9.36	0.86%	0.94%	0.80%	2.38%	$25	129%
TCH Corporate Income Fund
2014(6)	12.93	0.09	0.17	0.26	(0.10)	—	(0.10)	13.09	2.02	0.72	0.59	2.92	25	25
TCH Core Plus Bond Fund
2014(6)	11.82	0.08	0.14	0.22	(0.09)	—	(0.09)	11.95	1.85	0.60	0.59	2.74	25	44
Monegy High Yield Bond Fund
2014(6)	10.52	0.14	(0.08)	0.06	(0.14)	—	(0.14)	10.44	0.58	1.17	0.90	5.09	25	42
Multi-Asset Income Fund
2014(6)	10.24	0.06	0.05	0.11	(0.08)	—	(0.08)	10.27	1.03	0.99	0.80	2.17	25	0	(7)

(1)	Based on net asset value as of end of period date.
(2)	Net expense and net investment income (loss) ratios reflect the expense limitation agreement.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.
(7)	Represents less than 0.5%.

FINANCIAL HIGHLIGHTS	147

Financial Highlights–Class R3 of Shares (For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(1)(4)	Ratios to Average Net Assets(5)			Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate(4)
										Gross Expenses	Net Expenses(2)	Net Investment Income (Loss)(2)
Mid-Cap Value Fund
2014(6)	$16.58	$0.00	$1.04	$1.04	$—	$—	$—	$17.62	6.27%	1.45%	1.45%	0.07%	$26	30%
Mid-Cap Growth Fund
2014(6)	23.30	(0.06)	1.10	1.04	—	—	—	24.34	4.46	1.49	1.49	(0.89)	26	57
Small-Cap Value Fund
2014(6)	14.07	(0.01)	0.42	0.41	—	—	—	14.48	2.91	1.71	1.49	(0.39)	26	43
Pyrford International Stock Fund
2014(3)(6)	13.15	0.06	(0.09)	(0.03)	—	—	—	13.12	(0.23)	1.53	1.49	1.70	25	6

(1)	Based on net asset value as of end of period date.
(2)	Net expense and net investment income (loss) ratios reflect the expense limitation agreement.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.

148	FINANCIAL HIGHLIGHTS

Financial Highlights–Class R6 of Shares (For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(1)(4)	Ratios to Average Net Assets(5)			Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate(4)
										Gross Expenses	Net Expenses(2)	Net Investment Income (Loss)(2)
Mid-Cap Value Fund
2014(6)	$16.58	$0.03	$1.04	$1.07	$—	$—	$—	$17.65	6.45%	0.80%	0.80%	0.71%	$27	30%
Mid-Cap Growth Fund
2014(6)	23.30	(0.02)	1.10	1.08	—	—	—	24.38	4.64	0.84	0.84	(0.24)	26	57
Small-Cap Value Fund
2014(6)	14.07	0.01	0.42	0.43	—	—	—	14.50	3.06	1.06	0.84	0.25	26	43
Pyrford International Stock Fund
2014(3)(6)	13.15	0.08	(0.08)	0.00	—	—	—	13.15	0.00	0.88	0.84	2.36	25	6

(1)	Based on net asset value as of end of period date.
(2)	Net expense and net investment income (loss) ratios reflect the expense limitation agreement.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.

FINANCIAL HIGHLIGHTS	149

PRSRT STD

U.S. POSTAGE

PAID

LANCASTER, PA

PERMIT NO. 1793

The SAI is incorporated by reference into this Prospectus. Additional information about the Funds’ investments is contained in the SAI and the Annual and Semi-Annual Reports of the Funds as they become available. The Annual Report’s investment commentaries discuss market conditions and investment strategies that significantly affected the performance of each Fund during its last fiscal year.

To obtain the SAI, Annual Report, Semi-Annual Report, and other information, free of charge, and to make inquiries, write to or call BMO Funds U.S. Services at 1-800-236-FUND (3863). You also may obtain these materials free of charge on the BMO Funds’ website at www.bmofunds.com.

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI.

They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and review and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section: Securities and Exchange Commission Washington, D.C. 20549-1520    |    publicinfo@sec.gov    |    1-202-551-8090

Reports and other information about the Funds are also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

BMO Funds U.S. Services

P.O. Box 55931

Boston, MA 02205-5931

1-414-287-8555

1-800-236-FUND (3863)

www.bmofunds.com

BMO Global Asset Management is the brand name for various affiliated entities of BMO Financial Group that provide investment management, retirement, and trust and custody services. Certain of the products and services offered under the brand name BMO Global Asset Management are designed specifically for various categories of investors in a number of different countries and regions and may not be available to all investors. Products and services are only offered to such investors in those countries and regions in accordance with applicable laws and regulations. BMO Financial Group is a service mark of Bank of Montreal.

BMO Investment Distributors, LLC

Distributor

Not FDIC Insured	No Bank Guarantee	May Lose Value

Investment Company Act File No. 811-58433    10-328-088